Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	LDK
Entity Registrant Name	LDK SOLAR CO., LTD.
Entity Central Index Key	0001385424
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	133,518,800

CONSOLIDATED BALANCE SHEETS(USD ($)) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 244,072		$ 202,127
Pledged bank deposits	565,062		503,721
Trade accounts and bills receivable, net	491,407		384,265
Inventories	654,947		474,612
Prepayments to suppliers, net	28,178		112,448
Other current assets, including amounts due from the Group's executives and employees of $46,262 and $46,361 as of December 31, 2010 and 2011, respectively	295,005		237,173
Due from related parties	41,320		45,161
Deferred income tax assets, net	30,931		15,914
Total current assets	2,350,922		1,975,421
Property, plant and equipment, net	3,872,361		2,993,213
Deposits for purchases of property, plant and equipment and land use right	151,701		144,298
Land use rights	293,559		220,405
Inventories to be processed beyond one year	0		13,024
Prepayments to suppliers expected to be utilized beyond one year	11,153		14,318
Pledged bank deposits - non-current	31,637		43,965
Investments in associates and a jointly-controlled entity	50,358		52,275
Other non-current assets	52,794		13,935
Deferred income tax assets, net	39,376		21,303
Total assets	6,853,861		5,492,157
Current liabilities
Short-term borrowings and current installments of long-term borrowings	2,032,023		1,501,588
Convertible senior notes, less debt discount	0	[1]	355,445	[1]
Short-term PRC Notes	63,483		0
Bills payable	625,774		271,772
Trade accounts payable	699,346		447,595
Advance payments from customers, current installments	210,412		196,812
Accrued expenses and other payables	749,388		751,272
Due to related parties	19,319		15,034
Obligations under capital leases, current installments	41,738		36,339
Other financial liabilities	8,834		1,965
Total current liabilities	4,450,317		3,577,822
Long-term borrowings, excluding current installments	890,432		604,495
Convertible senior notes, less debt discount	23,733	[2]	34,658	[2]
RMB-denominated US$-settled senior notes, less debt discount	258,827		0
Long-term PRC Notes	79,354		0
Obligations under capital leases, excluding current installments	61,364		15,938
Advance payments from customers - non-current	121,740		148,022
Other payable due to customers	0		752
Other liabilities	107,290		76,395
Deferred income tax liability	16,186		14,337
Total liabilities	6,009,243		4,472,419
Redeemable Non-controlling Interests and Equity
Redeemable non-controlling interests	219,694		0
LDK Solar Co., Ltd. shareholders' equity
Ordinary shares (US$ 0.10 par value; 499,580,000 shares authorized; 134,343,617 and 133,860,445 shares issued; 132,950,255 and 133,518,800 shares outstanding as of December 31, 2010 and 2011, respectively)	13,352		13,295
Additional paid-in capital	751,422		589,839
Statutory reserve	75,780		58,275
Accumulated other comprehensive income	212,888		128,393
Retained earnings (Accumulated deficit)	(443,526)		229,438
Total LDK Solar Co., Ltd. shareholders' equity	609,916		1,019,240
Non-controlling interests	15,008		498
Total equity	624,924		1,019,738
Commitments and contingencies
Total liabilities, redeemable non-controlling interests and equity	$ 6,853,861		$ 5,492,157

[1]	Consisted of convertible senior notes that were repurchased by the Company in March and April 2011.
[2]	Consisted of convertible senior notes of which their holders either accepted the exchange offer in December 2010 or did not exercise the put option on April 15, 2011.

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other current assets, amounts due from the Group's executives and employees	$ 46,361	$ 46,262
Ordinary shares, par value	$ 0.1	$ 0.1
Ordinary shares, shares authorized	499,580,000	499,580,000
Ordinary shares, shares issued	133,860,445	134,343,617
Ordinary shares, shares outstanding	133,518,800	132,950,255

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Sales
Net sales	$ 2,157,813	$ 2,509,347	$ 1,098,038
Cost of goods sold
Cost of goods sold	(2,197,474)	(1,951,512)	(1,211,621)
Gross (loss) profit	(39,661)	557,835	(113,583)
Selling expenses	(43,192)	(21,734)	(4,738)
General and administrative expenses, including provisions for doubtful recoveries of prepayments to suppliers and trade accounts receivable of US$ 22,425, US$ 3,872 and US$ 174,315 during the years ended 2009, 2010 and 2011 respectively	(330,883)	(90,380)	(91,513)
Research and development expenses	(46,510)	(10,804)	(8,299)
Impairment loss for property, plant and equipment	0	0	(1,999)
Legal settlements, net of insurance recoveries	0	0	(10,000)
(Loss) income from operations	(460,246)	434,917	(230,132)
Other income (expenses):
Interest income	7,365	4,632	2,408
Interest expense and amortization of debt issuance costs and debt discount	(189,938)	(95,012)	(50,068)
Foreign currency exchange (loss) gain, net	(2,040)	8,327	(613)
Government subsidy	33,698	5,625	26,927
Equity in (loss) income for associates and a jointly-controlled entity	(787)	3,570	(3,343)
Others, net	7,135	618	(87)
(Loss) earnings before income taxes	(604,813)	362,677	(254,908)
Income tax benefit (expense)	(4,141)	(66,210)	20,912
Net (loss) income	(608,954)	296,467	(233,996)
Earnings attributable to non-controlling interests	(393)	(5,670)	(229)
Earnings attributable to redeemable non-controlling interests	(11,522)	0	0
Net (loss) income attributable to LDK Solar Co., Ltd. shareholders	(620,869)	290,797	(234,225)
Accretion to redemption value of redeemable non-controlling interests	(34,590)	0	0
Net (loss) income available to LDK Solar Co., Ltd. shareholders	(655,459)	290,797	(234,225)
Basic (loss) earnings per share	$ (4.9)	$ 2.32	$ (2.18)
Diluted (loss) earnings per share	$ (4.9)	$ 2.27	$ (2.18)
Wafers
Net Sales
Net sales	1,031,259	1,522,925	945,009
Cost of goods sold
Cost of goods sold	(983,163)	(1,118,605)	(1,089,660)
Pv Products
Net Sales
Net sales	27,589	204,915	80,557
Cost of goods sold
Cost of goods sold	(21,654)	(133,513)	(62,244)
Modules
Net Sales
Net sales	720,863	634,387	58,957
Cost of goods sold
Cost of goods sold	(885,884)	(586,755)	(52,154)
Silicon and other materials
Net Sales
Net sales	239,897	79,089	8,007
Cost of goods sold
Cost of goods sold	(209,159)	(59,028)	(3,459)
Other
Net Sales
Net sales	138,205	68,031	5,508
Cost of goods sold
Cost of goods sold	$ (97,614)	$ (53,611)	$ (4,104)

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cost of goods sold, inventory write-downs	$ 305,175	$ 6,113	$ 180,213
Cost of goods sold, provisions for loss on firm purchase commitment	27,637	0	1,120
General and administrative expenses, provisions for doubtful recoveries of prepayments to suppliers and trade accounts receivable	$ 174,315	$ 3,872	$ 22,425

CONSOLIDATED STATEMENTS OF EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data	Total	Ordinary Shares	Additional Paid-in Capital	Statutory Reserve	Accumulated Other Comprehensive Income	Retained Earnings (Accumulated deficit)	Total LDK Solar Co., Ltd. Shareholders' Equity	Non- controlling Interests	Comprehensive income (loss)	Comprehensive income (loss) Total LDK Solar Co., Ltd. Shareholders' Equity	Comprehensive income (loss) Non- controlling Interests
Beginning Balance at Dec. 31, 2008	$ 789,867	$ 11,311	$ 464,101	$ 29,676	$ 83,314	$ 201,465	$ 789,867	$ 0
Beginning Balance (in shares) at Dec. 31, 2008		113,110,396
Net income (loss)	(233,996)	0	0	0	0	(234,225)	(234,225)	229	(233,996)	(234,225)	229
Foreign currency translation adjustment, net of nil tax	2,541	0	0	0	2,543	0	2,543	(2)	2,541	2,543	(2)
Total comprehensive income (loss)									(231,455)	(231,682)	227
Acquisition of equity interest in Solar Green Technology Spa	254	0	0	0	0	0	0	254
Capital contribution from non-controlling interests (in shares)		0
Capital contribution from non-controlling interests	58	0	0	0	0	0	0	58
Appropriate to statutory reserve
Issuance of ordinary shares upon exercise of share options (in shares)	141,247	141,247
Issuance of ordinary shares upon exercise of share options	786	14	772	0	0	0	786	0
Issuance of new shares, net of related expenses of $8,536 in 2011, $461 in 2010 and $6,415 in 2009 (in shares)		16,520,000
Issuance of new shares, net of related expenses of $8,536 in 2011, $461 in 2010 and $6,415 in 2009	109,225	1,652	107,573	0	0	0	109,225	0
Disposal of subsidiaries	193,989	0	158,330	0	(1,313)	0	157,017	36,972
Share-based compensation (Note 24) (in shares)		0
Share-based compensation (Note 24)	14,212	0	14,212	0	0	0	14,212	0
Ending Balance at Dec. 31, 2009	876,936	12,977	744,988	29,676	84,544	(32,760)	839,425	37,511
Ending Balance (in shares) at Dec. 31, 2009		129,771,643
Issuance of new shares, net of related expenses of $8,536 in 2011, $461 in 2010 and $6,415 in 2009 (in shares)		1,645,900
Issuance of new shares, net of related expenses of $8,536 in 2011, $461 in 2010 and $6,415 in 2009	11,061
Ending Balance at Jan. 31, 2010
Beginning Balance at Dec. 31, 2009	876,936	12,977	744,988	29,676	84,544	(32,760)	839,425	37,511
Beginning Balance (in shares) at Dec. 31, 2009		129,771,643
Net income (loss)	296,467	0	0	0	0	290,797	290,797	5,670	296,467	290,797	5,670
Foreign currency translation adjustment, net of nil tax	42,500	0	0	0	41,555	0	41,555	945	42,500	41,555	945
Total comprehensive income (loss)									338,967	332,352	6,615
Appropriate to statutory reserve	0	0	0	28,599	0	(28,599)	0	0
Issuance of ordinary shares upon exercise of share options (in shares)	1,532,712	1,532,712
Issuance of ordinary shares upon exercise of share options	6,968	153	6,815	0	0	0	6,968	0
Issuance of new shares, net of related expenses of $8,536 in 2011, $461 in 2010 and $6,415 in 2009 (in shares)		1,645,900
Issuance of new shares, net of related expenses of $8,536 in 2011, $461 in 2010 and $6,415 in 2009	11,061	165	10,896	0	0	0	11,061	0
Purchase of non-controlling interests (Note 7) (in shares)		0
Purchase of non-controlling interests (Note 7)	(225,232)	0	(183,904)	0	2,294	0	(181,610)	(43,622)
Disposal of subsidiaries	(6)	0	0	0	0	0	0	(6)
Share-based compensation (Note 24) (in shares)		0
Share-based compensation (Note 24)	11,044	0	11,044	0	0	0	11,044	0
Ending Balance at Dec. 31, 2010	1,019,738	13,295	589,839	58,275	128,393	229,438	1,019,240	498
Ending Balance (in shares) at Dec. 31, 2010	132,950,255	132,950,255
Net income (loss)	(620,476)	0	0	0	0	(620,869)	(620,869)	393	(620,476)	(620,869)	393
Foreign currency translation adjustment, net of nil tax	77,817	0	0	0	77,842	0	77,842	(25)	77,817	77,842	(25)
Total comprehensive income (loss)									(536,006)	(536,374)	368
Fair value changes in available-for-sale equity security, net of tax effect of US$ 2,218	6,653	0	0	0	6,653	0	6,653	0	6,653	6,653	0
Capital contribution from non-controlling interests (in shares)		0
Capital contribution from non-controlling interests	940	0	0	0	0	0	0	940
Appropriate to statutory reserve	0	0	0	17,505	0	(17,505)	0	0
Issuance of ordinary shares upon exercise of share options (in shares)	1,051,717	1,051,717
Issuance of ordinary shares upon exercise of share options	4,745	105	4,640	0	0	0	4,745	0
Issuance of new shares, net of related expenses of $8,536 in 2011, $461 in 2010 and $6,415 in 2009 (in shares)		13,800,000
Issuance of new shares, net of related expenses of $8,536 in 2011, $461 in 2010 and $6,415 in 2009	162,584	1,380	161,204	0	0	0	162,584	0
Re-purchase of ordinary shares (in shares)		(18,657,487)
Re-purchase of ordinary shares	(110,559)	(1,865)	(108,694)	0	0	0	(110,559)	0
Private placement of ordinary Shares (in shares)		4,374,315
Private placement of ordinary Shares	25,790	437	25,353	0	0	0	25,790	0
Acquisition of subsidiary	13,071	0	0	0	0	0	0	13,071
Share-based compensation (Note 24) (in shares)		0
Share-based compensation (Note 24)	9,927	0	9,796	0	0	0	9,796	131
Recognition of redeemable non-controlling interests (Note 8) (in shares)		0
Recognition of redeemable non-controlling interests (Note 8)	69,284	0	69,284	0	0	0	69,284	0
Accretion to redemption value of redeemable non-controlling interests (Note 8)	(34,590)	0	0	0	0	(34,590)	(34,590)	0
Ending Balance at Dec. 31, 2011	$ 624,924	$ 13,352	$ 751,422	$ 75,780	$ 212,888	$ (443,526)	$ 609,916	$ 15,008
Ending Balance (in shares) at Dec. 31, 2011	133,518,800	133,518,800

CONSOLIDATED STATEMENTS OF EQUITY AND COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Issuance of new shares, related expenses	$ 6,415
Disposal of shares of LDK PV, percentage	15.00%
Disposal of shares of LDK PV, tax expense	$ 22,425

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net (loss) income	$ (608,954)	$ 296,467	$ (233,996)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	234,068	158,696	70,565
Provisions for doubtful recovery of prepayments to suppliers	66,225	2,338	17,874
Provisions for doubtful recovery of accounts receivable	108,090	1,534	4,551
Inventory write-downs	305,175	6,113	180,213
Impairment loss on property, plant and equipment	0	0	1,999
Deferred income tax (benefit) expense	(31,576)	31,908	(35,049)
Equity in (income) loss of associates and a jointly-controlled entity	787	(3,570)	3,343
Share-based compensation	9,927	11,044	14,212
Amortization of debt issuance costs and debt discounts	5,470	10,174	9,456
Gains on repurchase of convertible senior notes and RMB-denominated US$-settled senior notes	(4,831)	0	0
Provision for loss on firm purchase commitments	27,637	0	1,120
Others	22	(364)	0
Changes in operating assets and liabilities, net of the effect of acquisition:
Pledged bank deposits related to purchase of inventory and other operating activities	(251,939)	(106,265)	(11,796)
Trade accounts receivable and bills receivable	(253,821)	(166,676)	(124,229)
Inventories	(443,550)	(44,759)	(5,604)
Prepayments to suppliers	(39,628)	(59,753)	20,037
Other assets	(1,110)	5,679	37,297
Other financial assets	670	6,603	(7,273)
Trade accounts payable and bills payable	594,339	390,744	154,154
Advance payments from customers	(224)	18,966	(138,542)
Income tax payable	(60,730)	17,260	10,438
Accrued expenses and other payables	48,017	14,029	50,882
Amount due from related parties	6,777	(6,379)	(37,615)
Amount due to related parties	2,345	(23,885)	36,614
Other financial liabilities	(154)	89	(37)
Net cash provided by (used in) operating activities	(286,968)	559,993	18,614
Cash flows from investing activities:
Purchase of land use rights	(90,421)	(89,416)	(24,591)
Purchase of property, plant and equipment, including deposits and cash paid for interest capitalized	(982,352)	(577,132)	(749,979)
Pledged bank deposit related to purchase of property, plant and equipment	(41,662)	(293,227)	(65,761)
Release of pledged bank deposit related to purchase of property, plant and equipment	236,580	98,575	93,113
Cash received for disposal of a subsidiary	0	559	0
Cash paid for investment in an associate and a jointly-controlled entity	(476)	0	(74,460)
Capital repayment from a jointly-controlled entity	0	0	24,867
Cash paid for short-term investment	0	(68,477)	0
Proceeds from disposal of short-term investment	68,947	0	0
Cash paid for acquisition of a subsidiary, less cash acquired	(6,660)	0	(504)
Net cash used in investing activities	(816,044)	(929,118)	(797,315)
Cash flows from financing activities:
Pledged bank deposits used for bank borrowings	(56,168)	(136,798)	(2,197)
Pledged bank deposits released upon repayment of borrowings and payable due to a customer	92,889	13,454	0
Proceeds from new loans and borrowings	3,650,798	2,733,126	2,251,631
Repayment of loans and borrowings	(2,921,358)	(2,049,569)	(1,684,219)
Repayment of payable due to a customer	0	(131,616)	0
Repayment of loans and advances from related parties	0	0	(2,195)
Proceeds from issuance of ordinary shares	167,329	18,029	111,800
Proceeds from private placements of ordinary shares	25,790	0	0
Payment for repurchase of ordinary shares	(110,559)	0	0
Payment of expenses relating to issuance of ordinary shares and convertible senior notes, RMB-denominated US$-settled senior notes and PRC notes	(6,769)	(4,894)	0
Payment of convertible senior notes redemption	(364,765)	(7,719)	0
Proceeds from issuance of RMB denominated US$-settled senior notes	258,657	0	0
Payment for repurchase of RMB denominated US$-settled senior notes	(8,223)	0	0
Proceeds from issuance of short-term and long-term PRC notes	142,837	0	0
Proceeds from sale-leaseback transaction	95,526	0	43,935
Receipt of deposit for capital leases	7,935	0	0
Payment of deposit for capital leases	(14,061)	0	(6,598)
Repayment of capital lease obligations	(52,393)	(38,299)	(21,314)
Proceeds for sale of non-controlling interests in a subsidiary, net of direct incremental costs	0	0	216,414
Purchase of non-controlling interests	(9,906)	(215,326)	0
Capital contribution from non-controlling interests	940	0	58
Proceeds from issuance of preferred shares by a subsidiary	240,000	0	0
Net cash provided by financing activities	1,138,499	180,388	907,315
Effect of foreign currency exchange rate changes on cash and cash equivalents	6,458	6,103	624
Net increase (decrease) in cash and cash equivalents	41,945	(182,634)	129,238
Cash and cash equivalents at beginning of year	202,127	384,761	255,523
Cash and cash equivalents at end of year	244,072	202,127	384,761
Supplemental disclosures of cash flow information:
Interest payments, net of amount capitalized	191,047	85,328	37,422
Income tax paid	95,152	16,478	4,238
Supplemental disclosures of non-cash investing and financing transaction:
Payable for purchase of property, plant and equipment	478,197	404,557	469,321
Payable for capital lease	82,204	0	0
Payable due to a customer	0	0	244,085
Payable for purchase of non-controlling interests	$ 0	$ 9,906	$ 0

PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2011
PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION
(1)	PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION

Principal activities and organization

LDK Solar Co., Ltd. (the “Company” or “LDK”) is incorporated in the Cayman Islands and was established on May 1, 2006. LDK and its subsidiaries (collectively, the “Group”) are principally engaged in the design, development, manufacturing and marketing of photovoltaic (“PV”) products and development of power plant projects in the People’s Republic of China (“PRC”) and overseas market.

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company’s ability to operate profitably, to generate cash flows from operations, and the Company’s ability to pursue financing arrangements to support its working capital requirements.

As of December 31, 2011, the Group had a working capital deficit (total consolidated current liabilities exceeding total consolidated current assets) of US$2,099.4 million. As of the same day, the Group had cash and cash equivalents of US$244.1 million, most of which are held by the Company’s subsidiaries in China with 89.2% of the Group’s short term bank borrowings, current installments of its long-term debt and Short-term PRC Notes totaling US$1,869.6 million residing with these subsidiaries. Taking into account of the Group’s unaudited financial results for the fourth quarter of 2011, the “Consolidated Fixed Charge Coverage Ratio”, as defined in the indenture governing the RMB-denominated US$-settled senior notes, has been negatively impacted as a result of a significant reduction of the aggregate amount of the “Consolidated EBITDA”, as defined in the indenture governing the RMB-denominated US$-settled senior notes, for the four most recent full fiscal quarters, while the “Consolidated Fixed Charges”, as defined in the indenture governing the RMB-denominated US$-settled senior notes, for such four-quarter period, have increased. As a result, the Group will not be able to incur any additional indebtedness until the “Consolidated Fixed Charge Coverage Ratio” significantly improves on the basis of the four most recent full fiscal quarters unless such indebtedness falls into one of the permitted exceptions or exemptions, such as re-financing existing indebtedness. These factors raise substantial doubt as to the Group’s ability to continue as a going concern. However, management believes it has developed a liquidity plan, as summarized below, that, if executed successfully, will provide sufficient liquidity to meet the Group’s obligations as they become due for a reasonable period of time.

•	Delaying in capital expenditure and improvement in working capital management

The Group has been negotiating with a number of vendors, including suppliers of equipment and construction materials, for them to provide the Group with lower prices or more favorable payment terms in order to achieve cost savings. The Group has decided to postpone a substantial portion of its planned capital expenditures for the next twelve months. In addition, the Group has implemented measures to more closely monitor the inventory levels and the collection of receivable balances with an aim to improving liquidity.

•	Bank Financing

To improve liquidity, the Group has successfully negotiated with certain banks and will continue to negotiate with other banks to obtain revolving bank facilities to ensure the Group’s bank borrowings can be renewed on an on-going basis. From January 1, 2012 to April 30, 2012, the Group has obtained additional secured and unsecured short-term bank borrowings of US$924.3 million with interest rates ranging from 2.484% to 9.500% and secured and unsecured long-term bank borrowings of US$45.3 million with interest rates ranging from 5.900% to 7.050% (subject to repricing). The Group also repaid short-term borrowings and current installments of long-term borrowings totaling US$937.0 million during the period from January 1, 2012 to April 30, 2012. The Group’s management believes that the Group will be able to obtain additional facilities from the banks so that, together with the Group’s existing bank revolving facilities, the Group will be able to refinance any bank loans due for repayment within the next 12 months to the extent necessary.

•	Refund of prepaid land use rights and disposal of properties

In view of the postponement in expansion, the Group has signed letters of intent with local governmental authorities for the return of its prepayments for land use rights. In addition, the Group had entered into several letters of intent to sell some of its real properties, mainly staff quarters and the corresponding land use right, to local government authorities.

•	Additional equity offering by the Company

The Company intends to raise funds through equity offerings, including private placements and at-the-market offerings, when market conditions permit and such issuances are in the overall interests of the Group’s business.

While the Group’s management believes that the measures as described in the above liquidity plan will be adequate to satisfy its liquidity requirements for the next 12 months, there is no assurance that the liquidity plan will be successfully implemented. Failure to successfully implement the liquidity plan may have a material adverse effect on its business, results of operations and financial position, and may materially adversely affect its ability to continue as a going concern. The consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded assets or the amounts and classification of liabilities or any other adjustments that might be necessary should the Group be unable to continue as a going concern. Significant difficulties in the Group’s operations or a deterioration of the Group’s financial condition could also result in the exercise of broadly drafted provisions in some of the Group’s loan agreements that give the Group’s lenders the right to accelerate the payment of the loans under such circumstances. Such acceleration could potentially trigger cross-default provisions in other financing agreements, including the indentures relating to the Convertible Senior Notes and RMB-denominated US$-settled senior notes if the Group is unable to repay these loans upon acceleration.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company transactions and balances have been eliminated upon consolidation. For consolidated subsidiaries where the Group’s ownership in the subsidiary is less than 100%, the equity interest not held by the Group is shown as non-controlling interests. The Company has no involvement with variable interest entities. The Company accounts for investments over which it has significant influence but not a controlling financial interest using the equity method of accounting.

(b)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews its estimates, including those related to the classification and realization of inventories, trade accounts receivable, prepayments to suppliers and deferred tax assets, estimated useful lives and residual values of long-lived assets, the recoverability of the carrying values of long-lived assets, the determination of fair values of financial instruments and share-based instruments, provision for loss on firm purchase commitment and assessments about potential tax uncertainties and contingent liabilities. Changes in facts and circumstances may result in revised estimates. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

(c)	Foreign currency transactions and translations

The functional currency of the Company, LDK Solar USA Inc. (“LDK USA”), LDK Solar Technology USA Inc. (“LDK UST”), Solar Power Inc. (“SPI”), LDK Silicon & Chemical Technology Co., Ltd. (“LDK SCT”), LDK Silicon Holding Co., Limited (“LDKSH”), LDK Solar International Company Limited (“LDK International”), LDK Solar Hi-tech (Hong Kong) Co., Ltd. (“LDK HKT”), LDK PV Tech (Hong Kong) Co., Ltd. (“LDK HKPVT”) and LDK Solar Canada Inc. (“LDK Canada”) is the United States dollar (“US$”). The functional currency of those subsidiaries located in the PRC and Europe are Renminbi (“RMB”) and EURO (“EUR€”) respectively. Transactions denominated in foreign currencies are re-measured into the functional currency at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in foreign currencies are remeasured into the functional currency at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are included in the consolidated statements of operations.

The Group’s reporting currency is the U.S. dollar. Accordingly assets and liabilities of subsidiaries, whose functional currency is not the U.S. dollar , are translated into US$ using exchange rates in effect at each period end, and revenues and expenses are translated into RMB at average rates prevailing during the year. Gains and losses resulting from the translations of the financial statements of these subsidiaries into US dollars are recognized in other comprehensive income (loss).

(d)	Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. Legal and other fees incurred in connection with loss contingencies are expensed as incurred. Legal cost expenses are reported net of expected insurance recoveries.

(e)	Cash and cash equivalents

Cash and cash equivalents consist of cash at bank and on hand and certificates of deposit with an initial term of less than three months when purchased, and which are unrestricted as to withdrawal and use.

(f)	Pledged bank deposits

Pledged bank deposits represent amounts held by banks, which are not available for the Group’s use, as security for issuance of letters of credit relating to purchase of raw materials and production equipments, letters of guarantee or bank borrowings. Upon maturity of the letters of credit, letters of guarantee and repayment of bank borrowings, the deposits are released by the bank and become available for general use by the Group. Pledged bank deposits are reported within cash flows from operating, investing or financing activities in the consolidated statements of cash flows with reference to the purpose of making the pledge. Pledged bank deposits, which matures twelve months after the balance sheet date are classified as non-current assets in the consolidated balance sheets.

(g)	Trade accounts receivable

Trade accounts receivable are recorded at the amount due from customers for the sales of products sold and services rendered. Amounts collected on trade accounts receivable are included in net cash provided by (used in) operating activities in the consolidated statements of cash flows. An allowance for doubtful accounts is provided based on the management’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. Management assesses the recoverability of accounts receivable by analyzing specific customer accounts that have known or potential recoverability issues. The Group does not have any off-balance-sheet credit exposure related to its customers.

The following table presents the movement of the allowance for doubtful accounts:

	December 31, 2009	December 31, 2010	December 31, 2011
Beginning Balance	0	4,551	6,226
Additions	4,551	1,690	108,925
Reversal of allowance for doubtful accounts	0	(156)	(835)
Write-off of accounts receivable charged	0	0	0
Foreign currency exchange rate effect	0	141	2,972

Ending balance	4,551	6,226	117,288

(h)	Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the weighted average method. Inventories expected to be utilized for production and sold after twelve months are classified as non-current assets.

On occasion, the Company enters into firm purchase commitments to acquire materials from its suppliers. A firm purchase commitment represents an agreement that specifies all significant terms, including the price and timing of the transactions, and includes a disincentive for nonperformance that is sufficiently large to make performance probable. This disincentive is generally in the form of a “take or pay” provision which requires the Company to pay for committed volumes regardless of whether the Company actually acquires the materials. The Company evaluates these agreements and records a loss, if any, on firm purchase commitments using the same lower of cost or market approach as that used to value inventory. The Company recognized a provision for loss on firm purchase commitment of US$ 1,120, US$ nil and US$ 27,637 during the years ended December 31, 2009, 2010 and 2011, respectively, which is included in cost of goods sold in the Group’s consolidated statements of operations.

(i)	Property, plant and equipment, net

Property, plant and equipment are stated at cost. Equipment under capital leases are initially stated at the present value of minimum lease payments. Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterments are capitalized.

Depreciation, including amortization of equipment held under capital lease, is calculated using the straight-line method over the estimated useful lives of the assets and their respective estimated residual values. The estimated useful lives of the Group’s property, plant and equipment are as follows:

Buildings	30 years
Plant and machinery	10 and 15 years
Furniture, fixture and office equipment	5 years
Motor vehicles	6 years

(j)	Land use rights

Land use rights represent fees paid to obtain the right to occupy, use, develop, lease, or transfer a piece of land in the PRC, and are charged to expense on a straight-line basis over the respective periods of the rights granted ranging from 49.5 to 50 years in the PRC. Amortization of land use rights is recognized in general and administrative expenses, and amounted to US$2,725, US$3,869 and US$5,546 for the years ended December 31, 2009, 2010 and 2011, respectively.

(k)	Investments in associates and a jointly-controlled entity

Investments in entities where the Group does not have a controlling financial interest, but has the ability to exercise significant influence over the operating and financial policies of the investee, are accounted for using the equity method of accounting. Jointly-controlled entities are those in which the control is held jointly by the Company and one or more partners. Investments in jointly-controlled entities are recognized under the equity method from the date the joint control is acquired. Under the equity method of accounting, the Group’s share of the investee’s results of operations is included in other income (expense) in the Group’s consolidated statements of operations.

(l)	Available-for-sale investments

Investments designated as available-for-sale are reported at fair value, with unrealized gains and losses, net of tax, recorded in accumulated other comprehensive income. Purchases and sales of available-for-sale investments are included in investing activities in the consolidated statements of cash flows. At each period end date, investments are evaluated for impairment, and whether any such impairment is considered temporary or other than temporary. Unrealized losses are recorded in other income and expense when a decline in fair value is determined to be other-than-temporary. Realized gains and losses are accounted for on the specific identification method. We also review our ability and intent to liquidate our investments within the next 12 month operating cycle to determine the appropriate short or long-term classification. Our ability to liquidate is determined based on a review of current and short-term credit and capital market conditions and the financial condition and near term prospects of the issuer.

(m)	Impairment of long-lived assets

Property, plant and equipment and purchased intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third party independent appraisals, as considered necessary.

Assets to be disposed of are reported at the lower of carrying amount or fair value less costs to sell, and are no longer depreciated.

(n)	Fair value measurement

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

See note 29 to the consolidated financial statements.

(o)	Derivative financial instruments

The Group enters into derivative financial instruments such as foreign exchange forward contracts. In addition, the preferred shares issued by a subsidiary included an embedded derivative that is separately accounted for as a derivative. See Note 8 to the consolidated financial statements.

The Group recognizes all derivative instruments as either assets or liabilities in the balance sheet at their respective fair values. Changes in the fair value are recognized in earnings.

(p)	Revenue recognition

Sales represent revenue recognized for products sold and the delivery of services. The Group recognizes revenue from the sale of silicon wafers, modules and other materials when the products are delivered and title transfers, the risks and rewards of ownership have been transferred to the customer, the fee is fixed or determinable and collection of the related receivable is reasonably assured. For sales in the PRC, the majority of the Group’s contracts provide that products are considered delivered when they reach customer’s destination and are signed-for by the customer. For export sales, products are considered delivered when the goods have passed over the ship’s rail at the named port of shipment. The customer bears all costs and risks of loss or damage to the goods from that point.

Generally, no warranty is provided for silicon wafers sold to customers. Sales returns rights range from 7 to 15 days after the product has been sold. The Group conducts rigorous quality control and testing procedures to ensure that the finished wafers meet the standard quality requirements before the product is shipped. Management estimates the amount of sales returns and the cost of replacement products based on historical return information.

The Group recognizes revenue for processing services when the services are completed, which is generally evidenced by delivery of processed products to the customers.

The Group recognizes revenue from fixed price construction contracts using the percentage-of-completion method of accounting. Under this method, PV projects revenue arising from fixed price construction contracts is recognized as work is performed based on the percentage of incurred costs to estimated total forecasted costs utilizing the most recent estimates of forecasted costs.

The Group recognizes revenue for solar energy power project at the time a sale arrangement with a third party is executed, delivery has occurred, sales price is fixed or determinable and the contract amount is collectible.

In the PRC, VAT of 17% on invoice amount is collected in respect of the sales of goods on behalf of tax authorities. VAT collected from customers, net of VAT paid for purchases, is recorded as a liability in the consolidated balance sheets until it is paid to the authorities.

(q)	Buy/sell arrangements

The Group enters into raw materials purchases transactions and finished goods sales transactions with the same counterparty. Each of these sales and purchases transactions with the same counterparty are not legally contingent upon each other. These sales and purchases transactions were not conducted simultaneously and there was no direct linkage between any one or group of buy transactions with any one or group of sell transactions. There was also no correlation between the value of raw materials received and the value of finished goods delivered pursuant to the contractual arrangement. Each buy or sell transaction was separately documented, transacted at the fair market value prevailing at that time and gross-cash settled, with no specific legal right to offset in respect of the obligations between counterparties. These buy and sell transactions with the same counterparty were recognized and presented separately as sales and cost of goods sold in the Group’s consolidated financial statements. Raw materials purchases and finished goods sales with the same counterparty were recorded at their respective contract price, which represented their prevailing fair market value.

(r)	Warranty cost

The Group provides warranties up to 25 years for modules. Due to limited warranty claim history, the Group estimates warranty costs based on an assessment of its competitors’ history while incorporating estimates of failure rates through its quality review. Consequently, the Group accrues the equivalent of 1% of gross revenues as a warranty liability to accrue the estimated cost of its warranty obligations. Actual warranty costs incurred for warranty claims by customers are recorded and charged against the accrued warranty liability. To the extent that actual warranty costs differs from the estimates, the Group will prospectively revise its accrual rate. The Group commenced module sales in year 2009 and recognized warranty expenses of US$752, US$6,344 and US$6,340 in cost of goods sold for the years ended December 31, 2009, 2010 and 2011, respectively. As of December 31, 2010 and 2011, the Group’s accrued warranty costs were US$7,096 and US$14,978, respectively. The warranty costs were classified as current and non-current liabilities under accrued expenses and other payables and other liabilities respectively, to reflect our estimate of the timing of when the warranty expenditures will likely be made.

(s)	Shipping and handling

Costs to ship products to customers are included in selling expenses in the consolidated statements of operations. Amounts billed to customers, if any, to cover shipping and handling are included in net sales. Cost to ship products to customers were US$1,340, US$14,265 and US$17,911 for the years ended December 31, 2009, 2010 and 2011, respectively.

(t)	Research and development costs

Research and development costs are expensed as incurred.

(u)	Advertising expenses

Advertising expenses are charged to the consolidated statements of operations in the period incurred and are included in selling expenses. The Group incurred advertising expenses of US$ 1,804, US$ 3,186 and US$5,273 for the years ended December 31, 2009, 2010 and 2011, respectively.

(v)	Government subsidy

Government subsidies are recognized when received and when all the conditions for their receipt have been met. Subsidies that compensate the Group for expenses incurred are recognized as a reduction of expenses in the consolidated statements of operations. Subsidies that are not associated with expenses are recognized as other income. Subsidies for the acquisition of equipment are recorded as a liability until earned and then offset against the related capital assets. Subsidies for obtaining the rights to use land are recorded as a liability until earned and then amortized over the land use right period as a reduction of the amortization charges of the related land use rights.

The Group received government subsidies of US$103,572, US$45,775 and US$109,000 for the years ended December 31, 2009, 2010 and 2011, respectively, and recognized the subsidies as follows:

	December 31, 2009	December 31, 2010	December 31, 2011
Reduction to cost of goods sold	4,776	33,317	65,855
Reduction to selling and G&A expenses	0	323	235
Other income	26,927	5,625	33,698
Reduction to acquisition cost of the equipment	4,673	2,723	2,387
Deferred revenue	67,196	3,787	6,825

Total	103,572	45,775	109,000

During the years ended December 31, 2009, 2010 and 2011, amortization of deferred revenue that was recognized as a reduction of the amortization charges of the related land use rights amounted to US$813, US$1,346 and US$1,462, respectively.

(w)	Income taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided to reduce the carrying amount of deferred income tax assets if it is considered more likely than not that some portion, or all, of the deferred income tax assets will not be realized.

The Company recognizes in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, management presumes that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. In addition, a tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to be recognized in the financial statements. The tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. The Group records interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of operations.

(x)	Share-based compensation

The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the cost over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

Transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. The measurement date of the fair value of the equity instrument issued is the date on which the counterparty’s performance is completed.

(y)	Employee benefit plans

As stipulated by the regulations of the PRC, the Group’s PRC subsidiaries participate in various defined contribution plans organized by municipal and provincial governments for its employees. These companies are required to make contributions to these plans at a rate of 29% on a standard salary base as determined by the local Social Security Bureau, to a defined contribution retirement scheme organized by the local Social Security Bureau in respect of the retirement benefits for the Group’s employees. Under these plans, certain pension, medical and other welfare benefits are provided to the employees. The Group has no other material obligations for the payment of employee benefits associated with these plans beyond the annual contributions described above. Employee benefits associated with these plans are expensed when incurred. The total amounts for such employee benefits were US$4,097, US$6,541 and US$13,379 for the years ended December 31, 2009, 2010 and 2011 respectively.

(z)	(Loss) earnings per share

Basic (loss) earnings per ordinary share is computed by dividing net (loss) income available to LDK Solar Co., Ltd. shareholders by the weighted average number of ordinary shares outstanding during the year.

Diluted (loss) earnings per share is calculated by dividing net (loss) income available to LDK Solar Co., Ltd. shareholders, less the accretion to redemption value of redeemable non-controlling interests, as adjusted to exclude any income or expenses related to dilutive ordinary equivalent shares by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the year. Ordinary share equivalents consist of the ordinary shares issuable upon the conversion of the convertible senior notes (using the if-converted method) and ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method). Potential dilutive securities are not included in the calculation of dilutive earnings per share if the effect is anti-dilutive.

(aa)	Segment reporting

The Group had one reportable operating segment, which was the design, development and manufacture of PV products for the years ended December 31, 2009 and 2010 because the Group’s chief operating decision maker regularly reviewed consolidated results of the whole group prepared under U.S. GAAP when making decisions about allocating resources and assessing performance of the Group. In June 2011, the Group sold a minority stake in the Group’s upstream polysilicon business. Since then, the chief operating decision maker reviews the operating results of the polysilicon business as well as the PV product business on a regular basis for purpose of resource allocation and assessment of performance. Accordingly, the two manufacturing entities engaged in its upstream polysilicon business are presented as a separate reportable segment. Please refer to Note 26 for the details of segment reporting.

(ab)	Start-up costs

All costs in connection with start-up activities, including preproduction costs associated with new manufacturing facilities are expensed as incurred. Preproduction costs including the design, formulation and testing of new products or process alternatives are included in research and development expenses. Preproduction costs including facility and employee costs incurred in connection with new manufacturing plants are included in general and administrative expenses.

INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
(3)	INVENTORIES

	December 31, 2010	December 31, 2011
Inventories consist of the following:

Raw materials	149,004	78,858
Work in progress	106,872	163,831
Supplies	129,951	99,018
Finished goods	101,809	313,240

	487,636	654,947

Inventories:
– Current	474,612	654,947
– Non-current	13,024	0

Raw materials, work in progress and supplies consigned to third parties	46,820	14,185

Raw materials consist of a variety of polysilicon materials, including solar-grade virgin polysilicon, recyclable polysilicon materials, silicon powder and trichlorosilane.

Write-downs of raw materials, work in progress and finished goods inventories were US$180,213, US$6,113 and US$305,175 during the years ended December 31, 2009, 2010 and 2011, respectively, and are included in cost of goods sold.

PREPAYMENTS TO SUPPLIERS, NET	12 Months Ended
Dec. 31, 2011
PREPAYMENTS TO SUPPLIERS, NET
(4)	PREPAYMENTS TO SUPPLIERS, NET

In order to secure a stable supply of silicon materials and other raw materials, the Group makes prepayments to certain suppliers. Prepayments which the Group expects to take delivery of the inventory after the next twelve months are classified as non-current assets in the Group’s consolidated balance sheets. Prepayments to suppliers are reclassified to inventories when the Group applies the prepayment to related purchases of silicon and other solar materials. Such non-cash reclassifications from prepayment to inventories, which were included in the “Changes in operating assets and liabilities” in the Group’s consolidated statements of cash flows, amounted to US$579,233, US$337,930 and US$328,827 for the years ended December 31, 2009, 2010 and 2011, respectively.

The Group monitors suppliers to ensure the timely delivery of goods in accordance with agreed schedules. Management assesses the recoverability of prepayments by analyzing specific supplier accounts that have known or potential settlement or recoverability issues.

The following table presents the movement of the provision for doubtful recoveries of prepayments. The additions and reversals of provision for doubtful recoveries of prepayments are included general and administrative expenses in the Company’s consolidated statements of operations.

	December 31, 2009	December 31, 2010	December 31, 2011
Beginning balance	20,582	38,456	40,794
Additions	17,874	4,749	70,459
Reversals of provision for doubtful recoveries	0	(2,411)	(4,234)

Ending balance	38,456	40,794	107,019

OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
OTHER CURRENT ASSETS
(5)	OTHER CURRENT ASSETS

	December 31, 2010	December 31, 2011
Receivable from the Group’s executives and employees	46,262	46,361
VAT recoverable	70,010	136,303
Short-term investment	68,477	0
Tax recoverable	79	35,162
Others	52,345	77,179

	237,173	295,005

During the years ended December 31, 2007, 2008, 2010 and 2011, certain of the Group’s executives and employees exercised share options which vested in 2007 and 2008. Pursuant to the PRC tax regulations, the income derived from the exercise of the share options is subject to individual income tax, of which a certain amount should be withheld by the Group from these executives and employees for payment to the PRC tax authorities. As of December 31, 2010 and 2011, the Group had an outstanding receivable from these executives and employees of US$46,262 and US$46,361 respectively in relation to the individual income tax liabilities arising from their exercise of share options, which are included in other current assets. A corresponding amount of the Group’s withholding obligation is recorded in accrued expenses and other payables.

In December 2010, JXLDK made short-term investments in certain financial products issued by China Merchants Bank, which had an aggregate principal amount of US$68 million and a fixed maturity date of 30 days. The return of the investments is fixed at a rate pre-determined on the date of purchase. In January 2011, the short-term investments were all redeemed upon maturity at the aggregated principal amount plus the fixed return.

PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT, NET
(6)	PROPERTY, PLANT AND EQUIPMENT, NET

	December 31, 2010	December 31, 2011
Buildings	644,187	815,713
Plant and machinery	1,877,841	2,445,506
Furniture, fixtures and office equipment	21,293	31,358
Motor vehicles	6,616	8,066

	2,549,937	3,300,643
Less: accumulated depreciation	(280,166)	(523,539)
Construction in progress	723,442	1,095,257

	2,993,213	3,872,361

Depreciation expense was US$66,785, US$153,196 and US$221,119, for the years ended December 31, 2009, 2010 and 2011, respectively, of which 93.67%, 98.13% and 95.66% is recorded in cost of goods sold for the years ended December 31, 2009, 2010 and 2011.

Construction in progress as of December 31, 2011 includes US$239,112 (2010: US$151,300) of furnaces, wire saws for wafer production and other equipments for polysilicon, cell and module production that have been received but is pending installation.

The Group recognized an impairment loss of US$1,999, US$ nil and US$ nil during the years ended December 31, 2009, 2010 and 2011, respectively.

PARTIAL DISPOSAL AND REPURCHASE OF EQUITY INTERESTS IN A SUBSIDIARY	12 Months Ended
Dec. 31, 2011
PARTIAL DISPOSAL AND REPURCHASE OF EQUITY INTERESTS IN A SUBSIDIARY
(7)	PARTIAL DISPOSAL AND REPURCHASE OF EQUITY INTERESTS IN A SUBSIDIARY

In November 2009, the Group sold a 15% equity interest in LDKPV to a PRC local company for a cash consideration of RMB 1,500,000 (US$219,651) and incurred direct incremental cost of US$3,237 for the disposal. As the Group still retained a controlling equity interest in LDKPV, the disposal was accounted for as an equity transaction in the Group’s consolidated financial statements. The difference between the net proceeds received of US$216,414 net of related income tax paid of US$22,425 and noncontrolling interests recognized upon disposal of US$ 36,972 was recognized in equity attributable to the Company.

In connection with the Group’s reorganization of the polysilicon business, the Group entered into a purchase agreement (“Purchase Agreement”) with the PRC local company in December 2010 to repurchase the 15% equity interests in LDKPV held by it for a cash consideration of RMB1,500,000 (US$225,232). As the Group retained control over LDKPV before and after the repurchase of the 15% equity interests, the acquisition of this additional equity interest is accounted for as an equity transaction in the Group’s consolidated financial statements. The difference between the consideration of US$225,232 and the carrying amount of the non-controlling interests of US$43,622 as of the repurchase date was recognized as a deduction of equity attributable to the Company. US$215,326 of the total consideration had been paid by the Group as of December 31, 2010. The remaining consideration payable of US$ 9,906 was paid by the Group in the first quarter of 2011.

REDEEMABLE NONCONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2011
REDEEMABLE NONCONTROLLING INTERESTS
(8)	REDEEMABLE NONCONTROLLING INTERESTS

On December 30, 2010, LDK Silicon & Chemical Technology Co., Ltd. (“LDK SCT”), one of the Company’s wholly owned subsidiaries, entered into a subscription investment agreement with China Development Bank Capital Corporation Ltd., two investment funds affiliated with China Construction Bank Corporation Ltd. and an investment fund affiliated with another major PRC bank (collectively as “the Strategic Investors”) to allot and issue 240,000,000 series A redeemable convertible preferred shares for an aggregate issuance price of US$ 240 million. The transaction was consummated with the preferred shares allotted and issued on June 3, 2011. The preferred shares on an as-if-converted basis represented approximately 18.46% of the aggregate issued and outstanding share capital of LDK SCT on the closing date, with the Company holding the remaining 81.54%.

Pursuant to the investment agreement, the Strategic Investors have the right to convert all or any portion of their preferred shareholdings into ordinary shares of LDK SCT at the initial conversion ratio of 1:1 at any time after the date of issuance of the preferred shares and prior to the closing of a qualified initial public offering of LDK SCT (“Qualified IPO”). The initial conversion ratio is subject to certain standard anti-dilution provisions. The strategic investors also have the right to require the Company and/or LDK SCT to redeem the preferred shares if (i) LDK SCT has not completed a Qualified IPO by June 3, 2013, or (ii) a material breach of the terms and conditions of the investment agreements by the Company, LDK SCT, their respective subsidiaries, and Mr. Xiaofeng Peng. In the event of any redemption under this right, the redemption price is equal to 100% of the subscription price of US$240 million, plus a 23% internal rate of return on such subscription price minus any dividends paid up to the date of redemption plus an annual dividend on a pro rata basis among all shareholders of LDK SCT up to an amount of its retained earnings so that the strategic investors will receive at least US$15 million of such dividend, to the extent the declaration and distribution of such dividend are permitted by laws and contractual obligations applicable to LDK SCT. LDK SCT will not be liable for the declaration and distribution of such dividend if, by the end of that year, it has received an approval for listing of its shares on an internationally recognized stock exchange for a Qualified IPO and the Qualified IPO is consummated within three months from the date of the listing approval. In addition, a cash compensation is paid to the Strategic Investors if the consolidated net profit of LDK SCT and its subsidiaries fails to achieve the targeted net profits for each of 2010 and 2011. Management concluded that the net profit target of LDK SCT and its subsidiaries was met for 2010 and 2011. Accordingly, no cash compensation has been recognized. The Company also pledged 15% of its equity interests in Jiangxi LDK Solar Hi-Tech Co., Ltd. (“JXLDK”) to China Development Bank Capital Corporation Ltd, which shall expire and automatically terminate immediately prior to the Qualified IPO.

The series A preferred shares issued by LDK SCT was recorded and accounted for as redeemable non-controlling interests outside of permanent equity in the Group’s consolidated balance sheets in accordance with ASC480-10. In accordance with ASC 810-10-65, changes in a parent’s ownership interest while the parent retains its controlling financial interest in its subsidiary shall be accounted for as equity transactions. The redeemable non-controlling interests was initially measured at the non-controlling interests’ share of the carrying amount of LDK SCT’s net assets as of June 3, 2011.

The difference between the measurement under ASC 810-10-65 of US$ 171 million and the fair value of US$ 240 million of the redeemable non-controlling interests was recorded in additional paid-in capital. Subsequently, the redeemable non-controlling interests is carried at the higher of (1) the initial carrying amount, increased or decreased for the non-controlling interests’ share of net income or loss or (2) the expected redemption value. The redemption value of redeemable non-controlling interests includes the principal subscription price of US$240 million, the 23% internal rate of return and the annual dividend of US$15 million. The change of the carrying amounts of the redeemable non-controlling interests is recognized as net income attributable to redeemable non-controlling interests in the consolidated statements of operations. Adjustments to reflect the current period change in the excess, if any, of the redeemable non-controlling interests’ redemption value over their ASC 810-10 measurement amount is recorded against permanent equity in retained earnings.

The change in the carrying amount of redeemable non-controlling interests is as follows:

December 31, 2011
Balance as of December 31, 2010	0

Recognition of redeemable non-controlling interests on June 3, 2011	170,716
Income attributable to the redeemable non-controlling interests	11,522
Foreign currency translation adjustment	2,866
Accretion to redemption value of redeemable non-controlling interests	34,590

Balance as of December 31, 2011	219,694

INVESTMENT IN ASSOCIATES AND A JOINTLY CONTROLLED ENTITY	12 Months Ended
Dec. 31, 2011
INVESTMENT IN ASSOCIATES AND A JOINTLY CONTROLLED ENTITY
(9)	INVESTMENT IN ASSOCIATES AND A JOINTLY CONTROLLED ENTITY

In January 2008, the Group acquired a 33.5% equity interest in Jiangxi Sinoma New Material Co., Ltd. (“Sinoma”), a crucible manufacturer based in the PRC, from an unrelated party. The investment is accounted for under equity method.

In March 2009, the Group entered into a joint venture agreement with Q-cells SE (“Q-Cells”) to form a jointly-owned company named LQ Energy GmbH (“LQ Energy”), which is engaged in the investment in solar projects. The Group’s contributed capital represented 51% of the share capital of LQ Energy. The Group accounts for its investment in LQ Energy using the equity method because the minority shareholder has significant participating rights in determining certain financial and operating decisions of LQ Energy that are made in the ordinary course of business. Such participating rights include but are not limited to the selection of solar projects.

In September 2011, the Group entered into an investment agreement with Qinghai Hydropower (Group) Co., Ltd. (“Qinghai Hydro”), to form a company named Qing Hai Hydropower Group (Geermu) Solar Energy Generating Co., Ltd. (“Geermu Hydropower”). The Group’s investment, which represents 20% of the share capital of Geermu Hydropower, is accounted for under the equity method.

OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
OTHER NON-CURRENT ASSETS
(10)	OTHER NON-CURRENT ASSETS

Other non-current assets includes an available-for-sale equity security with a carrying amount of US$10,265 as of December 31, 2011, which represented 4 million equity shares of Beijing Jingyuntong Technology Co., Ltd. (“JYT”) held by the Company’s subsidiary in the PRC, JXLDK. The equity shares in JYT accounted for approximately 1% of JYT’s total equity interests and are restricted for sale for a 36-month period after the completion of JYT’s initial public offering in the PRC in September 2011. The Group initially recognized the investment at cost before the shares of JYT became marketable, and subsequently measured it at its fair value of US$ 10,265 as of December 31, 2011 based on the quoted price of shares of JYT and adjusted by a 25% discount to reflect the sale restriction. The unrealized gain of approximately US$6,653, net of tax effect of US$2,218, was recognized as other comprehensive income for the year ended December 31, 2011.

BORROWINGS	12 Months Ended
Dec. 31, 2011
BORROWINGS
(11)	BORROWINGS

(a)	Current

	December 31, 2010	December 31, 2011
Bank borrowings – secured	427,806	427,618
Bank borrowings – unsecured	767,813	1,260,765
Current installments of long-term bank borrowings (Note (b))	305,969	343,640

	1,501,588	2,032,023

The short-term borrowings outstanding as of December 31, 2011 carry a weighted average interest rate of 6.236% (2010: 4.270%) and have maturity terms ranging from a month to twelve months and interest rates ranging from 3.081% to 10.500% (2010: 0.284% to 6.116%).

Included in short term borrowings at December 31, 2011 is US$98,997 payable to Agricultural Bank of China. These borrowings together with long term borrowings obtained from the same banker with an outstanding balance of US$62,213 (Note (b)) are secured by JXLDK’s inventories, LDKPV’s plant and machinery and LDKXYC’s plant and machinery and land use rights with carrying amounts of US$247,522, US$157,945, US$39,379 and US$28,059 as of December 31, 2011, and among which US$114,904 is guaranteed by the Company’s shareholder, Mr. Peng. The rest of the Group’s secured short term borrowings of US$328,621 are secured by pledged bank deposit of US$201,021 and certain of the Group’s bills receivable, plant and machinery with the carrying amounts of US$50,431 and US$106,592, as of December 31, 2011 respectively.

Outstanding borrowings totaling US$15,871 (2010: US$ nil) borrowed by LDKHF from Bank of Communication contain a financial covenant. The covenant specifies that if LDKHF’s debt to asset ratio exceeds 80% or the net profit to revenue ratio is below 2%, which is calculated based on its financial statements prepared under generally accepted accounting policies in the People’s Republic of China (“PRC GAAP”), Bank of Communication may take actions as defined in the borrowing agreement, including but limited to the demand of immediate repayment of the outstanding borrowing balance. As of December 31, 2011, LDKHF’s debt to asset ratio was 80.2% and the net profit to revenue ratio was negative 10.2%. LDKHF has obtained a waiver letter dated May 15, 2012 from Bank of Communication confirming that it will not require LDK HF to repay the outstanding borrowings prior to maturity date or provide additional pledge or collateral as a result of the breach of above financial covenants.

In addition, outstanding borrowings totaling US$2,185 (2010: US$ nil) borrowed by LDKHF from Agricultural Bank of China contain a financial covenant. The covenant specifies that if LDKHF’s debt to asset ratio exceeds 75%, which is calculated based on its financial statements prepared under PRC GAAP, Agricultural Bank of China may take actions as defined in the borrowing agreement, including but limited to the demand of immediate repayment of the outstanding borrowing balance. As of December 31, 2011, LDKHF’s debt to asset ratio was 80.2%. As a result, Agricultural Bank of China has the right to accelerate the borrowings in accordance with the borrowing agreements, but to date, LDKHF has not received any notice of event of default or any threat to accelerate the stated maturity of such borrowings.

In addition, outstanding long-term borrowings with an original maturity date beyond December 31, 2012, totaling US$25,000 (2010: US$ nil) borrowed by JXLDK from China Development Bank contain financial covenants. The covenants specify that if JXLDK’s debt to asset ratio exceeds 75% or the current ratio is below 0.7, which are calculated based on its financial statements prepared under PRC GAAP, China Development Bank may take actions as defined in the borrowing agreement, including but limited to the demand of immediate repayment of the outstanding borrowing balance. As of December 31, 2011, JXLDK’s debt to asset ratio was 80% and the current ratio was 0.83. The Company reclassified these borrowing to short-term borrowings as of December 31, 2011.

As of December 31, 2011, the Group has total revolving credit of US$4,153,881 (2010: US$2,912,011) and unused credit of US$1,650,126 (2010: US$1,150,268) which it can draw upon.

(b)	Long-term

	December 31, 2010	December 31, 2011
Secured loan from China Construction Bank	54,660	142,837
Secured loan from China Development Bank	150,498	205,380
Secured loan from Bank of China	60,398	31,742
Secured loan from Agricultural Bank of China	60,398	62,213
Secured loan from Bank of Communications	30,199	0
Secured loan from Import-Export Bank of China	12,080	50,786
Unsecured loan from China Merchant Bank	45,299	23,806
Unsecured loan from Rural Credit Cooperatives Bank	10,570	0
Unsecured loan from China Minsheng Banking Corp. Ltd.	0	7,935
Unsecured loan from Huarong International Trusts Co., Ltd.	75,498	79,354
Unsecured loan from China Construction Bank	87,578	0
Unsecured loan from Bank of China	30,199	31,741
Unsecured loan from China Development Bank	30,000	180,422
Unsecured loan from the committee of local development districts	28,609	158,707
Unsecured loan from Xinyu Chengdong Construction Investment Co., Ltd.	7,984	8,391
Unsecured loan from Huishang Bank	75,498	79,354
Unsecured loan from Shanghai Pudong Development Bank	150,996	158,707
Unsecured loan from Import-Export Bank of China	0	12,697

	910,464	1,234,072
Less: current installments	(305,969)	(343,640)

	604,495	890,432

The long-term borrowings outstanding as of December 31, 2011 bear interest at a rate per annum equal to a variable interest rate that is repriced either (a) annually with reference to the prevailing base lending rate pronounced by People’s Bank of China (“PBOC”), or (b) semi-annually or quarterly with reference to the prevailing six-month US LIBOR rate. The average effective interest rates for the years ended December 31, 2011 and 2010 were 6.5267% and 6.0317% respectively.

Except for the aforementioned (Note (a)) long-term borrowings payable to Agriculture Bank of China which is secured by JXLDK’s inventories and LDKPV’s plant and machinery, the remaining secured long-term loans totaling US$287,908 are secured by the Groups’ land use rights, building and plant, and machinery with carrying amount of US$63,091, US$28,356 and US$402,072 as of December 31, 2011 respectively, among which US$141,897 is guaranteed by the Company’s shareholders, Mr. Peng and Ms. Zhou.

Outstanding long-term borrowings with an original maturity date beyond December 31, 2012, totaling US$142,837 (2010: US$ nil) borrowed by JXLDK from China Construction Bank contain financial covenants. The covenants specify that if JXLDK’s debt to asset ratio exceeds 75% or the current ratio is below 0.9, which are calculated based on its financial statements prepared under PRC GAAP, China Construction Bank may take actions as defined in the borrowing agreement, including but limited to the demand of immediate repayment of the outstanding borrowing balance. As of December 31, 2011, JXLDK’s debt to asset ratio was 80% and the current ratio was 0.83. JXLDK has obtained a waiver letter dated May 15, 2012 from China Construction Bank, in which China Construction Bank agrees not to require JXLDK to repay the outstanding long-term borrowings prior to maturity date or provide additional pledge or collateral as a result of the breach of the financial covenants up to a period till January 1, 2013.

Our long-term borrowings contain subjective acceleration provisions that may be triggered by material deterioration of our financial condition. We have obtained waiver letters from all the banks, except for Agricultural Bank of China, that the banks confirm we are not in breach of any provisions contained in the borrowing agreements.

Future principal repayments on the long-term bank borrowing are as follows:

2012	343,640
2013	641,240
2014	249,192

1,234,072

ADVANCE PAYMENTS FROM CUSTOMERS	12 Months Ended
Dec. 31, 2011
ADVANCE PAYMENTS FROM CUSTOMERS
(12)	ADVANCE PAYMENTS FROM CUSTOMERS

The Group requires certain customers to make prepayments before delivery has occurred. Such prepayments are recorded as advances from customers in the Group’s consolidated financial statements, until delivery has occurred. Advances from customers for which the deliveries of goods are expected to occur after twelve months are classified as non-current liabilities in the Group’s consolidated balance sheets. Advance payments from customers are reclassified to other payables when the related wafer supply contracts or orders are cancelled, early terminated, expired or in dispute and it is probable that the Group will refund the advance payment balances to the customers.

(a)	Contracts with Q-Cells

On December 4, 2009, the Group and Q-Cells reached an agreement (“Original Agreement”) to resolve a dispute over a long-term solar wafer supply agreement (“wafer supply agreement”). Pursuant to the Original Agreement, the Group had agreed to cease any pending proceedings or claims against Q-Cells and Q-Cells had agreed not to withdraw the outstanding prepayment balance made under the wafer supply agreement of US$244,085 against a bank guarantee. As a result of the signing of the Original Agreement, the Group reclassified the advance payments from Q-Cells to short-term and long-term other payables in accordance with the repayment schedule as set out in the Original Agreement. The non-cash reclassifications from advance payments from customers to other payables was not included in the “Changes in operating assets and liabilities” in the Group’s consolidated statements of cash flows because the Group considered that the payable to the German customer is of financing nature as a result of signing the Amended Agreement. Repayments made in accordance with the Amendment Agreement are included in the financing activities in the Group’s consolidated statements of cash flows.

On September 9, 2010, the Group and Q-Cells signed an amendment agreement (“Amendment Agreement”). Pursuant to the Amendment Agreement, the Group agreed to accelerate the repayment of the outstanding payable of US$224,940 due to Q-Cells as of September 9, 2010 of which US$112,470 was paid in September 2010. On June 30 and August 30, 2011, the Group and Q-Cells entered into two further agreements. Pursuant to the two agreements, the Group shall offset the remaining outstanding payable of US$112,470 to Q-Cells against the prepayment of US$ 60,000 made by the Group to Q-Cells and accounts receivables of US$52,470 outstanding as of the agreement date.

(b)	Contracts with other customers

In addition to Q-Cells, several customers also ceased to execute the wafer purchase contracts with the Group due to dispute over wafer price during the years ended December 31, 2010 and 2011. The Group initiated either arbitrations or negotiation with those customers in an effort to resume the execution of contracts. However, no active response was received from those customers and certain customer had demanded termination of contract and repayment of advance wafer payments. As a result, the Group assessed that it is probable that certain advances received from customers will be paid back by the Group and accordingly, advance payments of US$52,169 and US$16,577 were reclassified to other payables during the years ended December 31, 2010 and 2011, respectively. Such non-cash reclassification from advance from customers to other payables were included in the “Changes in operating assets and liabilities” in the Group’s consolidated statements of cash flows.

ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER PAYABLES
(13)	ACCRUED EXPENSES AND OTHER PAYABLES

Components of accrued expenses and other payables are as follows:

	December 31, 2010	December 31, 2011
Purchase of equipment	404,557	478,197
Withholding individual income tax payable (a)	46,262	47,652
Income tax payables	31,854	6,207
Accrued payroll and welfare	15,555	11,577
Other payable due to customers (Note 12)	206,217	89,491
Other accruals and payable	46,827	116,264

	751,272	749,388

(a)	Withholding individual income tax payable

As of December 31, 2010 and 2011, the Group had withholding individual income tax payable of US$46,262 and US$47,652 respectively, arising from the Group’s withholding tax obligation in relation to the exercise of share options by certain of the Group’s executives and employees pursuant to PRC tax regulations (see Note 5).

In 2008, the Group obtained notices from the relevant PRC Tax Authority granting deferral of the payment of such withholding tax obligation until the Group’s executives and employees sell their shares, at which time the Group will withhold the tax and remit it on behalf of the employees. Since the Group has no control over the payment timing, the Group has classified the payable as a current liability as of December 31, 2010 and 2011.

CAPITAL LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2011
CAPITAL LEASE OBLIGATIONS
(14)	CAPITAL LEASE OBLIGATIONS

In December 2009 and 2011, the Group sold certain newly purchased equipment and equipment pending installation (collectively “Leased Assets”) with carrying amounts of US$ 43,973 and US$ 113,621 to third-parties (the “purchaser-lessors”) for cash consideration of US$ 43,935 and US$ 95,526, respectively, and simultaneously entered into a 3 year contract and several 2-4 year contracts to lease back the Leased Assets from the purchaser-lessors. Pursuant to the terms of the contract, the Group is required to pay to the purchaser-lessors quarterly lease payments over 2-4 years and is entitled to a bargain purchase option at the end of the lease. The leases are classified as capital leases. In connection with these sale-leaseback transactions, the Group recognized a loss of approximately US$ 38 and US$ 18,095 during the years ended December 31, 2009 and 2011 respectively, which is being deferred and amortized in the consolidated statements of operations over the useful life of the leased assets.

The gross amount of plant and equipment and related accumulated amortization recorded under capital leases are as follows:

	December 31, 2010	December 31, 2011
Plant and machinery	71,886	119,086
Less: accumulated amortization	(8,618)	(9,824)

	63,268	109,262
Construction-in-progress – equipment pending installation	38,588	24,053

	101,856	133,315

Amortization of assets held under capital leases is included with depreciation expense.

Future minimum lease payments under capital lease obligations as of December 31, 2011 are as follows:

Year ending December 31:
2012	47,903
2013	29,292
2014	25,526
2015	12,487

Total minimum lease payments	115,208
Less: Amounts representing interest (at interest rate of 6.98%)	(12,106)

Present value of minimum payments	103,102
Current portion	(41,738)

Non-current portion	61,364

CONVERTIBLE SENIOR NOTES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE SENIOR NOTES
(15)	CONVERTIBLE SENIOR NOTES

On April 15, 2008, the Company sold an aggregate principal amount of US$400,000 4.75% Convertible Senior Notes due 2013 (the “Convertible Senior Notes” or “Existing Note”) to Morgan Stanley & Co International plc, UBS AG, J.P. Morgan Securities Inc., Needham & Company, LLC, Cowen and Company, LLC and Lazard Capital Markets LLC (the “Initial Purchasers”). The net proceeds from the offering, after deducting offering expenses, were approximately US$388,743. The Convertible Senior Notes bear interest at a rate of 4.75% per annum payable semi-annually in arrears on April 15 and October 15 of each year beginning on October 15, 2008. The Convertible Senior Notes mature on April 15, 2013 (“maturity date”).

The Convertible Senior Notes are convertible at any time prior to (and including) the third business day preceding the maturity date into the American Depositary Shares, or ADSs of the Company, based on an initial conversion rate of 25.4534 ADSs per US$1 principal amount of Convertible Senior Notes (which represents an initial conversion price of approximately US$39.29 per ADS), subject to adjustments as defined in the Convertible Senior Notes Agreement (the “Agreement”). In no event will the conversion rate for the notes exceed 31.8167 ADSs shares per US$1 principal amount.

Upon conversion of the Convertible Senior Notes, in lieu of deliver of ADSs, the Company may elect to deliver cash or a combination of cash and ADSs.

If a fundamental change, as defined in the Agreement, occurs, the holders of the Convertible Senior Notes may require the Company to repurchase all or a portion of their Convertible Senior Notes, in integral multiples of US$1, at a repurchase price in cash equal to 100% of the principal amount plus accrued and unpaid interest to, but excluding, the repurchase date.

The Convertible Senior Notes could not be redeemed prior to April 15, 2011. At any time on or after April 15, 2011, the Company may, at its option, redeem the Convertible Senior Notes, in whole or in part from time to time, in integral multiples of US$1, at a redemption price in cash equal to 100% of the principal amount plus any accrued and unpaid interest to, but excluding, the redemption date, provided that the closing sale price of the Company’s ADSs for at least 20 trading days in the 30 consecutive trading day period ending on the date one trading day prior to the date of the notice of redemption is greater than 130% of the conversion price of the notes on the date of such notice.

On April 15, 2011, holders of the Convertible Senior Notes could have required the Company to repurchase all or a portion their Convertible Senior Notes, in integral multiples of US$1, at a price in cash equal to 100% of the principal amount plus any accrued and unpaid interest to, but excluding, the repurchase date, subject to certain additional conditions, as defined in the Agreements.

The Convertible Senior Notes are unsecured, and are effectively subordinated to all of the Company’s existing and future secured indebtedness to the extent of the assets securing such indebtedness, and are structurally subordinated to all liabilities of our subsidiaries, including trade payables.

Pursuant to the registration rights agreement dated April 15, 2008, the Company is required to file with the SEC a shelf registration statement that would cover the resale of the Convertible Senior Notes, the underlying ordinary shares and the underlying ADSs, cause the shelf registration statement to become effective and keep it continuously effective under the U.S. Securities Act within a specified period. If the Company fails to do so, the Company is required to pay additional interest while there is a continuing registration default at a rate per annum equal to 0.25% for the 90-day period beginning on (and including) the date of the registration default events, and thereafter at a rate per annum equal to 0.50%, of the aggregate principal amount of the applicable Convertible Senior Notes, payable semi-annually on April 15 and October 15 of each year, until the cessation of the registration default events. This additional interest would be required to be paid in cash. The maximum amount of additional interest expense the Company would incur would be approximately US$9 million through the maturity of the Convertible Senior Notes. The Company filed the required shelf registration statement and caused it to become effective under the U.S. Securities Act on September 30, 2008. Management currently believes that it is not probable the Company will be required to incur any additional interest for failing to keep the shelf registration statement continuously effective within the period as specified in the registration rights agreement.

The convertible senior notes agreement does not contain any financial covenants or other significant restrictions.

The Company separated the 4.75% convertible senior notes into a liability component and an equity component. The carrying amount of the liability component was calculated by measuring the fair value of a similar liability (including any embedded features other than the conversion option) that does not have an associated equity component. The carrying amount of the equity component representing the embedded conversion option was determined by deducting the fair value of the liability component from the initial proceeds ascribed to the 4.75% convertible senior notes as a whole. The excess of the principal amount of the liability component over its carrying amount is amortized to interest expense over the expected life of a similar liability that does not have an associated equity component using the effective interest method. The equity component is not remeasured as long as it continues to meet the conditions for equity classification.

Issuance and transaction costs incurred at the time of the issuance of the 4.75% convertible senior notes with third parties are allocated to the liability and equity components in proportion to the allocation of proceeds and accounted for as debt issuance costs and equity issuance costs, respectively.

During the year ending December 31, 2010, the Group repurchased US$8,000 aggregate principal amount of Convertible Senior Notes for a total cash consideration of US$7,719. Debt issuance costs and debt discount totalling US$88 were written off along with the repurchase transaction. A gain of US$193 on the repurchase was recorded in other income.

In December 2010, the Company completed an exchange of certain Existing Notes with Notes in an aggregate principal amount of US$31.9 million (“the New Notes”). The only material difference between the New Notes and Existing Notes is the absence in the New Notes of the provisions contained in the Existing Notes that allowed the holder of the Existing Notes to require the Company to repurchase all or a portion of their Existing Notes on April 15, 2011. The Company determined that the New Notes are not substantially different from the Existing Notes and the exchange is accounted for as modification of Existing Notes.

In March, May and September 2011, the Group repurchased US$5,400, US$200 and US$10,832 aggregate principal amount of Convertible Senior Notes for a total cash consideration of US$5,397, US$200 and US$7,393 respectively. Debt issuance costs and debt discount totaled US$7, US$ nil and US$850 were written-off along with the repurchase transactions. A gain of US$2,585 on the repurchase was recorded in other income.

On April 15, 2011, certain holders of the outstanding Convertible Senior Notes exercised the put option and the Company redeemed an aggregate principal amount of $351,775 of their Convertible Senior Notes.

The 4.75% convertible senior notes consisted of the following as of December 31, 2010 and 2011:

	December 31, 2010	December 31, 2011
Equity component (1)	17,774	17,774

Liability component:
Principal	392,000	23,793
Less: debt discount, net (2)	(1,897)	(60)

Net carrying amount	390,103	23,733

– Current (3)	355,445	0
– Non-current (4)	34,658	23,733

(1)	Included in the consolidated balance sheets within additional paid-in capital.
(2)	Included in the consolidated balance sheets within convertible senior notes and is amortized over the remaining life of the 4.75% convertible senior notes.
(3)	Consisted of convertible senior notes that were repurchased by the Company in March and April 2011.
(4)	Consisted of convertible senior notes of which their holders either accepted the exchange offer in December 2010 or did not exercise the put option on April 15, 2011.

Debt issuance costs and debt discount are amortized as interest expense using the effective interest rate method through the earliest date the holders of the Convertible Senior Notes can demand payments.

As of December 31, 2011, the remaining lives of the 4.75% convertible senior notes are 1.29 years.

The following table set forth total interest expense recognized related to the 4.75% convertible senior notes during the years ended December 31, 2009, 2010 and 2011, respectively:

	December 31, 2009	December 31, 2010	December 31, 2011
Contractual interest incurred	19,000	18,925	6,551
Amortization of debt issuance costs	3,499	3,764	2,196
Amortization of debt discount	5,957	6,409	1,795

Total interest incurred	28,456	29,098	10,542

Effective interest rate of the liability component	7.64%	7.64%	10.37%

RMB-DENOMINATED US$-SETTLED SENIOR NOTES	12 Months Ended
Dec. 31, 2011
RMB-DENOMINATED US$-SETTLED SENIOR NOTES
(16)	RMB-DENOMINATED US$-SETTLED SENIOR NOTES

On February 18, 2011 and April 11, 2011, the Company sold an aggregate principal amount of RMB 1,200,000 and RMB 500,000 10% US$-settled senior notes due 2014 (the “Senior Notes”) outside the United States pursuant to Regulation S under the United States Securities Act of 1933, as amended (the “Securities Act”). The net proceeds from the offering, after deducting the offering expenses of US$ 5,749, were approximately US$ 252,908. The Senior Notes bear interest at a rate of 10% per annum, payable semi-annually in arrears on February 28 and August 28 of each year beginning on August 28, 2011. The Senior Notes will mature on February 28, 2014 (“maturity date”). The indenture (the “Indenture”) provides that the Senior Notes are unsecured and guaranteed by certain subsidiaries of the Company organized outside of the PRC (the “Subsidiary Guarantees”).

The Indenture governing the Senior Notes restrict the Company and/or its subsidiaries from incurring additional indebtedness, as defined in the Indenture, unless i) the Company and/or its subsidiaries are able to satisfy certain financial ratios, or (ii) the Company and/or its subsidiaries are able to incur such additional indebtedness pursuant to any of the exceptions to the financial ratio requirements, and meet other applicable restrictions as specified in the Indenture. In addition, the Indenture governing the Senior Notes includes a number of significant restrictive covenants, such as restriction on the Company’s ability, and the ability of most of its subsidiaries, to declare dividends on capital stock or purchase or redeem capital stock. Taking into account of the Group’s unaudited financial results for the fourth quarter of 2011, the “Consolidated Fixed Charge Coverage Ratio”, as defined in the senior notes, has been negatively impacted as a result of a significant reduction of the aggregate amount of the Group’s “Consolidated EBITDA”, as defined in the senior notes, for the four most recent full fiscal quarters, while the Group’s “Consolidated Fixed Charges”, as defined in the senior notes, for such four-quarter period, have increased. As a result, the Group will not be able to incur any additional indebtedness until the Group’s “Consolidated Fixed Charge Coverage Ratio” significantly improves on the basis of the Group’s four most recent full fiscal quarters unless such indebtedness falls into one of the permitted exceptions or exemptions, such as re-financing existing indebtedness.

From August 29 to September 2, 2011, the Company repurchased RMB 68,400 (US$ equivalent: US$10,709) aggregate principal amount of the Senior Notes due 2014 in the open market for a total cash consideration of US$8,223. Debt issuance costs and debt discount totaled US$240 was written-off along with the repurchase transactions. Gain of US$2,246 on the repurchase was recorded in other income.

The Senior Notes consisted of the following as of December 31, 2011:

December 31, 2011
Principal	258,948
Less: debt discount, net (1)	(121)

Net carrying amount	258,827

(1)	Included in the consolidated balance sheets within RMB-denominated US$-settled senior notes and is amortized over the remaining life of the Senior Notes.

Debt issuance costs and debt discount are amortized as interest expense using the effective interest rate method through the maturity date of the Senior Notes.

The following table set forth total interest expense recognized related to the Senior Notes during the year ended December 31, 2011:

December 31, 2011
Contractual interest incurred	20,893
Amortization of debt issuance costs	1,427
Amortization of debt discount	38

Total interest incurred	22,358

Effective interest rate of the Senior Notes	11.35%

PRC NOTES	12 Months Ended
Dec. 31, 2011
PRC NOTES
(17)	PRC NOTES

On October 19, 2011, JXLDK, a subsidiary in the PRC, sold an aggregate principal amount of RMB 400,000 PRC domestic notes due 2012 (the “Short-term PRC Notes”) to institutional investors in the PRC. The net proceeds from the offering, after deducting offering expenses, were approximately RMB 398,222 (US$ 63,201). The Short-term PRC Notes bear interest at a rate of 7.59% per annum, and are payable on October 21, 2012 (“maturity date”).

On December 8, 2011, JXLDK sold an aggregate principal amount of RMB 500,000 PRC domestic notes due 2014 (the “Long-term PRC Notes”) to institutional investors in the PRC. The net proceeds from the offering, after deducting offering expenses, were approximately RMB 495,350 (US$ 78,616). The Long-term PRC Notes bear interest at a rate of 6.8% per annum, payable on December 8 of each year beginning on December 8, 2012. The Long-term PRC Notes will mature on December 8, 2014 (“maturity date”).

The Short-term PRC Notes and Long-term PRC Notes (the “PRC Notes”) do not contain any financial covenants or other significant restrictions.

Debt issuance costs incurred at the time of the issuance of the PRC Notes are capitalized and amortized as interest expense using the effective interest rate method through the maturity date of the PRC Notes.

The following table set forth total interest incurred recognized related to the Long-term PRC Notes during the year ended December 31, 2011:

Year ended December 31, 2011
Contractual interest incurred	324
Amortization of debt issuance costs	14

Total interest incurred	338

Effective interest rate of the Long-term PRC Notes	6.94%

INTEREST COSTS	12 Months Ended
Dec. 31, 2011
INTEREST COSTS
(18)	INTEREST COSTS

The following is a summary of the Group’s interest costs incurred during years ended December 31, 2009, 2010 and 2011:

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
Interest costs capitalized	48,169	31,321	33,141

Interest costs charged to income
– Interest on bank and other borrowings	35,494	67,803	157,908
– Interest on Convertible Senior Notes, RMB-denominated US$-settled Senior Notes and PRC Notes, and amortization of debt issuance costs and debt discount	14,574	19,278	31,326
– Interest on long-term payable due to Q-cells	0	7,931	704

Sub-total	50,068	95,012	189,938

Total interest costs	98,237	126,333	223,079

PREPAID FORWARD CONTRACTS	12 Months Ended
Dec. 31, 2011
PREPAID FORWARD CONTRACTS
(19)	PREPAID FORWARD CONTRACTS

In connection with and to facilitate the offering of the Convertible Senior Notes, the Company entered into Prepaid Forward Contracts (the “Prepaid Forward Contracts”) on April 9, 2008 with J.P. Morgan Chase Bank, Morgan Stanley & Co International plc and UBS AG, which are the affiliates of the representatives of the Initial Purchasers (the “Dealers”). The Prepaid Forward Contracts relate to a number of the Company’s ADSs equal to US$ 199,437, divided by the closing price of the Company’s ADSs on the New York Stock Exchange on April 9, 2008. Pursuant to the Prepaid Forward Contracts, the Company prepaid the Dealers US$ 199,437 on April 15, 2008 for the repurchase of 6,345,450 ADSs of the Company.

Until the Company satisfied certain conditions, including completing certain corporate actions and satisfying requirements of Cayman Islands law in relation to the repurchase of the Company’s shares, the prepaid forward contracts would be settled in cash on the final settlement date (or earlier in certain circumstances) with the Dealers delivering the Company an amount of cash equal to the product of (a) the ADS number of 6,345,450 and (b) the weighted average price of our ADSs over a number of days specified in the Prepaid Forward Contracts. Once those conditions are satisfied, the Prepaid Forward Contracts will, from the date when such conditions are satisfied, be settled in shares with the Dealers delivering the ADSs at their discretion, in full or in part, at any time prior to May 30, 2013. The Company’s management determined that the Company satisfied all those conditions on June 17, 2008.

The Prepaid Forward Contracts were initially recognized as assets and measured at fair value as the contracts could only be settled in cash at the inception date. When the conditions for physically settlement in shares were met on June 17, 2008, the fair value of Prepaid Forward Contracts as at that date were reclassified as a reduction of additional paid-in capital in equity. The change in fair value of the Prepaid Forward Contracts of US$ 60,028 from the issuance date to June 17, 2008 was reported in the consolidated statements of operations for the year ended December 31, 2008.

Since the Prepaid Forward Contracts require physical settlement of a fixed number of ADSs at a fixed price per ADS at the time conditions for physical settlement are met, the shares to be repurchased pursuant to the Prepaid Forward Contracts are treated as retired from June 17, 2008 through December 31, 2011 for purposes of the Company’s basic and diluted earnings (loss) per share calculations during the years ended December 31, 2009, 2010 and 2011 respectively.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
(20)	INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company and LDKSCT are not subject to any income tax or capital gains. In addition, there is no withholding tax on payments of dividends by Cayman Islands companies.

People’s Republic of China

The Company’s PRC subsidiaries file separate income tax returns. Effective from January 1, 2008, pursuant to the Corporate Income Tax Law (the “CIT Law”) which was passed by the National People’s Congress of the PRC on March 16, 2007, the PRC’s statutory income tax rate is 25%. The Company’s PRC subsidiaries are subject to income tax at 25% unless otherwise specified.

Prior to January 1, 2008, JXLDK was entitled to a tax holiday of 2-year full tax exemption followed by 3-year 50% reduction in the income tax rate starting from 2006 under the then effective tax rules and regulations. Such tax holiday is grandfathered by the CIT Law and its relevant regulations. Accordingly, JXLDK is subject to income tax at 12.5% for 2009 and 2010.

In December 2009, JXLDK was recognized by the Chinese government as a “High and New Technology Enterprise” (“HNTE”) under the new CIT Law and is entitled to the preferential income tax rate of 15% from 2009 to 2011. Under the CIT Law, where the transitional preferential enterprise income tax policies and the preferential policies prescribed under the CIT Law and its implementation rules overlap, an enterprise may choose the more favorable policy, but may not enjoy multiple preferential policies. JXLDK chose to complete the grandfathered tax holiday of 12.5% for the overlapping period of 2009 and 2010 and is subject to income tax at 15% for 2011. Subject to renewal, JXLDK’s HNTE status will enable it to the preferential income tax rate of 15% from 2012 to 2014. Based on the self-assessment result, management believes that JXLDK meets all the criteria for the renewal of its HNTE status.

In September 2011, LDKPV was recognized by the Chinese government as an HNTE and is entitled to the preferential income tax rate of 15% from 2011 to 2013. Further, based on the prevailing business plan, management expects LDKPV will continue to meet all the criteria for HNTE qualification upon renewal of such status which will enable it to the preferential income tax rate of 15% from 2014 to 2016.

HK SAR

The Company’s Hong Kong incorporated subsidiaries are subject to Hong Kong Profits Tax at 16.5% on income arising in or derived from Hong Kong. No provision for Hong Kong Profits tax was made as they sustained tax losses for each of the years ended December 31, 2009, 2010 and 2011, where applicable. The payments of dividends by Hong Kong tax residents are not subject to Hong Kong withholding tax.

United States

LDK USA, LDK UST and SPT are subject to US federal statutory tax rate of 34% and are also subject to the state of California income tax rate of 8.84%. The state income tax paid is deductible for US federal income tax purposes.

European Countries

LDK Europe is incorporated in Luxemburg and is subject to a 28.59% corporate tax rate. Capital repayment received from LQ Energy within one year after the incorporation of LQ Energy is subject to 26.375% withholding tax rate.

All of the Company’s subsidiaries incorporated in Italy are subject to corporate income tax at 31.4%.

LDK Trading Service Germany Limited and LDK German Holding GmbH are incorporated in Germany and are each subject to an effective income tax rate of 32.98% which consists of 15% corporate income tax plus a solidarity surcharge of 5.5% on corporate income tax and a trade income tax rate of 17.15%.

LDK Solar Spain S.L. is incorporated in Spain and is subject to a 30% corporate tax rate.

LDK Solar Tech, Europe, GmbH is incorporated in Switzerland and is subject to a 21.17% corporate tax rate.

The income tax expense (benefit) attributable to earnings (loss) from operations, which is substantially derived from PRC sources, consists of:

	Current	Deferred	Total
Year ended December 31, 2011
PRC	34,436	(26,476)	7,960
U.S. Federal	279	0	279
U.S. State and Local	48	0	48
Other jurisdictions	954	(5,100)	(4,146)

	35,717	(31,576)	4,141

Year ended December 31, 2010
PRC	34,948	27,264	62,212
U.S. Federal	18	0	18
U.S. State and Local	8	0	8
Other jurisdictions	(672)	4,644	3,972

	34,302	31,908	66,210

Year ended December 31, 2009
PRC	8,141	(34,500)	(26,359)
U.S. Federal	9	0	9
U.S. State and Local	4	0	4
Other jurisdictions	5,983	(549)	5,434

	14,137	(35,049)	(20,912)

(Loss) earnings before income taxes of the Group consist of the following:

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
PRC operations	(212,722)	413,120	(540,245)
U.S. operations	14	23	(1,318)
Other foreign operations	(42,200)	(50,466)	(63,250)

Total	(254,908)	362,677	(604,813)

The actual income tax (benefit) expense differed from the amounts computed by applying the PRC statutory income tax rate of 25% to (loss) earnings before income taxes as a result of the following:

	Year ended December 31, 2009		Year ended December 31, 2010		Year ended December 31, 2011
(Loss) earnings before income taxes	(254,908)		362,677		(604,813)

Computed income tax (benefit) expense	(63,727)	25%	90,669	25%	(151,203)	25%
Effect of tax rate differential	33,244	(13%)	7,736	2%	30,156	(5%)
Change in tax rate	0	0%	(743)	0%	1,687	0%
Non-deductible expenses
Share-based compensation	3,553	(2%)	2,762	1%	2,482	(1%)
Others	39	0%	77	0%	47	(0%)
50% additional deduction of R&D expense	(1,195)	0%	(660)	0%	(5,297)	1%
Change in valuation allowance	1,251	(0%)	4,621	1%	174,269	(29%)
Tax effect on transfer of equity interests within the Group	0	0%	5,103	1%	(44,332)	7%
Withholding tax on capital payment	5,950	(2%)	0	0%	0	0%
Withholding tax on undistributed earnings of PRC subsidiaries	0	0%	3,788	1%	(3,788)	1%
Tax holiday	0	0%	(44,561)	(12%)	0	0%
Others	(27)	0%	(2,582)	(1%)	120	0%

Actual income tax (benefit) expense	(20,912)	8%	66,210	18%	4,141	(1%)

Without the tax holiday, the Group’s income tax expense would have increased by US$44,561 for the year ended December 31, 2010, and the impact on basic and diluted (loss) earnings per ordinary share for such periods was as follows:

Year ended December 31, 2010
Impact on (loss) earnings per ordinary share:

– Basic	0.35

– Diluted	0.33

The Group did not enjoy any tax holiday for the year ended December 31, 2009 and 2011.

The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and liabilities are presented below:

	December 31, 2010	December 31, 2011
Deferred income tax assets:
Inventories write-down	582	42,395
Impairment loss on equipment	418	309
Provision for accounts receivable, prepayments to suppliers and deposit for purchase of property, plant and equipment	7,232	37,493
Provision for loss on firm purchase commitment	173	5,213
Accruals	1,924	3,976
Capital lease obligation	1,785	1,430
Deferred revenue	18,222	18,720
Tax loss carry forwards	5,926	155,372
Government subsidy	7,012	5,609

Total gross deferred income tax assets	43,274	270,517
Less: valuation allowance	(5,872)	(196,994)

Deferred income tax assets , net of valuation allowance	37,402	73,523

Deferred income tax liabilities:
– Interest capitalized in relation to plant and equipment	(10,549)	(9,679)
– Property, plant and equipment	(185)	(7,523)
– Withholding tax on undistributed earnings of PRC subsidiaries	(3,788)	0
– Change in fair value of available-for-sale investment	0	(2,200)

Total gross deferred income tax liabilities	(14,522)	(19,402)

Net deferred income tax asset	22,880	54,121

Classification on consolidated balance sheets:

Deferred income tax assets:
– Current	15,914	30,931
– Non-current	21,303	39,376

Deferred income tax liability:
– Current	0	0
– Non-current	(14,337)	(16,186)

The increase in the valuation allowance for the years ended December 31, 2009, 2010 and 2011 were US$1,251, US$4,621 and US$191,122, respectively. In assessing the realizability of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. As of December 31, 2011, the valuation allowance of US$196,994 was related to the deferred income tax assets of JXLDK and certain European subsidiaries, LDK International, LDKSH, LDK HKT, LDK HKPVT, LDKAH and SPI. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilized. Management considers the scheduled reversal of deferred income tax liability, projected future taxable income and tax planning strategies in making this assessment. In order to fully utilize the deferred income tax asset, certain PRC subsidiaries will need to generate future taxable income of approximately US$269,016.

Based upon an assessment of the level of historical taxable income and projections for future taxable income over the periods in which the deferred income tax assets are deductible or can be utilized, and taking into account the availability of the tax planning strategies, management believes it is more likely than not that the Group will realize the benefits of these deductible differences, net of the valuation allowance, as of December 31, 2011 and 2010. The amount of the deferred income tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income are reduced.

As of December 31, 2011, the Group has tax loss carryforwards of approximately US$640,295 relating to certain PRC and overseas subsidiaries. Tax losses of the PRC subsidiaries amounted to US$481,419 as of December 31, 2011, of which US$344, US$5,020 and US$476,055 will expire by the end of 2014, 2015 and 2016 respectively if unutilized. Tax losses of HK subsidiaries of US$104,114 as of December 31, 2011 can be utilized indefinitely.

The CIT Law and its relevant regulation impose a 10% withholding income tax for dividends distributed by the PRC subsidiaries to the Company for distribution of earnings generated beginning on January 1, 2008. Undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax. The Company did not recognize deferred income tax liabilities of US$18.6 million for the undistributed earnings of approximately US$186.0 million of the PRC subsidiaries as of December 31, 2011 as management plans to reinvest these earnings indefinitely in the PRC.

As of January 1, 2009 and for each of the three years ended December 31, 2009, 2010 and 2011, the Group has no unrecognized tax benefits relating to uncertain tax positions. Also, management does not expect that the amount of unrecognized tax benefits will increase significantly within the next 12 months.

The Group’s subsidiaries file their income tax returns in the PRC, Hong Kong, United States and European Union. According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation extends to five years under special circumstances, where the underpayment of taxes is more than RMB 100 thousand (US$ 15). In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Group’s operating subsidiaries in the PRC for the years ended December 31, 2005 through 2011 are open to examination by the PRC state and local tax authorities. The income tax returns of LDK International are open to audit for the years ended December 31, 2006 through 2011 under the statute of limitation established by the Hong Kong Inland Revenue Ordinance.

The PRC tax system is subject to substantial uncertainties. There can be no assurance that changes in PRC tax laws or their interpretation or their application will not subject the Group’s PRC entities to substantial PRC taxes in the future.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
(21)	COMMITMENTS AND CONTINGENCIES

(a)	Capital commitments

Capital commitments outstanding at December 31, 2010 and 2011 not provided for in the financial statements were as follows:

	December 31, 2010	December 31, 2011
Purchase of property, plant and equipment	857,275	443,001

(b)	Purchase commitments

As of December 31, 2011, the Group had entered into certain long-term silicon procurement contracts, under which the Group agreed to purchase silicon materials in an aggregate amount of approximately US$ 43,168 over the next five years.

Future materials purchase commitments are as follows:

Year ending December 31	USD ‘000
2012	9,594
2013	9,594
2014	9,594
2015	7,193
2016	7,193

Total	43,168

ORDINARY SHARES	12 Months Ended
Dec. 31, 2011
ORDINARY SHARES
(22)	ORDINARY SHARES

During 2006, the Company issued 75,000,000 ordinary shares at par value of US$ 0.10 per share (adjusted for the ten-for-one share split effected on July 18, 2006);

In June 2007, the Company issued 14,007,700 American Depositary Shares (“ADSs”), representing 14,007,700 ordinary shares. The Company’s ADSs are quoted on the New York Stock Exchange;

In June 2007, all issued and outstanding Series A, B and C redeemable convertible preferred shares were converted into 15,580,000 ordinary shares on a one to one basis upon the completion of the Company’s IPO;

In August 2007, 1,457,000 of vested stock options granted to executives and employees were exercised, resulting in the issuance of 1,457,000 ordinary shares;

In September 2008, the Company issued 4,800,000 ADSs, representing 4,800,000 ordinary shares, at a price of US$ 41.75 per ADS, raising approximately US$ 190,892, net of related expenses of US$ 9,508;

During 2008, 2,265,696 of vested share options granted to executives, employees and investors were exercised, resulting in the issuance of 2,265,696 ordinary shares;

In June 2008 and November 2010, the Company issued 750,000 and 1,500,000 ordinary shares respectively to a third party service company in preparation for any future exercise of share options. Ordinary shares held by the service company are reduced when share options are exercised by employees. As these ordinary shares are held by this service company on behalf of the Company and do not contain any voting and dividend rights, they are considered as issued but not outstanding shares and have been excluded in the number of outstanding ordinary shares and the EPS figures as disclosed in the consolidated financial statements as of and for the years ended December 31, 2009, 2010 and 2011. Ordinary shares held by the service company were 390,653, 249,406 and 1,393,362 ordinary shares as at December 31, 2009, 2010 and 2011 respectively.

In December 2009, the Company issued 16,520,000 ADSs, representing 16,520,000 ordinary shares, at a price of US$ 7.00 per ADS, raising approximately US$ 109,225 net of related expenses of US$ 6,415;

During 2009, 141,247 of vested share options granted to executives and employees were exercised, resulting in the issuance of 141,247 ordinary shares.

In January 2010, the Company issued 1,645,900 ADSs, representing 1,645,900 ordinary shares, at a price of US$ 7.00 per ADS, raising approximately US$ 11,061 net of related expenses of US$ 461;

During 2010, 1,532,712 of vested share options granted to executives and employees were exercised, resulting in the issuance of 1,532,712 ordinary shares;

In February 2011, the Company issued 13,800,000 ADSs, representing 13,800,000 ordinary shares, at a price of US$ 12.4 per ADS, raising approximately US$162,584 net of related expense of US$ 8,536.

Pursuant to a share repurchase program established on June 27, 2011, the Group repurchased 18,657,487 ADSs, representing 18,657,487 ordinary shares, in the open market or through privately negotiated transactions, for an aggregate amount of US$110,559 between July 11 and August 26, 2011.

On September 19, 2011, the Group privately issued and placed 4,374,315 ADSs, representing 4,374,315 ordinary shares at a price of US$5.8958 per share, to LDK New Energy Holding Limited, the controlling shareholder of the Company, raising an aggregate of US$ 25,790.

During 2011, 1,051,717 of vested share options granted to executives and employees were exercised, resulting in the issuance of 1,051,717 ordinary shares.

STATUTORY RESERVE	12 Months Ended
Dec. 31, 2011
STATUTORY RESERVE
(23)	STATUTORY RESERVE

Under the Law of the PRC on Enterprises with Wholly Owned Foreign Investment, the Company’s subsidiaries in the PRC are required to allocate at least 10% of their after tax profits, after making good of accumulated losses as reported in their PRC statutory financial statements, to the general reserve fund and have the right to discontinue allocations to the general reserve fund if the balance of such reserve has reached 50% of their registered capital. At the Company level, a transfer of US$ nil, US$28,599 and US$17,505 from retained earnings to statutory reserve was recorded for the years ended December 31, 2009, 2010 and 2011 respectively.

SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE BASED COMPENSATION
(24)	SHARE BASED COMPENSATION

On July 31, 2006, the Company adopted the 2006 Stock Incentive Plan (the “Plan”) to recognize and acknowledge the contributions the eligible participants made to the Company and to the business. As of December 31, 2011, options to purchase up to 13,351,880 ordinary shares are authorized under the Plan. Share options are granted at an exercise price more than or equal to the stock’s fair value at the date of grant and have a term of three to five years. Generally, share option granted vest over 3 to 5 years from date of grant while certain options granted vest immediately.

The fair value of the option award is estimated on the date of grant using a lattice-based option valuation model, which incorporates ranges of assumptions for inputs as noted in the following table. Prior to the Initial Public Offering (“IPO”) in June 2007, because the Company did not maintain an internal market for its shares, the expected volatility was based on the historical volatilities of comparable publicly traded companies engaged in similar industry. The Company uses historical data to estimate employee termination within the valuation model. The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. The employees that were granted the share options are expected to exhibit the same behavior. Since the share options once exercised will primarily trade in the U.S. capital market and there was no comparable PRC zero coupon rate, the risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury Note as of the grant date.

Following the Company’s IPO, because the Company did not have a sufficient historical transaction data to date to calculate the volatility, the expected volatility was still based on the historical volatilities of comparable publicly traded companies engaged in similar industry until 2010. Subsequent to 2010, the Company’s calculation of expected volatility was based on the implied volatility of the Company as of the grant date. Other computational methodologies and assumptions remained unchanged.

	2009	2010	2011
Expected volatility	60.89%~62.31%	70.28%~88.64%	58.88%~ 63.96%
Expected dividends	0%	0%	0%
Expected term	9.42~9.50 years	5.91~8.56 years	5.51~ 6.95 years
Risk-free interest rate	2.22%~2.85%	2.44%~3.88%	3.02%~ 3.66%
Estimated fair value of underlying ordinary shares	US$5.84~US$9.80	US$5.50~US$9.54	US$3.79~US$7.84

Prior to the IPO, the estimated fair value of the underlying ordinary shares granted was determined based on a valuation analysis performed by Sallmanns based on various generally accepted valuation methodologies. Management determined that the income approach was appropriate to determine the fair value of the Company’s business and its share price.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2009, 2010 and 2011 was US$8.19, US$5.76 and US$7.07 per share, respectively. The Company recorded non-cash share-based compensation expense of US$14,212, US$11,044 and US$9,927 for the years ended December 31, 2009, 2010 and 2011 respectively, in respect of share options granted to employees, of which US$1,881 (2010: US$2,783; 2009: US$3,381) was allocated to costs of goods sold, US$7,260 (2010: US$7,717; 2009: US$10,478) was allocated to general and administrative expenses, US$126 (2010: US$57; 2009: US$32) was allocated to selling expenses and US$660 (2010: US$487; 2009: US$321) was allocated to research and development costs. No non-cash share-based compensation expense was incurred for the years ended December 31, 2009, 2010 and 2011 respectively in respect of share options granted to non-employees.

A summary of options for the years ended December 31, 2009, 2010 and 2011 is presented below:

	Employees	Non- employees	Number of total share option	Weighted average exercise price per share		Weighted average remaining contractual term	Aggregate intrinsic value
For the year ended December 31, 2009

Outstanding as of December 31, 2008	6,268,499	130,000	6,398,499	US$	11.93

Granted during 2009	710,400	0	710,400	US$	11.20
Exercised	(41,247)	(100,000)	(141,247)	US$	5.56
Forfeited or cancelled	(604,796)	0	(604,796)	US$	26.94
Outstanding as of December 31, 2009	6,332,856	30,000	6,362,856	US$	10.57	2.0years	7,039

	Employees	Non- employees	Number of total share option	Weighted average exercise price per share		Weighted average remaining contractual term	Aggregate intrinsic value
For the year ended December 31, 2010

Outstanding as of December 31, 2009	6,332,856	30,000	6,362,856	US$	10.57

Granted during 2010	6,818,437	0	6,818,437	US$	7.12
Exercised	(1,532,712)	0	(1,532,712)	US$	4.55
Forfeited or cancelled	(503,463)	0	(503,463)	US$	21.29
Outstanding as of December 31, 2010	11,115,118	30,000	11,145,118	US$	8.80	6.43 years	29,992

	Employees	Non- employees	Number of total share option	Weighted average exercise price per share		Weighted average remaining contractual term	Aggregate intrinsic value
For the year ended December 31, 2011

Outstanding as of December 31, 2010	11,115,118	30,000	11,145,118	US$	8.8

Granted during 2011	665,700	0	665,700	US$	10.77
Exercised	(1,021,717)	(30,000)	(1,051,717)	US$	4.51
Forfeited or cancelled	(1,269,816)	0	(1,269,816)	US$	9.59
Outstanding as of December 31, 2011	9,489,285	0	9,489,285	US$	9.31	6.64 years	0

Vested or expected to vest as of December 31, 2011	9,484,343	0	9,484,343	US$	9.31	6.64 years	0

Exercisable as of December 31, 2011	3,629,779	0	3,629,779	US$	11.8	3.80 years	0

The total intrinsic value of options exercised during the years ended December 31, 2009, 2010 and 2011 was US$711, US$4,719 and US$4,160 respectively.

The Company reduced the exercise price and extended the vesting period of 60,000 and 448,000 unvested share options held by employees in 2008 and 2009. The total incremental value as a result of the modification amounted to US$ 304 and US$2,559 in 2008 and 2009 respectively, which is recognized ratably over 3-5 years from the date of modification. The Company has elected to bifurcate the amounts and recognize the incremental value over the period from the modification date until the date when the modified share option vest. The modified share options were included in the number of share options granted and number of share options forfeited or cancelled for the years ended December 31, 2008 and 2009.

As of December 31, 2011, there was US$29,558 (2010: US$37,834) of total unrecognized compensation cost related to non-vested share options. This cost is expected to be recognized over a weighted average period of approximately 3.31 years (2010: 4.1 years). The Company is expected to issue new shares to satisfy share option exercises. Cash received from the exercise of options under the share option plans during 2011 was US$4,745 (2010: US$6,968).

(LOSS) EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
(LOSS) EARNINGS PER SHARE
(25)	(LOSS) EARNINGS PER SHARE

The computation of basic and diluted (loss) earnings per share is as follows:

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
Numerator used in basic (loss) earnings per share
Net (loss)/ income attributable to LDK Solar Co., Ltd. shareholders	(234,225)	290,797	(620,869)
Accretion to redemption value of redeemable non-controlling interests	0	0	(34,590)

– Net (loss) income available to LDK Solar Co., Ltd. shareholders	(234,225)	290,797	(655,459)

Plus interest expenses and amortization of convertible senior notes issuance costs and debt discount	0	19,278	0

Numerator used in diluted (loss) earnings per share	(234,225)	310,075	(655,459)

Shares (denominator):
Weighted average number of ordinary shares outstanding used in computing basic (loss) earnings per share	107,238,244	125,580,754	133,806,940

Plus incremental weighted average number of ordinary shares from assumed conversion of stock options using the treasury stock method	0	841,673	0
Plus incremental weighted average number of ordinary shares from assumed conversion of convertible senior notes using the as-if converted method	0	10,145,865	0

Weighted average number of ordinary shares outstanding used in computing diluted (loss) earnings per share	107,238,244	136,568,292	133,806,940

(Loss) earnings per share – basic	(2.18)	2.32	(4.90)

(Loss) earnings per share – diluted	(2.18)	2.27	(4.90)

The computation of basic and dilutive (loss) earnings per share for the years ended December 31, 2009, 2010 and 2011 reflects a reduction of the weighted average of 6,345,450 ordinary shares deemed to have been retired as a result of the Prepaid Forward Contracts (see Note 19).

During the year ended December 31, 2011 the Group’s dilutive potential ordinary shares outstanding consist of convertible senior notes and share options. The computation of diluted loss per share for the year ended December 31, 2011 did not assume conversion of the convertible senior notes because, when applying the as-if converted method, the effect of the 3,398,960 ordinary shares issuable upon conversion of the convertible senior notes under the conversion terms of the convertible senior notes agreements was anti-dilutive. In computing diluted loss per share for the year ended December 31, 2011, there was no dilutive effect of outstanding share options of 275,365 by applying the treasury stock method because the impact was anti-dilutive.

During the year ended December 31, 2010 the Group’s dilutive potential ordinary shares outstanding consist of convertible senior notes and share options. The computation of diluted earnings per share for the year ended December 31, 2010 assume conversion of the convertible senior notes because, when applying the as-if converted method, the effect of the 10,145,865 ordinary shares issuable upon conversion of the convertible senior notes under the conversion terms of the convertible senior notes agreements was dilutive. In computing diluted earnings per share for the year ended December 31, 2010, there was dilutive effect of outstanding share options of 841,673 by applying the treasury stock method because the ordinary shares assumed to be issued upon the exercise of the share options was more than the number of shares assumed to be purchased at the average estimated fair value during the period. The proceeds used for the assumed purchase include the sum of the exercise price of the share options and the average unrecognized compensation cost.

During the year ended December 31, 2009 the Group’s dilutive potential ordinary shares outstanding consist of convertible senior notes and share options. The computation of diluted loss per share for the year ended December 31, 2009 did not assume conversion of the convertible senior notes because, when applying the as-if converted method, the effect of the 10,181,360 ordinary shares issuable upon conversion of the convertible senior notes under the conversion terms of the convertible senior notes agreements was anti-dilutive. In computing diluted loss per share for the year ended December 31, 2009, there was no dilutive effect of outstanding share options of 1,234,030 by applying the treasury stock method because the impact was anti-dilutive.

SEGMENT REPORTING AND CONCENTRATION OF RISK	12 Months Ended
Dec. 31, 2011
SEGMENT REPORTING AND CONCENTRATION OF RISK
(26)	SEGMENT REPORTING AND CONCENTRATION OF RISK

ASC 280, “Segment Reporting”, establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas and major customers. The method of determining what information to report is based on the way that management organizes the operating segments within the company for making operating decisions and assessing financial performance.

The Company operates in two principal reportable business segments, Polysilicon (“Polysilicon segment”) and Wafer, cell, module and PV project (“Other PV products segment”). The Polysilicon segment involves production and sales of polysilicon. The Other PV products segment involves the manufacture and sales of monocrystalline and multicrystalline solar wafers and PV modules and processing services, manufacture and sales of PV cells and the development of power plant projects. Miscellaneous revenues and expenses and other unallocated costs and expenses are recorded in Other. The chief operating decision maker is the chief executive officer of the Company.

Consistent with the reports received and reviewed by the chief operating decision maker for purpose of assessing the financial performance and allocating resources of the two business segments, the Company reports the segment information at the net sales and gross profit level.

The following table summarizes the Company’s revenues generated from each segment:

	Year Ended December 31, 2009
	Polysilicon segment	Other PV products segment	Elimination	Total
Net sales	18,064	1,095,958	(15,984)	1,098,038
Depreciation	(2,111)	(60,447)	0	(62,558)
Inventory write-downs	0	(180,213)	0	(180,213)
Gross profit (loss)	3,169	(114,688)	(2,064)	(113,583)

	Year Ended December 31, 2010
	Polysilicon segment	Other PV products segment	Elimination	Total
Net sales	272,791	2,425,874	(189,318)	2,509,347
Depreciation	(67,733)	(82,598)	0	(150,331)
Inventory write-downs	0	(6,113)	0	(6,113)
Gross profit (loss)	60,707	536,850	(39,722)	557,835

	Year Ended December 31, 2011
	Polysilicon segment	Other PV products segment	Elimination	Total
Net sales	599,208	2,012,180	(453,575)	2,157,813
Depreciation	(99,423)	(112,099)	0	(211,522)
Inventory write-downs	(743)	(304,432)	0	(305,175)
Gross profit (loss)	208,972	(81,179)	(167,454)	(39,661)

The following table summarizes the Group’s net revenues, based on the geographic location of the customers:

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
Mainland China	274,019	858,988	833,387
Europe excluding Germany	57,944	380,339	437,616
Asia Pacific excluding mainland China and Taiwan	198,484	306,072	320,285
Taiwan	354,126	260,100	251,040
Germany	165,891	512,464	181,915
North America	47,574	191,384	133,570

Total net revenue	1,098,038	2,509,347	2,157,813

Significant concentrations

The carrying amounts of cash and cash equivalents, pledged bank deposits, trade accounts receivable, prepayments and other current assets represent the Group’s maximum exposure to credit risk in relation to financial assets. As of December 31, 2011, substantially all of the Group’s cash and cash equivalents and pledged bank deposits were held in major financial institutions located in the mainland China, the Hong Kong Special Administrative Region, European Union and USA, which management believes have high credit ratings. As of December 31, 2011, cash and cash equivalents and pledged bank deposits held in mainland China, Hong Kong, European and USA financial institutions amounted to US$840,771 in total and were denominated in the following currencies:

	US$	EUR€	RMB	HKD
	(000’s)	(000’s)	(000’s)	(000’s)
In mainland China	68,648	2,535	4,546,951	0
In Hong Kong	3,006	1,585	767	75
In USA	31,786	5	0	0
In European Union	0	7,892	0	0

Total in original currency	103,440	12,017	4,547,718	75

US$ equivalent	103,440	15,567	721,755	10

The following represents the amount of sales to customers that directly or indirectly contributed, on an individual basis, 10% or more of revenue for the years ended December 31, 2009, 2010 and 2011:

	December 31, 2009	December 31, 2010	December 31, 2011
Customer A	137,393	109,597	97,576
Customer B	117,893	212,393	30,378

Accounts receivable balances due from the above customers are as follows:

	December 31, 2010	December 31, 2011
Customer A	56,185	6,037
Customer B	9,563	5,238

A significant portion of the Company’s outstanding accounts receivables is derived from sales to a limited number of customers. As of December 31, 2010 and 2011, in addition to the accounts receivable balances due from customers disclosed above, outstanding accounts receivables with individual customers in excess of 10% of total accounts receivables are as follows:

	December 31, 2010	December 31, 2011
Customer C	41,135	0

Solar-grade polysilicon feedstock is an essential raw material in manufacturing the Group’s multicrystalline solar wafers. The Group’s operations depend on its ability to procure sufficient quantities of solar-grade polysilicon on a timely basis. The Group’s failure to obtain sufficient quantities of polysilicon in a timely manner could disrupt its operations, prevent it from operating at full capacity or limit its ability to expand as planned, which will reduce, and stunt the growth of its manufacturing output and revenue.

In order to secure stable supply of polysilicon and other raw materials, the Group makes prepayments to certain suppliers. Such amounts are recorded as prepayments to suppliers on the consolidated balance sheets and amounted to US$146,350 for the year ended December 31, 2011 (2010: US$168,755). The Group makes the prepayments without receiving collateral for such payments. As a result, the Group’s claims for such prepayments would rank only as an unsecured claim, which exposes the Group to the credit risks of the suppliers. A provision for doubtful recoveries of US$17,874, US$4,749 and US$70,459 for prepayments to suppliers was recognized for the years ended December 31, 2009, 2010 and 2011, respectively. As of December 31, 2010 and 2011, outstanding prepayments to individual suppliers in excess of 10% of total prepayments to suppliers, net are as follows:

	December 31, 2010	December 31, 2011
Supplier A	0	4,746
Supplier B	18,126	4,233
Supplier C	0	3,589
Supplier D	60,826	25

In addition to the above, the Group also made significant prepayments to Best Solar Co., Ltd. (“Best Solar”), which is controlled by Mr. Peng, for purchase of modules, which were recorded under due from related parties. See note 27 (b) for details.

The Group relies on a limited number of equipment suppliers for all of its principal manufacturing equipment. There is currently a shortage globally of the equipment required for its manufacturing process and capacity expansion. If any of the Group’s major equipment suppliers encounter difficulties in the manufacturing or shipment of its equipment to the Group or otherwise fail to supply equipment according to its requirements, it will be difficult for the Group to find alternative providers for such equipment on a timely basis which in turn could adversely affect its production and sales.

Business and economic risks

The Group operates in an industry with limited operating history and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: advances and new trends in new technologies and industry standards; capital market performance and public interest in companies operating in the PRC that are listed in the United States; competition from other competitors; changes in certain strategic relationships or customers relationships; regulatory or other factors; the ability to obtain necessary financial and other resources at commercially viable terms; the ability to attract and retain employees necessary to support the Group’s growth and general risks associated with the solar industry.

The Group conducts its principal operations in the PRC and accordingly is subject to special considerations and significant risks not typically associated with investments in equity securities of United States and Western European companies. These include risks associated with, among others, the political, economic, legal environment and social uncertainties in the PRC, government agencies’ influence over certain aspects of the Group’s operations and competition in the solar industry.

In addition, the ability to negotiate and implement specific business development projects in a timely and favorable manner may be impacted by political considerations unrelated to or beyond the control of the Group. Although the PRC government has been pursuing economic reform policies for the past two decades, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective and as a result, changes in the rate or method of taxation and changes in State policies may have a negative impact on the Group’s operating results and financial position.

Solar energy application requires significant initial capital investment. Industry demand for solar energy products depends on the availability of financing to downstream customers. The Group’s business and results of operations were adversely affected by the global economy slowdown and European debit crisis in 2011, which led to volatility in security prices, severely diminished liquidity and credit availability. Severe erosion on average selling price of the Group’s products was witnessed from the second quarter of 2011. This sustainable growth in solar energy market therefore has great uncertainty as the ultimate stabilization of global economy is uncertain under the current macroeconomic market. Demand for our products might fluctuate if solar industry end-customers are not able to finance PV systems at a competitive cost.

The Group cannot assure that there will be no further deterioration of the global credit condition and any resulting effects of changes, including those described above, may have a material and adverse effect on the Group’s business, results of operations and financial condition in 2012.

Currency risk

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
(27)	RELATED PARTY TRANSACTIONS

For the periods presented, in addition to the guarantees and security provided by related parties for the Group’s bank borrowings in Note (11), the principal related party transactions and amounts outstanding with the related parties are summarized as follows:

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
Sales of wafers under related parties arrangement (note a)	56,132	0	0
Purchases of modules production equipment from Best Solar (note b)	0	21,248	0
Purchases of inventories from Best Solar (note b)	78,079	80,869	0
Purchase of buildings, plant and land use rights from Best Solar (note b)	0	0	61,574
Sales of modules and cells to Best Solar (note b)	0	4,587	0
Sales of PV project to Best Solar (note b)	0	0	723
Purchases of low value consumables from a related party (note c)	509	1,993	573
Purchases of auxiliary from a related party (note d)	0	7,821	11,142
Purchases of crucibles from an associate (note e)	1,271	14,252	18,116
Sales of modules and other PV products to Geermu Hydropower (note f)	0	0	36,526

(a)	During the year ended December 31, 2009, JXLDK entered into three wafer sales contracts with Gintech and one wafer sales contract with Motech with contract values of US$52,350 and US$3,782, respectively (collectively referred as “Wafer Sales Contracts”). In addition, Gintech and Motech entered into agreements to sell corresponding quantities of cells (“Cell Sales Agreement”) to Best Solar. The Company respectively agreed with Gintech and Motech that these Wafer Sales Contracts will be void if Best Solar did not procure the cells from Gintech and Motech pursuant to the Cell Sales Agreement. During the year ended December 31, 2009, JXLDK recognized revenue of US$56,132 relating to these Wafer Sales Contracts when Gintech and Motech accepted delivery of wafers supplied by the Group and Best Solar accepted delivery of cells respectively supplied by Gintech and Motech.

(b)	On February 28, 2010, the Group purchased the crystalline module production equipment from Best Solar at a consideration of US$21,248, which approximates their fair value in the market and carrying value as recorded in the books of Best Solar.

The Group purchased the crystalline modules of US$78,079 and US$29,426 from Best Solar during the years ended December 31, 2009 and 2010 respectively. The Group also purchased raw materials and supplies relating to crystalline modules production of US$51,443 from Best Solar during the year ended December 31, 2010. Furthermore, the Group made prepayment of US$15,573 to Best Solar under a thin-film module purchase agreement during the year ended December 31, 2010 and made prepayments of US$37,615 to Best Solar for crystalline module purchases and processing during the year ended December 31, 2009.

The Group purchased buildings, plant and land use rights of US$61,574 for module production from Best Solar during the year ended December 31, 2011.

The Group sold crystalline modules and cells of US$4,587 to Best Solar during the year ended December 31, 2010.

The Group sold a PV project of US$723 to Best Solar during the year ended December 31, 2011.

The outstanding amounts due from Best Solar as of December 31, 2010 and 2011 were US$44,839 and US$1,665 respectively. The outstanding amounts due to Best Solar as of December 31, 2010 and 2011 were US$ nil respectively.

(c)	The Group purchased low value consumables from Jiangxi Liouxin Industry Co., Ltd., (“JXLXI”) which is a company controlled by Mr. Peng, amounting to US$509, US$1,993 and US$573 during the years ended December 31, 2009, 2010 and 2011 respectively. The outstanding amount due to JXLXI was US$949 and US$1,519 as of December 31, 2010 and 2011 respectively.

(d)	The Group purchased auxiliary materials of US$7,821 and US$11,142 from Saiwen Industry (Suzhou) Co., Ltd., (“SZSW”), a company controlled by Mr. Peng, during the years ended December 31, 2010 and 2011 respectively. The outstanding amounts due to SZSW was US$2,211 and US$8,340 as of December 31, 2010 and 2011 and due from SZSW was US$ nil and US$850 as of December 31, 2010 and 2011.

(e)	JXLDK purchased crucibles from Sinoma, which is an equity method investee of JXLDK, amounting to US$1,271, US$14,252 and US$18,116 during the years ended December 31, 2009, 2010 and 2011 respectively. The outstanding amount due to Sinoma was US$11,874 and US$9,460 as of December 31, 2010 and 2011.

(f)	The Group sold module and other PV products of US$36,526 to Geermu Hydropower, which is an equity method investee of LDK Solar Power Technology (Xinyu) Engineering Co., Ltd., during the year ended December 31, 2011. The outstanding amount due from Geermu Hydropower was US$38,805 as of December 31, 2011.

In addition to the above, certain of the Group’s executives and employees exercised share options which vested in 2007 and 2008. Pursuant to the PRC tax regulations, the income derived from the exercise of the share options is subject to individual income tax, which should be withheld by the Group from these executives and employees for payment to the PRC tax authorities. The Group had an outstanding receivable from these executives and employees of US$46,262 and US$46,361 as of December 31, 2010 and 2011 respectively in relation to the individual income tax liabilities arising from the exercise of share options by these executives and employees, which are included in other current assets.

LDK SOLAR CO., LTD. (PARENT COMPANY)	12 Months Ended
Dec. 31, 2011
LDK SOLAR CO., LTD. (PARENT COMPANY)
(28)	LDK SOLAR CO., LTD. (PARENT COMPANY)

Relevant PRC statutory laws and regulation permit payments of dividends by the Company’s subsidiaries in the PRC only out of their retained earnings, if any, as determined in accordance with the PRC accounting standards and regulations.

Under the Law of the PRC on Enterprises with Wholly Owned Foreign Investment, the Company’s subsidiaries in the PRC are required to allocate at least 10% of their after tax profits, after making good of accumulated losses as reported in their PRC statutory financial statements, to the general reserve fund and have the right to discontinue allocations to the general reserve fund if the balance of such reserve has reached 50% of their registered capital. These statutory reserves are not available for distribution to the shareholders (except in liquidation) and may not be transferred in the form of loans, advances, or cash dividend.

For the year ended December 31, 2011, US$17,505 (2010: US$28,599; 2009: US$ nil) were appropriated from retained earnings and set aside for the statutory reserve by the Company’s subsidiaries in the PRC.

As a result of these PRC laws and regulations, the Company’s subsidiaries in the PRC are restricted in its ability to transfer a portion of its net assets to either in the form of dividends, loans or advances, which consisted of paid-up capital and statutory reserve amounting to US$1,523,098 as of December 31, 2011 (2010: US$1,237,125).

The following presents condensed unconsolidated financial information of the Parent Company only.

Condensed Balance Sheets

	December 31, 2010	December 31, 2011
Cash and cash equivalents	8,656	7,129
Due from other affiliates	0	25,775
Due from subsidiaries	31,885	85,400
Prepaid expense Other receivables	238 877	0 250
Investment in subsidiaries	1,629,564	1,599,919
Debt issuance costs	4,300	5,598

Total assets	1,675,520	1,724,071

Accrued expenses and other payables	7,648	13,685
Borrowings	0	29,800
RMB-denominated US$-settled senior notes, less debt discount	0	258,827
Due to subsidiaries	256,749	786,338
Deferred revenue	1,780	1,772
Convertible senior notes	390,103	23,733
Total equity	1,019,240	609,916

Total liabilities and equity	1,675,520	1,724,071

Condensed Statements of operations

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
Revenue	0	0	4,534
General and administrative expenses	(7,229)	(7,769)	(13,667)
Legal settlement, net of insurance recoveries	(10,000)	0	0
Interest income	1	119	65
Interest expense, amortization of discount on exchangeable notes and amortization of convertible senior notes and RMB-denominated US$-settled senior notes issuance costs and debt discount	(14,574)	(19,278)	(30,508)
Foreign currency exchange loss, net	0	0	(10,871)
Others	(3)	55	4,836

(Loss) before income tax and equity in (loss) from subsidiaries	(31,805)	(26,873)	(45,611)
Equity in (loss) earnings from subsidiaries	(202,420)	318,986	(609,848)
Income tax expense	0	(1,316)	0

Net (loss) income available to ordinary shareholders	(234,225)	290,797	(655,459)

Condensed Statements of Cash Flows

	Year Ended December 31, 2009	Year Ended December 31, 2010	Year ended December 31, 2011
Cash flows from operating activities
Net (loss) income	(234,225)	290,797	(655,459)
Adjustments to reconcile net income to net cash used in operating activities:
Amortization of convertible senior notes issuance costs and debt discount	9,456	10,174	5,456
Equity in loss (earnings) from subsidiaries	202,420	(318,986)	609,848
Compensation revenue	0	0	(4,534)
Gains on repurchase of convertible senior notes and RMB-denominated US$-settled senior notes	0	0	(4,831)
Others	0	(193)	0
Changes in operating assets/liabilities:
Due from subsidiaries	(8,790)	97,008	(53,515)
Due from an affiliate	0	0	(25,775)
Due to subsidiaries	10,568	176,052	47,223
Other assets/liabilities	11,646	(10,162)	6,895

Net cash (used in) provided by operating activities	(8,925)	244,690	(74,692)

Cash flows from investing activities
Investment in subsidiaries	(131,462)	(262,253)	(377,015)

Net cash used in investing activities	(131,462)	(262,253)	(377,015)

Cash flows from financing activities
Proceeds from related party borrowings	29,050	20,173	447,286
Proceeds from bank borrowings	0	0	29,800
Proceeds from issuance of ordinary shares	111,800	18,029	167,329
Payment of expenses relating to issuance of ordinary shares and convertible senior notes and RMB-denominated US$-settled senior notes	0	(4,894)	(5,749)
Payment of repurchase of ordinary shares	0	0	(110,559)
Proceeds from issuance of RMB-denominated US$-settled senior notes	0	0	258,657
Proceeds from private placements of ordinary shares	0	0	25,790
Payment for repurchase of RMB-denominated US$-settled senior notes	0	0	(8,223)
Payment of convertible senior notes redemption	0	(7,719)	(364,765)

Net cash provided by financing activities	140,850	25,589	439,566

Effect of foreign currency exchange rate changes on cash and cash equivalents	0	0	10,614
Net (decrease) increase in cash and cash equivalents	463	8,026	(1,527)
Cash and cash equivalents at beginning of year	167	630	8,656

Cash and cash equivalents at end of year	630	8,656	7,129

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
(29)	FAIR VALUE MEASUREMENTS

Management used the following methods and assumptions to estimate the fair value of financial instruments at the relevant balance sheet date:

•

Short-term financial instruments (cash equivalents, pledged bank deposits, trade accounts receivable and payable, bills receivable and payable, short-term bank borrowings, and accrued liabilities) – cost approximates fair value because of the short maturity period.

•

Long-term bank borrowings – fair value is based on the amount of future cash flows associated with each debt instrument discounted at the Group’s current borrowing rate for similar debt instruments of comparable terms. The carrying values of the long-term borrowings approximate their fair values as all the long-term debt carries variable interest rates which approximate rates currently offered by the Company’s bankers for similar debt instruments of comparable maturities.

•	Convertible senior notes – the estimated fair value was US$15,783 as of December 31, 2011 and was based on the quoted market price in an active market.

•	RMB-denominated US$-settled senior notes – the estimated fair value was US$136,727 as of December 31, 2011 and was based on the quoted market price in an active market.

•	Long-term PRC notes – the estimated fair value was US$79,255 as of December 31, 2011 and was based on the quoted market price in an active market.

•	Available-for-sale equity security of JYT – fair value is based on the quoted price of the share of JYT and adjusted by a 25% discount to reflect the sale restriction.

The table below presents the assets and liabilities measured at fair value on a recurring basis as of December 31, 2011, segregated by the level in the fair value hierarchy within which those measurements fall.

	Carrying amount at December 31, 2011	Fair value at December 31, 2011	Fair value measurements using
			Level 1	Level 2	Level 3
Asset:
Available-for-sale equity security of JYT	10,265	10,265	0	10,265	0

The following table presents fair value measurements of assets and liabilities that are measured at fair value on a nonrecurring basis as of December 31, 2011:

Description	Year ended December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses)
Derivative liability of preferred share performance compensation	0	0	0	0	0

DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
DERIVATIVE FINANCIAL INSTRUMENTS
(30)	DERIVATIVE FINANCIAL INSTRUMENTS

The Group is exposed to certain risks relating to its ongoing business operation in the PRC. The primary risks are foreign currencies risks and interest rate risks, which are managed by using derivative instruments.

The Company’s principal operating subsidiaries are located in the PRC with the Renminbi being their functional currency. The Company’s PRC operating subsidiaries make sales, purchases and capital expenditures and obtain bank borrowings in currencies other than Renminbi, which primarily are in U.S. dollars. Historically, the required payments in U.S. dollars resulting from purchases, capital expenditure and bank borrowings have exceeded receipts in U.S. dollars resulting from sales. Any appreciation of the U.S. dollar against the Renminbi will generally result in foreign exchange losses and adversely affect the Group’s net income. With an aim to reduce its risk exposure, the Company will, on a selected basis, enter into forward contracts with the same financial institutions to forward purchase U.S. dollars when it obtains certain bank borrowings denominated in U.S. dollars through its PRC operating subsidiaries. During the year ended December 31, 2010, the Group entered into foreign exchange forward contracts with notional amount of US$35,000 against its U.S. denominated receivables, foreign exchange forward contracts with notional amount of EUR2,000 against its Euro denominated receivable and US$35,000 against its U.S. denominated payables. During the year ended December 31, 2011, the Group entered into foreign exchange forward contracts with notional amount of EUR5,000 against its Euro denominated receivables.

The Group’s exposure to the risk of changes in market interest rates primarily relates to its bank borrowings. To finance its business operation and expansion, the Company’s PRC operating subsidiaries will obtain short-term and long-term bank borrowings. As of December 31, 2011, the Group had outstanding bank borrowings of US$2,922,455 in total, of which US$1,177,409 carry variable interest rates with effective interest rates ranging from 3.081% to 9.250% per annum as of December 31, 2011. Interest expenses on these bank borrowings may increase as a result of change in market interest rates. With an aim to reduce its interest rate exposure, the Group will, from time to time, enter into interest rate swap contracts with financial institutions in the PRC. During the years ended December 31, 2010 and 2011, the Group did not enter into any interest rate swap contract.

The derivative instruments relating to the foreign exchange forward contracts entered by the Group did not meet the conditions specified to qualify for hedge accounting. These derivative financial instruments are initially recognized in the balance sheet at fair value and subsequently re-measured to their fair value with changes in fair value included in determination of net income (loss).

The location and fair value amounts of derivative instruments reported in the consolidated balance sheets as of December 31, 2010 and 2011 are as follows:

	Asset derivatives				Liability derivatives
	December 31, 2010		December 31, 2011		December 31, 2010		December 31, 2011
	Balance sheet location	Fair value	Balance sheet location	Fair value	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives not designated as hedging instruments under ASC 815

– Foreign exchange forward contracts	Other current assets	735	0	0	0	0	0	0
– Non-deliverable foreign exchange forward contract	0	0	0	0	Other financial liabilities	(154)	0	0
– Derivative liability of preferred share performance compensation	0	0	0	0	0	0	0	0

Total derivatives		735		0		(154)		0

The effect of derivative instruments on the consolidated statements of operations for the years ended December 31, 2010 and 2011 are as follows:

		Amount of gain recognized in income on derivatives
Derivatives not designated as hedging instruments under ASC 815	Location of gain recognized in income on derivatives	Year ended December 31
		2010	2011
Foreign exchange forward contracts	Foreign currency exchange gain(loss), net	543	(581)
Derivative liability of preferred share performance compensation	0	0	0

Total		543	(581)

The Group’s derivatives instruments outstanding as of December 31, 2011 do not contain any credit-risk-related contingent features.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2011
Principles of consolidation
(a)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company transactions and balances have been eliminated upon consolidation. For consolidated subsidiaries where the Group’s ownership in the subsidiary is less than 100%, the equity interest not held by the Group is shown as non-controlling interests. The Company has no involvement with variable interest entities. The Company accounts for investments over which it has significant influence but not a controlling financial interest using the equity method of accounting.

Use of estimates
(b)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews its estimates, including those related to the classification and realization of inventories, trade accounts receivable, prepayments to suppliers and deferred tax assets, estimated useful lives and residual values of long-lived assets, the recoverability of the carrying values of long-lived assets, the determination of fair values of financial instruments and share-based instruments, provision for loss on firm purchase commitment and assessments about potential tax uncertainties and contingent liabilities. Changes in facts and circumstances may result in revised estimates. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

Foreign currency transactions and translations
(c)	Foreign currency transactions and translations

The functional currency of the Company, LDK Solar USA Inc. (“LDK USA”), LDK Solar Technology USA Inc. (“LDK UST”), Solar Power Inc. (“SPI”), LDK Silicon & Chemical Technology Co., Ltd. (“LDK SCT”), LDK Silicon Holding Co., Limited (“LDKSH”), LDK Solar International Company Limited (“LDK International”), LDK Solar Hi-tech (Hong Kong) Co., Ltd. (“LDK HKT”), LDK PV Tech (Hong Kong) Co., Ltd. (“LDK HKPVT”) and LDK Solar Canada Inc. (“LDK Canada”) is the United States dollar (“US$”). The functional currency of those subsidiaries located in the PRC and Europe are Renminbi (“RMB”) and EURO (“EUR€”) respectively. Transactions denominated in foreign currencies are re-measured into the functional currency at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in foreign currencies are remeasured into the functional currency at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are included in the consolidated statements of operations.

The Group’s reporting currency is the U.S. dollar. Accordingly assets and liabilities of subsidiaries, whose functional currency is not the U.S. dollar , are translated into US$ using exchange rates in effect at each period end, and revenues and expenses are translated into RMB at average rates prevailing during the year. Gains and losses resulting from the translations of the financial statements of these subsidiaries into US dollars are recognized in other comprehensive income (loss).

Commitments and contingencies
(d)	Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. Legal and other fees incurred in connection with loss contingencies are expensed as incurred. Legal cost expenses are reported net of expected insurance recoveries.

Cash and cash equivalents
(e)	Cash and cash equivalents

Cash and cash equivalents consist of cash at bank and on hand and certificates of deposit with an initial term of less than three months when purchased, and which are unrestricted as to withdrawal and use.

Pledged bank deposits
(f)	Pledged bank deposits

Pledged bank deposits represent amounts held by banks, which are not available for the Group’s use, as security for issuance of letters of credit relating to purchase of raw materials and production equipments, letters of guarantee or bank borrowings. Upon maturity of the letters of credit, letters of guarantee and repayment of bank borrowings, the deposits are released by the bank and become available for general use by the Group. Pledged bank deposits are reported within cash flows from operating, investing or financing activities in the consolidated statements of cash flows with reference to the purpose of making the pledge. Pledged bank deposits, which matures twelve months after the balance sheet date are classified as non-current assets in the consolidated balance sheets.

Trade accounts receivable
(g)	Trade accounts receivable

Trade accounts receivable are recorded at the amount due from customers for the sales of products sold and services rendered. Amounts collected on trade accounts receivable are included in net cash provided by (used in) operating activities in the consolidated statements of cash flows. An allowance for doubtful accounts is provided based on the management’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. Management assesses the recoverability of accounts receivable by analyzing specific customer accounts that have known or potential recoverability issues. The Group does not have any off-balance-sheet credit exposure related to its customers.

The following table presents the movement of the allowance for doubtful accounts:

	December 31, 2009	December 31, 2010	December 31, 2011
Beginning Balance	0	4,551	6,226
Additions	4,551	1,690	108,925
Reversal of allowance for doubtful accounts	0	(156)	(835)
Write-off of accounts receivable charged	0	0	0
Foreign currency exchange rate effect	0	141	2,972

Ending balance	4,551	6,226	117,288

Inventories
(h)	Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the weighted average method. Inventories expected to be utilized for production and sold after twelve months are classified as non-current assets.

On occasion, the Company enters into firm purchase commitments to acquire materials from its suppliers. A firm purchase commitment represents an agreement that specifies all significant terms, including the price and timing of the transactions, and includes a disincentive for nonperformance that is sufficiently large to make performance probable. This disincentive is generally in the form of a “take or pay” provision which requires the Company to pay for committed volumes regardless of whether the Company actually acquires the materials. The Company evaluates these agreements and records a loss, if any, on firm purchase commitments using the same lower of cost or market approach as that used to value inventory. The Company recognized a provision for loss on firm purchase commitment of US$ 1,120, US$ nil and US$ 27,637 during the years ended December 31, 2009, 2010 and 2011, respectively, which is included in cost of goods sold in the Group’s consolidated statements of operations.

Property, plant and equipment, net
(i)	Property, plant and equipment, net

Property, plant and equipment are stated at cost. Equipment under capital leases are initially stated at the present value of minimum lease payments. Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterments are capitalized.

Depreciation, including amortization of equipment held under capital lease, is calculated using the straight-line method over the estimated useful lives of the assets and their respective estimated residual values. The estimated useful lives of the Group’s property, plant and equipment are as follows:

Buildings	30 years
Plant and machinery	10 and 15 years
Furniture, fixture and office equipment	5 years
Motor vehicles	6 years

Land use rights
(j)	Land use rights

Land use rights represent fees paid to obtain the right to occupy, use, develop, lease, or transfer a piece of land in the PRC, and are charged to expense on a straight-line basis over the respective periods of the rights granted ranging from 49.5 to 50 years in the PRC. Amortization of land use rights is recognized in general and administrative expenses, and amounted to US$2,725, US$3,869 and US$5,546 for the years ended December 31, 2009, 2010 and 2011, respectively.

Investments in an associate and a jointly-controlled entity
(k)	Investments in associates and a jointly-controlled entity

Investments in entities where the Group does not have a controlling financial interest, but has the ability to exercise significant influence over the operating and financial policies of the investee, are accounted for using the equity method of accounting. Jointly-controlled entities are those in which the control is held jointly by the Company and one or more partners. Investments in jointly-controlled entities are recognized under the equity method from the date the joint control is acquired. Under the equity method of accounting, the Group’s share of the investee’s results of operations is included in other income (expense) in the Group’s consolidated statements of operations.

Available-for-sale investments
(l)	Available-for-sale investments

Investments designated as available-for-sale are reported at fair value, with unrealized gains and losses, net of tax, recorded in accumulated other comprehensive income. Purchases and sales of available-for-sale investments are included in investing activities in the consolidated statements of cash flows. At each period end date, investments are evaluated for impairment, and whether any such impairment is considered temporary or other than temporary. Unrealized losses are recorded in other income and expense when a decline in fair value is determined to be other-than-temporary. Realized gains and losses are accounted for on the specific identification method. We also review our ability and intent to liquidate our investments within the next 12 month operating cycle to determine the appropriate short or long-term classification. Our ability to liquidate is determined based on a review of current and short-term credit and capital market conditions and the financial condition and near term prospects of the issuer.

Impairment of long-lived assets
(m)	Impairment of long-lived assets

Property, plant and equipment and purchased intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third party independent appraisals, as considered necessary.

Assets to be disposed of are reported at the lower of carrying amount or fair value less costs to sell, and are no longer depreciated.

Fair value measurement
(n)	Fair value measurement

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

See note 29 to the consolidated financial statements.

Derivative financial instruments
(o)	Derivative financial instruments

The Group enters into derivative financial instruments such as foreign exchange forward contracts. In addition, the preferred shares issued by a subsidiary included an embedded derivative that is separately accounted for as a derivative. See Note 8 to the consolidated financial statements.

The Group recognizes all derivative instruments as either assets or liabilities in the balance sheet at their respective fair values. Changes in the fair value are recognized in earnings.

Revenue recognition
(p)	Revenue recognition

Sales represent revenue recognized for products sold and the delivery of services. The Group recognizes revenue from the sale of silicon wafers, modules and other materials when the products are delivered and title transfers, the risks and rewards of ownership have been transferred to the customer, the fee is fixed or determinable and collection of the related receivable is reasonably assured. For sales in the PRC, the majority of the Group’s contracts provide that products are considered delivered when they reach customer’s destination and are signed-for by the customer. For export sales, products are considered delivered when the goods have passed over the ship’s rail at the named port of shipment. The customer bears all costs and risks of loss or damage to the goods from that point.

Generally, no warranty is provided for silicon wafers sold to customers. Sales returns rights range from 7 to 15 days after the product has been sold. The Group conducts rigorous quality control and testing procedures to ensure that the finished wafers meet the standard quality requirements before the product is shipped. Management estimates the amount of sales returns and the cost of replacement products based on historical return information.

The Group recognizes revenue for processing services when the services are completed, which is generally evidenced by delivery of processed products to the customers.

The Group recognizes revenue from fixed price construction contracts using the percentage-of-completion method of accounting. Under this method, PV projects revenue arising from fixed price construction contracts is recognized as work is performed based on the percentage of incurred costs to estimated total forecasted costs utilizing the most recent estimates of forecasted costs.

The Group recognizes revenue for solar energy power project at the time a sale arrangement with a third party is executed, delivery has occurred, sales price is fixed or determinable and the contract amount is collectible.

In the PRC, VAT of 17% on invoice amount is collected in respect of the sales of goods on behalf of tax authorities. VAT collected from customers, net of VAT paid for purchases, is recorded as a liability in the consolidated balance sheets until it is paid to the authorities.

Buy/sell arrangements
(q)	Buy/sell arrangements

The Group enters into raw materials purchases transactions and finished goods sales transactions with the same counterparty. Each of these sales and purchases transactions with the same counterparty are not legally contingent upon each other. These sales and purchases transactions were not conducted simultaneously and there was no direct linkage between any one or group of buy transactions with any one or group of sell transactions. There was also no correlation between the value of raw materials received and the value of finished goods delivered pursuant to the contractual arrangement. Each buy or sell transaction was separately documented, transacted at the fair market value prevailing at that time and gross-cash settled, with no specific legal right to offset in respect of the obligations between counterparties. These buy and sell transactions with the same counterparty were recognized and presented separately as sales and cost of goods sold in the Group’s consolidated financial statements. Raw materials purchases and finished goods sales with the same counterparty were recorded at their respective contract price, which represented their prevailing fair market value.

Warranty cost
(r)	Warranty cost

The Group provides warranties up to 25 years for modules. Due to limited warranty claim history, the Group estimates warranty costs based on an assessment of its competitors’ history while incorporating estimates of failure rates through its quality review. Consequently, the Group accrues the equivalent of 1% of gross revenues as a warranty liability to accrue the estimated cost of its warranty obligations. Actual warranty costs incurred for warranty claims by customers are recorded and charged against the accrued warranty liability. To the extent that actual warranty costs differs from the estimates, the Group will prospectively revise its accrual rate. The Group commenced module sales in year 2009 and recognized warranty expenses of US$752, US$6,344 and US$6,340 in cost of goods sold for the years ended December 31, 2009, 2010 and 2011, respectively. As of December 31, 2010 and 2011, the Group’s accrued warranty costs were US$7,096 and US$14,978, respectively. The warranty costs were classified as current and non-current liabilities under accrued expenses and other payables and other liabilities respectively, to reflect our estimate of the timing of when the warranty expenditures will likely be made.

Shipping and handling
(s)	Shipping and handling

Costs to ship products to customers are included in selling expenses in the consolidated statements of operations. Amounts billed to customers, if any, to cover shipping and handling are included in net sales. Cost to ship products to customers were US$1,340, US$14,265 and US$17,911 for the years ended December 31, 2009, 2010 and 2011, respectively.

Research and development costs
(t)	Research and development costs
Research and development costs are expensed as incurred.
Advertising expenses
(u)	Advertising expenses

Advertising expenses are charged to the consolidated statements of operations in the period incurred and are included in selling expenses. The Group incurred advertising expenses of US$ 1,804, US$ 3,186 and US$5,273 for the years ended December 31, 2009, 2010 and 2011, respectively.

Government subsidy
(v)	Government subsidy

Government subsidies are recognized when received and when all the conditions for their receipt have been met. Subsidies that compensate the Group for expenses incurred are recognized as a reduction of expenses in the consolidated statements of operations. Subsidies that are not associated with expenses are recognized as other income. Subsidies for the acquisition of equipment are recorded as a liability until earned and then offset against the related capital assets. Subsidies for obtaining the rights to use land are recorded as a liability until earned and then amortized over the land use right period as a reduction of the amortization charges of the related land use rights.

The Group received government subsidies of US$103,572, US$45,775 and US$109,000 for the years ended December 31, 2009, 2010 and 2011, respectively, and recognized the subsidies as follows:

	December 31, 2009	December 31, 2010	December 31, 2011
Reduction to cost of goods sold	4,776	33,317	65,855
Reduction to selling and G&A expenses	0	323	235
Other income	26,927	5,625	33,698
Reduction to acquisition cost of the equipment	4,673	2,723	2,387
Deferred revenue	67,196	3,787	6,825

Total	103,572	45,775	109,000

During the years ended December 31, 2009, 2010 and 2011, amortization of deferred revenue that was recognized as a reduction of the amortization charges of the related land use rights amounted to US$813, US$1,346 and US$1,462, respectively.

Income taxes
(w)	Income taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided to reduce the carrying amount of deferred income tax assets if it is considered more likely than not that some portion, or all, of the deferred income tax assets will not be realized.

The Company recognizes in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, management presumes that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. In addition, a tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to be recognized in the financial statements. The tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. The Group records interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of operations.

Share-based compensation
(x)	Share-based compensation

The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the cost over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

Transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. The measurement date of the fair value of the equity instrument issued is the date on which the counterparty’s performance is completed.

Employee benefit plans
(y)	Employee benefit plans

As stipulated by the regulations of the PRC, the Group’s PRC subsidiaries participate in various defined contribution plans organized by municipal and provincial governments for its employees. These companies are required to make contributions to these plans at a rate of 29% on a standard salary base as determined by the local Social Security Bureau, to a defined contribution retirement scheme organized by the local Social Security Bureau in respect of the retirement benefits for the Group’s employees. Under these plans, certain pension, medical and other welfare benefits are provided to the employees. The Group has no other material obligations for the payment of employee benefits associated with these plans beyond the annual contributions described above. Employee benefits associated with these plans are expensed when incurred. The total amounts for such employee benefits were US$4,097, US$6,541 and US$13,379 for the years ended December 31, 2009, 2010 and 2011 respectively.

(Loss) earnings per share
(z)	(Loss) earnings per share

Basic (loss) earnings per ordinary share is computed by dividing net (loss) income available to LDK Solar Co., Ltd. shareholders by the weighted average number of ordinary shares outstanding during the year.

Diluted (loss) earnings per share is calculated by dividing net (loss) income available to LDK Solar Co., Ltd. shareholders, less the accretion to redemption value of redeemable non-controlling interests, as adjusted to exclude any income or expenses related to dilutive ordinary equivalent shares by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the year. Ordinary share equivalents consist of the ordinary shares issuable upon the conversion of the convertible senior notes (using the if-converted method) and ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method). Potential dilutive securities are not included in the calculation of dilutive earnings per share if the effect is anti-dilutive.

Segment reporting
(aa)	Segment reporting

The Group had one reportable operating segment, which was the design, development and manufacture of PV products for the years ended December 31, 2009 and 2010 because the Group’s chief operating decision maker regularly reviewed consolidated results of the whole group prepared under U.S. GAAP when making decisions about allocating resources and assessing performance of the Group. In June 2011, the Group sold a minority stake in the Group’s upstream polysilicon business. Since then, the chief operating decision maker reviews the operating results of the polysilicon business as well as the PV product business on a regular basis for purpose of resource allocation and assessment of performance. Accordingly, the two manufacturing entities engaged in its upstream polysilicon business are presented as a separate reportable segment. Please refer to Note 26 for the details of segment reporting.

Start-up costs
(ab)	Start-up costs

All costs in connection with start-up activities, including preproduction costs associated with new manufacturing facilities are expensed as incurred. Preproduction costs including the design, formulation and testing of new products or process alternatives are included in research and development expenses. Preproduction costs including facility and employee costs incurred in connection with new manufacturing plants are included in general and administrative expenses.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
Movement of Allowance for Doubtful Accounts

The following table presents the movement of the allowance for doubtful accounts:

	December 31, 2009	December 31, 2010	December 31, 2011
Beginning Balance	0	4,551	6,226
Additions	4,551	1,690	108,925
Reversal of allowance for doubtful accounts	0	(156)	(835)
Write-off of accounts receivable charged	0	0	0
Foreign currency exchange rate effect	0	141	2,972

Ending balance	4,551	6,226	117,288

Estimated Useful Lives of Property, Plant and Equipment

The estimated useful lives of the Group’s property, plant and equipment are as follows:

Buildings	30 years
Plant and machinery	10 and 15 years
Furniture, fixture and office equipment	5 years
Motor vehicles	6 years

Government Subsidy

The Group received government subsidies of US$103,572, US$45,775 and US$109,000 for the years ended December 31, 2009, 2010 and 2011, respectively, and recognized the subsidies as follows:

	December 31, 2009	December 31, 2010	December 31, 2011
Reduction to cost of goods sold	4,776	33,317	65,855
Reduction to selling and G&A expenses	0	323	235
Other income	26,927	5,625	33,698
Reduction to acquisition cost of the equipment	4,673	2,723	2,387
Deferred revenue	67,196	3,787	6,825

Total	103,572	45,775	109,000

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2011
Inventories

	December 31, 2010	December 31, 2011
Inventories consist of the following:

Raw materials	149,004	78,858
Work in progress	106,872	163,831
Supplies	129,951	99,018
Finished goods	101,809	313,240

	487,636	654,947

Inventories:
– Current	474,612	654,947
– Non-current	13,024	0

Raw materials, work in progress and supplies consigned to third parties	46,820	14,185

PREPAYMENTS TO SUPPLIERS, NET (Tables)	12 Months Ended
Dec. 31, 2011
Movement of Provision for Doubtful Recoveries of Prepayments

The following table presents the movement of the provision for doubtful recoveries of prepayments. The additions and reversals of provision for doubtful recoveries of prepayments are included general and administrative expenses in the Company’s consolidated statements of operations.

	December 31, 2009	December 31, 2010	December 31, 2011
Beginning balance	20,582	38,456	40,794
Additions	17,874	4,749	70,459
Reversals of provision for doubtful recoveries	0	(2,411)	(4,234)

Ending balance	38,456	40,794	107,019

OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
Other Current Assets

	December 31, 2010	December 31, 2011
Receivable from the Group’s executives and employees	46,262	46,361
VAT recoverable	70,010	136,303
Short-term investment	68,477	0
Tax recoverable	79	35,162
Others	52,345	77,179

	237,173	295,005

PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2011
Property Plant and Equipment

	December 31, 2010	December 31, 2011
Buildings	644,187	815,713
Plant and machinery	1,877,841	2,445,506
Furniture, fixtures and office equipment	21,293	31,358
Motor vehicles	6,616	8,066

	2,549,937	3,300,643
Less: accumulated depreciation	(280,166)	(523,539)
Construction in progress	723,442	1,095,257

	2,993,213	3,872,361

REDEEMABLE NONCONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2011
Change in Carrying Amount of Redeemable Non-controlling Interests

The change in the carrying amount of redeemable non-controlling interests is as follows:

December 31, 2011
Balance as of December 31, 2010	0

Recognition of redeemable non-controlling interests on June 3, 2011	170,716
Income attributable to the redeemable non-controlling interests	11,522
Foreign currency translation adjustment	2,866
Accretion to redemption value of redeemable non-controlling interests	34,590

Balance as of December 31, 2011	219,694

BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2011
Current Borrowings
(a)	Current

	December 31, 2010	December 31, 2011
Bank borrowings – secured	427,806	427,618
Bank borrowings – unsecured	767,813	1,260,765
Current installments of long-term bank borrowings (Note (b))	305,969	343,640

	1,501,588	2,032,023

Long-Term Borrowings
(b)	Long-term

	December 31, 2010	December 31, 2011
Secured loan from China Construction Bank	54,660	142,837
Secured loan from China Development Bank	150,498	205,380
Secured loan from Bank of China	60,398	31,742
Secured loan from Agricultural Bank of China	60,398	62,213
Secured loan from Bank of Communications	30,199	0
Secured loan from Import-Export Bank of China	12,080	50,786
Unsecured loan from China Merchant Bank	45,299	23,806
Unsecured loan from Rural Credit Cooperatives Bank	10,570	0
Unsecured loan from China Minsheng Banking Corp. Ltd.	0	7,935
Unsecured loan from Huarong International Trusts Co., Ltd.	75,498	79,354
Unsecured loan from China Construction Bank	87,578	0
Unsecured loan from Bank of China	30,199	31,741
Unsecured loan from China Development Bank	30,000	180,422
Unsecured loan from the committee of local development districts	28,609	158,707
Unsecured loan from Xinyu Chengdong Construction Investment Co., Ltd.	7,984	8,391
Unsecured loan from Huishang Bank	75,498	79,354
Unsecured loan from Shanghai Pudong Development Bank	150,996	158,707
Unsecured loan from Import-Export Bank of China	0	12,697

	910,464	1,234,072
Less: current installments	(305,969)	(343,640)

	604,495	890,432

Future Principal Repayments On Long-Term Bank Borrowing	Future principal repayments on the long-term bank borrowing are as follows:

2012	343,640
2013	641,240
2014	249,192

1,234,072

ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2011
Components of Accrued Expenses and Other Payables

Components of accrued expenses and other payables are as follows:

	December 31, 2010	December 31, 2011
Purchase of equipment	404,557	478,197
Withholding individual income tax payable (a)	46,262	47,652
Income tax payables	31,854	6,207
Accrued payroll and welfare	15,555	11,577
Other payable due to customers (Note 12)	206,217	89,491
Other accruals and payable	46,827	116,264

	751,272	749,388

(a)	Withholding individual income tax payable

CAPITAL LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2011
Equipment and Related Accumulated Amortization Cost

The gross amount of plant and equipment and related accumulated amortization recorded under capital leases are as follows:

	December 31, 2010	December 31, 2011
Plant and machinery	71,886	119,086
Less: accumulated amortization	(8,618)	(9,824)

	63,268	109,262
Construction-in-progress – equipment pending installation	38,588	24,053

	101,856	133,315

Future Minimum Lease Payments Under Capital Lease Obligations

Future minimum lease payments under capital lease obligations as of December 31, 2011 are as follows:

Year ending December 31:
2012	47,903
2013	29,292
2014	25,526
2015	12,487

Total minimum lease payments	115,208
Less: Amounts representing interest (at interest rate of 6.98%)	(12,106)

Present value of minimum payments	103,102
Current portion	(41,738)

Non-current portion	61,364

CONVERTIBLE SENIOR NOTES (Tables)	12 Months Ended
Dec. 31, 2011
Convertible Senior Notes

The 4.75% convertible senior notes consisted of the following as of December 31, 2010 and 2011:

	December 31, 2010	December 31, 2011
Equity component (1)	17,774	17,774

Liability component:
Principal	392,000	23,793
Less: debt discount, net (2)	(1,897)	(60)

Net carrying amount	390,103	23,733

– Current (3)	355,445	0
– Non-current (4)	34,658	23,733

(1)	Included in the consolidated balance sheets within additional paid-in capital.
(2)	Included in the consolidated balance sheets within convertible senior notes and is amortized over the remaining life of the 4.75% convertible senior notes.
(3)	Consisted of convertible senior notes that were repurchased by the Company in March and April 2011.
(4)	Consisted of convertible senior notes of which their holders either accepted the exchange offer in December 2010 or did not exercise the put option on April 15, 2011.

PRC NOTES (Tables)	12 Months Ended
Dec. 31, 2011
Convertible Senior Notes
Interest Expense Recognized

The following table set forth total interest expense recognized related to the 4.75% convertible senior notes during the years ended December 31, 2009, 2010 and 2011, respectively:

	December 31, 2009	December 31, 2010	December 31, 2011
Contractual interest incurred	19,000	18,925	6,551
Amortization of debt issuance costs	3,499	3,764	2,196
Amortization of debt discount	5,957	6,409	1,795

Total interest incurred	28,456	29,098	10,542

Effective interest rate of the liability component	7.64%	7.64%	10.37%

Senior Notes
Interest Expense Recognized

The following table set forth total interest expense recognized related to the Senior Notes during the year ended December 31, 2011:

December 31, 2011
Contractual interest incurred	20,893
Amortization of debt issuance costs	1,427
Amortization of debt discount	38

Total interest incurred	22,358

Effective interest rate of the Senior Notes	11.35%

Notes Payable
Interest Expense Recognized

The following table set forth total interest incurred recognized related to the Long-term PRC Notes during the year ended December 31, 2011:

Year ended December 31, 2011
Contractual interest incurred	324
Amortization of debt issuance costs	14

Total interest incurred	338

Effective interest rate of the Long-term PRC Notes	6.94%

RMB-DENOMINATED US$-SETTLED SENIOR NOTES (Tables)	12 Months Ended
Dec. 31, 2011
Senior Notes

The Senior Notes consisted of the following as of December 31, 2011:

December 31, 2011
Principal	258,948
Less: debt discount, net (1)	(121)

Net carrying amount	258,827

(1)	Included in the consolidated balance sheets within RMB-denominated US$-settled senior notes and is amortized over the remaining life of the Senior Notes.

INTEREST COSTS (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of Interest Costs Incurred

The following is a summary of the Group’s interest costs incurred during years ended December 31, 2009, 2010 and 2011:

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
Interest costs capitalized	48,169	31,321	33,141

Interest costs charged to income
– Interest on bank and other borrowings	35,494	67,803	157,908
– Interest on Convertible Senior Notes, RMB-denominated US$-settled Senior Notes and PRC Notes, and amortization of debt issuance costs and debt discount	14,574	19,278	31,326
– Interest on long-term payable due to Q-cells	0	7,931	704

Sub-total	50,068	95,012	189,938

Total interest costs	98,237	126,333	223,079

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Expense (Benefit) Attributable To Earnings (Loss) From Operations

The income tax expense (benefit) attributable to earnings (loss) from operations, which is substantially derived from PRC sources, consists of:

	Current	Deferred	Total
Year ended December 31, 2011
PRC	34,436	(26,476)	7,960
U.S. Federal	279	0	279
U.S. State and Local	48	0	48
Other jurisdictions	954	(5,100)	(4,146)

	35,717	(31,576)	4,141

Year ended December 31, 2010
PRC	34,948	27,264	62,212
U.S. Federal	18	0	18
U.S. State and Local	8	0	8
Other jurisdictions	(672)	4,644	3,972

	34,302	31,908	66,210

Year ended December 31, 2009
PRC	8,141	(34,500)	(26,359)
U.S. Federal	9	0	9
U.S. State and Local	4	0	4
Other jurisdictions	5,983	(549)	5,434

	14,137	(35,049)	(20,912)

(Loss) Earnings Before Income Taxes

(Loss) earnings before income taxes of the Group consist of the following:

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
PRC operations	(212,722)	413,120	(540,245)
U.S. operations	14	23	(1,318)
Other foreign operations	(42,200)	(50,466)	(63,250)

Total	(254,908)	362,677	(604,813)

Actual Income Tax Expense (Benefit)

The actual income tax (benefit) expense differed from the amounts computed by applying the PRC statutory income tax rate of 25% to (loss) earnings before income taxes as a result of the following:

	Year ended December 31, 2009		Year ended December 31, 2010		Year ended December 31, 2011
(Loss) earnings before income taxes	(254,908)		362,677		(604,813)

Computed income tax (benefit) expense	(63,727)	25%	90,669	25%	(151,203)	25%
Effect of tax rate differential	33,244	(13%)	7,736	2%	30,156	(5%)
Change in tax rate	0	0%	(743)	0%	1,687	0%
Non-deductible expenses
Share-based compensation	3,553	(2%)	2,762	1%	2,482	(1%)
Others	39	0%	77	0%	47	(0%)
50% additional deduction of R&D expense	(1,195)	0%	(660)	0%	(5,297)	1%
Change in valuation allowance	1,251	(0%)	4,621	1%	174,269	(29%)
Tax effect on transfer of equity interests within the Group	0	0%	5,103	1%	(44,332)	7%
Withholding tax on capital payment	5,950	(2%)	0	0%	0	0%
Withholding tax on undistributed earnings of PRC subsidiaries	0	0%	3,788	1%	(3,788)	1%
Tax holiday	0	0%	(44,561)	(12%)	0	0%
Others	(27)	0%	(2,582)	(1%)	120	0%

Actual income tax (benefit) expense	(20,912)	8%	66,210	18%	4,141	(1%)

Impact On Basic And Diluted Earnings ( Loss) Per Ordinary Share By Tax Holiday

Without the tax holiday, the Group’s income tax expense would have increased by US$44,561 for the year ended December 31, 2010, and the impact on basic and diluted (loss) earnings per ordinary share for such periods was as follows:

Year ended December 31, 2010
Impact on (loss) earnings per ordinary share:

– Basic	0.35

– Diluted	0.33

Deferred Income Tax Assets And Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and liabilities are presented below:

	December 31, 2010	December 31, 2011
Deferred income tax assets:
Inventories write-down	582	42,395
Impairment loss on equipment	418	309
Provision for accounts receivable, prepayments to suppliers and deposit for purchase of property, plant and equipment	7,232	37,493
Provision for loss on firm purchase commitment	173	5,213
Accruals	1,924	3,976
Capital lease obligation	1,785	1,430
Deferred revenue	18,222	18,720
Tax loss carry forwards	5,926	155,372
Government subsidy	7,012	5,609

Total gross deferred income tax assets	43,274	270,517
Less: valuation allowance	(5,872)	(196,994)

Deferred income tax assets , net of valuation allowance	37,402	73,523

Deferred income tax liabilities:
– Interest capitalized in relation to plant and equipment	(10,549)	(9,679)
– Property, plant and equipment	(185)	(7,523)
– Withholding tax on undistributed earnings of PRC subsidiaries	(3,788)	0
– Change in fair value of available-for-sale investment	0	(2,200)

Total gross deferred income tax liabilities	(14,522)	(19,402)

Net deferred income tax asset	22,880	54,121

Classification on consolidated balance sheets:

Deferred income tax assets:
– Current	15,914	30,931
– Non-current	21,303	39,376

Deferred income tax liability:
– Current	0	0
– Non-current	(14,337)	(16,186)

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
Capital Commitments

Capital commitments outstanding at December 31, 2010 and 2011 not provided for in the financial statements were as follows:

	December 31, 2010	December 31, 2011
Purchase of property, plant and equipment	857,275	443,001

Future Materials Purchase Commitments	Future materials purchase commitments are as follows:

Year ending December 31	USD ‘000
2012	9,594
2013	9,594
2014	9,594
2015	7,193
2016	7,193

Total	43,168

SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Assumption Of Options

	2009	2010	2011
Expected volatility	60.89%~62.31%	70.28%~88.64%	58.88%~ 63.96%
Expected dividends	0%	0%	0%
Expected term	9.42~9.50 years	5.91~8.56 years	5.51~ 6.95 years
Risk-free interest rate	2.22%~2.85%	2.44%~3.88%	3.02%~ 3.66%
Estimated fair value of underlying ordinary shares	US$5.84~US$9.80	US$5.50~US$9.54	US$3.79~US$7.84

Summary Of Options

A summary of options for the years ended December 31, 2009, 2010 and 2011 is presented below:

	Employees	Non- employees	Number of total share option	Weighted average exercise price per share		Weighted average remaining contractual term	Aggregate intrinsic value
For the year ended December 31, 2009

Outstanding as of December 31, 2008	6,268,499	130,000	6,398,499	US$	11.93

Granted during 2009	710,400	0	710,400	US$	11.20
Exercised	(41,247)	(100,000)	(141,247)	US$	5.56
Forfeited or cancelled	(604,796)	0	(604,796)	US$	26.94
Outstanding as of December 31, 2009	6,332,856	30,000	6,362,856	US$	10.57	2.0years	7,039

	Employees	Non- employees	Number of total share option	Weighted average exercise price per share		Weighted average remaining contractual term	Aggregate intrinsic value
For the year ended December 31, 2010

Outstanding as of December 31, 2009	6,332,856	30,000	6,362,856	US$	10.57

Granted during 2010	6,818,437	0	6,818,437	US$	7.12
Exercised	(1,532,712)	0	(1,532,712)	US$	4.55
Forfeited or cancelled	(503,463)	0	(503,463)	US$	21.29
Outstanding as of December 31, 2010	11,115,118	30,000	11,145,118	US$	8.80	6.43 years	29,992

	Employees	Non- employees	Number of total share option	Weighted average exercise price per share		Weighted average remaining contractual term	Aggregate intrinsic value
For the year ended December 31, 2011

Outstanding as of December 31, 2010	11,115,118	30,000	11,145,118	US$	8.8

Granted during 2011	665,700	0	665,700	US$	10.77
Exercised	(1,021,717)	(30,000)	(1,051,717)	US$	4.51
Forfeited or cancelled	(1,269,816)	0	(1,269,816)	US$	9.59
Outstanding as of December 31, 2011	9,489,285	0	9,489,285	US$	9.31	6.64 years	0

Vested or expected to vest as of December 31, 2011	9,484,343	0	9,484,343	US$	9.31	6.64 years	0

Exercisable as of December 31, 2011	3,629,779	0	3,629,779	US$	11.8	3.80 years	0

(LOSS) EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2011
Computation Of Basic And Diluted (Loss) Earnings Per Share

The computation of basic and diluted (loss) earnings per share is as follows:

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
Numerator used in basic (loss) earnings per share
Net (loss)/ income attributable to LDK Solar Co., Ltd. shareholders	(234,225)	290,797	(620,869)
Accretion to redemption value of redeemable non-controlling interests	0	0	(34,590)

– Net (loss) income available to LDK Solar Co., Ltd. shareholders	(234,225)	290,797	(655,459)

Plus interest expenses and amortization of convertible senior notes issuance costs and debt discount	0	19,278	0

Numerator used in diluted (loss) earnings per share	(234,225)	310,075	(655,459)

Shares (denominator):
Weighted average number of ordinary shares outstanding used in computing basic (loss) earnings per share	107,238,244	125,580,754	133,806,940

Plus incremental weighted average number of ordinary shares from assumed conversion of stock options using the treasury stock method	0	841,673	0
Plus incremental weighted average number of ordinary shares from assumed conversion of convertible senior notes using the as-if converted method	0	10,145,865	0

Weighted average number of ordinary shares outstanding used in computing diluted (loss) earnings per share	107,238,244	136,568,292	133,806,940

(Loss) earnings per share – basic	(2.18)	2.32	(4.90)

(Loss) earnings per share – diluted	(2.18)	2.27	(4.90)

SEGMENT REPORTING AND CONCENTRATION OF RISK (Tables)	12 Months Ended
Dec. 31, 2011
Revenues Generated From Each Segment

The following table summarizes the Company’s revenues generated from each segment:

	Year Ended December 31, 2009
	Polysilicon segment	Other PV products segment	Elimination	Total
Net sales	18,064	1,095,958	(15,984)	1,098,038
Depreciation	(2,111)	(60,447)	0	(62,558)
Inventory write-downs	0	(180,213)	0	(180,213)
Gross profit (loss)	3,169	(114,688)	(2,064)	(113,583)

	Year Ended December 31, 2010
	Polysilicon segment	Other PV products segment	Elimination	Total
Net sales	272,791	2,425,874	(189,318)	2,509,347
Depreciation	(67,733)	(82,598)	0	(150,331)
Inventory write-downs	0	(6,113)	0	(6,113)
Gross profit (loss)	60,707	536,850	(39,722)	557,835

	Year Ended December 31, 2011
	Polysilicon segment	Other PV products segment	Elimination	Total
Net sales	599,208	2,012,180	(453,575)	2,157,813
Depreciation	(99,423)	(112,099)	0	(211,522)
Inventory write-downs	(743)	(304,432)	0	(305,175)
Gross profit (loss)	208,972	(81,179)	(167,454)	(39,661)

Net Revenues, Based On Geographic Location Of Customers

The following table summarizes the Group’s net revenues, based on the geographic location of the customers:

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
Mainland China	274,019	858,988	833,387
Europe excluding Germany	57,944	380,339	437,616
Asia Pacific excluding mainland China and Taiwan	198,484	306,072	320,285
Taiwan	354,126	260,100	251,040
Germany	165,891	512,464	181,915
North America	47,574	191,384	133,570

Total net revenue	1,098,038	2,509,347	2,157,813

Cash And Cash Equivalents And Pledged Bank Deposits Held

As of December 31, 2011, cash and cash equivalents and pledged bank deposits held in mainland China, Hong Kong, European and USA financial institutions amounted to US$840,771 in total and were denominated in the following currencies:

	US$	EUR€	RMB	HKD
	(000’s)	(000’s)	(000’s)	(000’s)
In mainland China	68,648	2,535	4,546,951	0
In Hong Kong	3,006	1,585	767	75
In USA	31,786	5	0	0
In European Union	0	7,892	0	0

Total in original currency	103,440	12,017	4,547,718	75

US$ equivalent	103,440	15,567	721,755	10

Amount Of Sales To Customers

The following represents the amount of sales to customers that directly or indirectly contributed, on an individual basis, 10% or more of revenue for the years ended December 31, 2009, 2010 and 2011:

	December 31, 2009	December 31, 2010	December 31, 2011
Customer A	137,393	109,597	97,576
Customer B	117,893	212,393	30,378

Accounts Receivable Balances Due

Accounts receivable balances due from the above customers are as follows:

	December 31, 2010	December 31, 2011
Customer A	56,185	6,037
Customer B	9,563	5,238

A significant portion of the Company’s outstanding accounts receivables is derived from sales to a limited number of customers. As of December 31, 2010 and 2011, in addition to the accounts receivable balances due from customers disclosed above, outstanding accounts receivables with individual customers in excess of 10% of total accounts receivables are as follows:

	December 31, 2010	December 31, 2011
Customer C	41,135	0

Outstanding Prepayments To Individual Suppliers

As of December 31, 2010 and 2011, outstanding prepayments to individual suppliers in excess of 10% of total prepayments to suppliers, net are as follows:

	December 31, 2010	December 31, 2011
Supplier A	0	4,746
Supplier B	18,126	4,233
Supplier C	0	3,589
Supplier D	60,826	25

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2011
Related Party Transactions And Amounts Outstanding With Related Parties

For the periods presented, in addition to the guarantees and security provided by related parties for the Group’s bank borrowings in Note (11), the principal related party transactions and amounts outstanding with the related parties are summarized as follows:

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
Sales of wafers under related parties arrangement (note a)	56,132	0	0
Purchases of modules production equipment from Best Solar (note b)	0	21,248	0
Purchases of inventories from Best Solar (note b)	78,079	80,869	0
Purchase of buildings, plant and land use rights from Best Solar (note b)	0	0	61,574
Sales of modules and cells to Best Solar (note b)	0	4,587	0
Sales of PV project to Best Solar (note b)	0	0	723
Purchases of low value consumables from a related party (note c)	509	1,993	573
Purchases of auxiliary from a related party (note d)	0	7,821	11,142
Purchases of crucibles from an associate (note e)	1,271	14,252	18,116
Sales of modules and other PV products to Geermu Hydropower (note f)	0	0	36,526

(a)	During the year ended December 31, 2009, JXLDK entered into three wafer sales contracts with Gintech and one wafer sales contract with Motech with contract values of US$52,350 and US$3,782, respectively (collectively referred as “Wafer Sales Contracts”). In addition, Gintech and Motech entered into agreements to sell corresponding quantities of cells (“Cell Sales Agreement”) to Best Solar. The Company respectively agreed with Gintech and Motech that these Wafer Sales Contracts will be void if Best Solar did not procure the cells from Gintech and Motech pursuant to the Cell Sales Agreement. During the year ended December 31, 2009, JXLDK recognized revenue of US$56,132 relating to these Wafer Sales Contracts when Gintech and Motech accepted delivery of wafers supplied by the Group and Best Solar accepted delivery of cells respectively supplied by Gintech and Motech.

(b)	On February 28, 2010, the Group purchased the crystalline module production equipment from Best Solar at a consideration of US$21,248, which approximates their fair value in the market and carrying value as recorded in the books of Best Solar.

The Group purchased the crystalline modules of US$78,079 and US$29,426 from Best Solar during the years ended December 31, 2009 and 2010 respectively. The Group also purchased raw materials and supplies relating to crystalline modules production of US$51,443 from Best Solar during the year ended December 31, 2010. Furthermore, the Group made prepayment of US$15,573 to Best Solar under a thin-film module purchase agreement during the year ended December 31, 2010 and made prepayments of US$37,615 to Best Solar for crystalline module purchases and processing during the year ended December 31, 2009.

The Group purchased buildings, plant and land use rights of US$61,574 for module production from Best Solar during the year ended December 31, 2011.

The Group sold crystalline modules and cells of US$4,587 to Best Solar during the year ended December 31, 2010.

The Group sold a PV project of US$723 to Best Solar during the year ended December 31, 2011.

The outstanding amounts due from Best Solar as of December 31, 2010 and 2011 were US$44,839 and US$1,665 respectively. The outstanding amounts due to Best Solar as of December 31, 2010 and 2011 were US$ nil respectively.

(c)	The Group purchased low value consumables from Jiangxi Liouxin Industry Co., Ltd., (“JXLXI”) which is a company controlled by Mr. Peng, amounting to US$509, US$1,993 and US$573 during the years ended December 31, 2009, 2010 and 2011 respectively. The outstanding amount due to JXLXI was US$949 and US$1,519 as of December 31, 2010 and 2011 respectively.

(d)	The Group purchased auxiliary materials of US$7,821 and US$11,142 from Saiwen Industry (Suzhou) Co., Ltd., (“SZSW”), a company controlled by Mr. Peng, during the years ended December 31, 2010 and 2011 respectively. The outstanding amounts due to SZSW was US$2,211 and US$8,340 as of December 31, 2010 and 2011 and due from SZSW was US$ nil and US$850 as of December 31, 2010 and 2011.

(e)	JXLDK purchased crucibles from Sinoma, which is an equity method investee of JXLDK, amounting to US$1,271, US$14,252 and US$18,116 during the years ended December 31, 2009, 2010 and 2011 respectively. The outstanding amount due to Sinoma was US$11,874 and US$9,460 as of December 31, 2010 and 2011.

(f)	The Group sold module and other PV products of US$36,526 to Geermu Hydropower, which is an equity method investee of LDK Solar Power Technology (Xinyu) Engineering Co., Ltd., during the year ended December 31, 2011. The outstanding amount due from Geermu Hydropower was US$38,805 as of December 31, 2011.

LDK SOLAR CO., LTD. (PARENT COMPANY) (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Balance Sheets

Condensed Balance Sheets

	December 31, 2010	December 31, 2011
Cash and cash equivalents	8,656	7,129
Due from other affiliates	0	25,775
Due from subsidiaries	31,885	85,400
Prepaid expense Other receivables	238 877	0 250
Investment in subsidiaries	1,629,564	1,599,919
Debt issuance costs	4,300	5,598

Total assets	1,675,520	1,724,071

Accrued expenses and other payables	7,648	13,685
Borrowings	0	29,800
RMB-denominated US$-settled senior notes, less debt discount	0	258,827
Due to subsidiaries	256,749	786,338
Deferred revenue	1,780	1,772
Convertible senior notes	390,103	23,733
Total equity	1,019,240	609,916

Total liabilities and equity	1,675,520	1,724,071

Condensed Statements Of Operations

Condensed Statements of operations

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
Revenue	0	0	4,534
General and administrative expenses	(7,229)	(7,769)	(13,667)
Legal settlement, net of insurance recoveries	(10,000)	0	0
Interest income	1	119	65
Interest expense, amortization of discount on exchangeable notes and amortization of convertible senior notes and RMB-denominated US$-settled senior notes issuance costs and debt discount	(14,574)	(19,278)	(30,508)
Foreign currency exchange loss, net	0	0	(10,871)
Others	(3)	55	4,836

(Loss) before income tax and equity in (loss) from subsidiaries	(31,805)	(26,873)	(45,611)
Equity in (loss) earnings from subsidiaries	(202,420)	318,986	(609,848)
Income tax expense	0	(1,316)	0

Net (loss) income available to ordinary shareholders	(234,225)	290,797	(655,459)

Condensed Statements Of Cash Flows

Condensed Statements of Cash Flows

	Year Ended December 31, 2009	Year Ended December 31, 2010	Year ended December 31, 2011
Cash flows from operating activities
Net (loss) income	(234,225)	290,797	(655,459)
Adjustments to reconcile net income to net cash used in operating activities:
Amortization of convertible senior notes issuance costs and debt discount	9,456	10,174	5,456
Equity in loss (earnings) from subsidiaries	202,420	(318,986)	609,848
Compensation revenue	0	0	(4,534)
Gains on repurchase of convertible senior notes and RMB-denominated US$-settled senior notes	0	0	(4,831)
Others	0	(193)	0
Changes in operating assets/liabilities:
Due from subsidiaries	(8,790)	97,008	(53,515)
Due from an affiliate	0	0	(25,775)
Due to subsidiaries	10,568	176,052	47,223
Other assets/liabilities	11,646	(10,162)	6,895

Net cash (used in) provided by operating activities	(8,925)	244,690	(74,692)

Cash flows from investing activities
Investment in subsidiaries	(131,462)	(262,253)	(377,015)

Net cash used in investing activities	(131,462)	(262,253)	(377,015)

Cash flows from financing activities
Proceeds from related party borrowings	29,050	20,173	447,286
Proceeds from bank borrowings	0	0	29,800
Proceeds from issuance of ordinary shares	111,800	18,029	167,329
Payment of expenses relating to issuance of ordinary shares and convertible senior notes and RMB-denominated US$-settled senior notes	0	(4,894)	(5,749)
Payment of repurchase of ordinary shares	0	0	(110,559)
Proceeds from issuance of RMB-denominated US$-settled senior notes	0	0	258,657
Proceeds from private placements of ordinary shares	0	0	25,790
Payment for repurchase of RMB-denominated US$-settled senior notes	0	0	(8,223)
Payment of convertible senior notes redemption	0	(7,719)	(364,765)

Net cash provided by financing activities	140,850	25,589	439,566

Effect of foreign currency exchange rate changes on cash and cash equivalents	0	0	10,614
Net (decrease) increase in cash and cash equivalents	463	8,026	(1,527)
Cash and cash equivalents at beginning of year	167	630	8,656

Cash and cash equivalents at end of year	630	8,656	7,129

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Assets And Liabilities Measured At Fair Value On Recurring Basis

The table below presents the assets and liabilities measured at fair value on a recurring basis as of December 31, 2011, segregated by the level in the fair value hierarchy within which those measurements fall.

	Carrying amount at December 31, 2011	Fair value at December 31, 2011	Fair value measurements using
			Level 1	Level 2	Level 3
Asset:
Available-for-sale equity security of JYT	10,265	10,265	0	10,265	0

Fair Value Measurements Of Assets And Liabilities That Are Measured On Nonrecurring Basis

The following table presents fair value measurements of assets and liabilities that are measured at fair value on a nonrecurring basis as of December 31, 2011:

Description	Year ended December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses)
Derivative liability of preferred share performance compensation	0	0	0	0	0

DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Location And Fair Value Amounts Of Derivative Instruments Reported In Consolidated Balance Sheets

The location and fair value amounts of derivative instruments reported in the consolidated balance sheets as of December 31, 2010 and 2011 are as follows:

	Asset derivatives				Liability derivatives
	December 31, 2010		December 31, 2011		December 31, 2010		December 31, 2011
	Balance sheet location	Fair value	Balance sheet location	Fair value	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives not designated as hedging instruments under ASC 815

– Foreign exchange forward contracts	Other current assets	735	0	0	0	0	0	0
– Non-deliverable foreign exchange forward contract	0	0	0	0	Other financial liabilities	(154)	0	0
– Derivative liability of preferred share performance compensation	0	0	0	0	0	0	0	0

Total derivatives		735		0		(154)		0

Effect Of Derivative Instruments On Consolidated Statements Of Operations

The effect of derivative instruments on the consolidated statements of operations for the years ended December 31, 2010 and 2011 are as follows:

		Amount of gain recognized in income on derivatives
Derivatives not designated as hedging instruments under ASC 815	Location of gain recognized in income on derivatives	Year ended December 31
		2010	2011
Foreign exchange forward contracts	Foreign currency exchange gain(loss), net	543	(581)
Derivative liability of preferred share performance compensation	0	0	0

Total		543	(581)

Principal Activities, Organization And Basis Of Presentation - Additional Information (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Minimum	Dec. 31, 2010 Minimum	Dec. 31, 2011 Maximum	Dec. 31, 2010 Maximum	Apr. 30, 2012 Financing	Apr. 30, 2012 Financing Minimum	Apr. 30, 2012 Financing Maximum	Dec. 31, 2011 Subsidiaries
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Working capital deficit	$ 2,099,400,000
Cash and cash equivalents	244,072,000	202,127,000	384,761,000	255,523,000
Percentage of short term bank borrowings												89.20%
Short-term borrowings and current installments of long-term borrowings	2,032,023,000	1,501,588,000										1,869,600,000
Short-term bank borrowings									924,300,000
Short-term bank borrowings interest rates					3.08%	0.28%	10.50%	6.12%		2.48%	9.50%
Long-term bank borrowings	1,234,072,000	910,464,000							45,300,000
Long-term bank borrowings interest rates										5.90%	7.05%
Repaid short-term borrowings and current installments of long-term borrowings									$ 937,000,000

Movement of Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	$ 6,226	$ 4,551	$ 0
Additions	108,925	1,690	4,551
Reversal of allowance for doubtful accounts	(835)	(156)	0
Write-off of accounts receivable charged	0	0	0
Foreign currency exchange rate effect	2,972	141	0
Ending balance	$ 117,288	$ 6,226	$ 4,551

Summary Of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies [Line Items]
Provision for firm purchase commitment	$ 27,637	$ 0	$ 1,120
Percentage of VAT on invoice amount	17.00%
Percentage of gross revenues accrued as a warranty liability	1.00%
Warranty expenses	6,340	6,344	752
Accrued warranty cost	14,978	7,096
Shipping cost	17,911	14,265	1,340
Advertising expense	5,273	3,186	1,804
Government subsidy	109,000	45,775	103,572
Amortization of deferred revenue	1,462	1,346	813
Contribution to employee benefit plan on standard salary base	29.00%
Employee benefits plan expense	13,379	6,541	4,097
Land Use Rights
Summary Of Significant Accounting Policies [Line Items]
Rights to use land period	49.5
Rights to use land period	50
Amortization of land use rights	$ 5,546	$ 3,869	$ 2,725
Wafers | Minimum
Summary Of Significant Accounting Policies [Line Items]
Product Warranty period	7 days
Wafers | Maximum
Summary Of Significant Accounting Policies [Line Items]
Product Warranty period	15 days
Modules | Maximum
Summary Of Significant Accounting Policies [Line Items]
Product Warranty period	25 years

Estimated Useful Lives Of Property, Plant And Equipment (Detail)	12 Months Ended
Dec. 31, 2011 Year
Buildings
Property, Plant and Equipment [Line Items]
Property plant and equipment useful Life	30
Plant and machinery
Property, Plant and Equipment [Line Items]
Property plant and equipment useful Life, minimum	10
Property plant and equipment useful Life, maximum	15
Furniture, fixture and office equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment useful Life	5
Motor vehicles
Property, Plant and Equipment [Line Items]
Property plant and equipment useful Life	6

Government Subsidy (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Government subsidy	$ 109,000	$ 45,775	$ 103,572
Costs of goods sold
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Government subsidy	65,855	33,317	4,776
Selling and G&A expenses
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Government subsidy	235	323	0
Other Income
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Government subsidy	33,698	5,625	26,927
Acquisition cost of equipment
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Government subsidy	2,387	2,723	4,673
Deferred income
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Government subsidy	$ 6,825	$ 3,787	$ 67,196

Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventories consist of the following:
Raw materials	$ 78,858	$ 149,004
Work in progress	163,831	106,872
Supplies	99,018	129,951
Finished goods	313,240	101,809
Inventory, Gross, Total	654,947	487,636
Inventories:
- Current	654,947	474,612
- Non-current	0	13,024
Raw materials, work in progress and supplies consigned to third parties	$ 14,185	$ 46,820

Inventories - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventory Disclosure [Line Items]
Write-downs of inventories	$ 305,175	$ 6,113	$ 180,213

Prepayments To Suppliers, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Non-cash reclassifications from prepayment to inventories	$ 328,827	$ 337,930	$ 579,233

Movement of Provision for Doubtful Recoveries of Prepayments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	$ 40,794	$ 38,456	$ 20,582
Additions	70,459	4,749	17,874
Reversals of provision for doubtful recoveries	(4,234)	(2,411)	0
Ending balance	$ 107,019	$ 40,794	$ 38,456

Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Assets, Current [Line Items]
Receivable from the Group's executives and employees	$ 46,361	$ 46,262
VAT recoverable	136,303	70,010
Short-term investment	0	68,477
Tax recoverable	35,162	79
Others	77,179	52,345
Other current assets	$ 295,005	$ 237,173

Other Current Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 JXLDK
Other Assets and Other Liabilities [Line Items]
Receivable from executives and employees	$ 46,361	$ 46,262
Short-term investments	$ 0	$ 68,477	$ 68,000
Financial instrument maturity period			30 days

Property Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 3,300,643	$ 2,549,937
Less: accumulated depreciation	(523,539)	(280,166)
Property, plant and equipment, net	3,872,361	2,993,213
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	815,713	644,187
Plant and machinery
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,445,506	1,877,841
Furniture, fixture and office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	31,358	21,293
Motor vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	8,066	6,616
Construction-in-progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 1,095,257	$ 723,442

Property, Plant And Equipment, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 221,119	$ 153,196	$ 66,785
Percentage of depreciation expense recorded in cost of goods sold	95.66%	98.13%	93.67%
Construction in progress	239,112	151,300
Impairment loss	$ 0	$ 0	$ 1,999

Partial Disposal And Repurchase Of Equity Interest In Subsidiary - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2009	Dec. 31, 2010 Ldkpv USD ($)	Nov. 30, 2009 Ldkpv USD ($)	Nov. 30, 2009 Ldkpv CNY	Mar. 31, 2011 Ldkpv USD ($)	Dec. 31, 2010 Ldkpv CNY
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest sold	15.00%		15.00%	15.00%
Cash proceeds from sale of equity interest			$ 219,651	1,500,000
Cost of disposal			3,237
Net proceeds from sale of equity interest			216,414
Income taxes paid			22,425
Noncontrolling interests recognized			36,972
Repurchase of equity interest		15.00%
Cash consideration to acquire equity interest		225,232				1,500,000
Noncontrolling interest		43,622
Payment in cash to acquire equity interest		$ 215,326			$ 9,906

Redeemable Noncontrolling Interests - Additional Information (Detail) (USD $)	12 Months Ended		12 Months Ended
	Dec. 31, 2011	Jun. 03, 2011 Series A Redeemable Convertible Preferred Stock	Dec. 31, 2011 LDKSCT	Dec. 31, 2011 LDKSCT Minimum	Dec. 31, 2011 JXLDK
Redeemable Noncontrolling Interest [Line Items]
Series A redeemable convertible preferred shares issued		240,000,000
Aggregate issuance price of series A redeemable convertible preferred stock that Strategic Investors have agreed to subscribe		$ 240,000,000
Percentage of preferred shares to the aggregate issued and outstanding share capital of LDK SCT			18.46%
Percentage of aggregate issued and outstanding share capital of LDK SCT remaining			81.54%
Initial conversion ratio			1
Qualified IPO completion date			Jun 3, 2013
Percentage of subscription price used to calculate redemption price			100.00%
Internal rate of return			23.00%
Annual dividend to strategic investors				15,000,000
Percentage of equity interests pledged to China Development Bank Capital Corporation Ltd					15.00%
Redeemable non-controlling interests	$ 170,716,000

Change in Carrying Amount of Redeemable Non-controlling Interests (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Redeemable Noncontrolling Interest [Line Items]
Balance as of December 31, 2010	$ 0
Recognition of redeemable non-controlling interests on June 3, 2011	170,716
Income attributable to the redeemable non-controlling interests	11,522	0	0
Foreign currency translation adjustment	2,866
Accretion to redemption value of redeemable non-controlling interests	34,590	0	0
Balance as of December 31, 2011	$ 219,694	$ 0

Investment In Associate And Jointly Controlled Entity - Additional Information (Detail)	Mar. 31, 2009 LQ Energy	Jan. 31, 2008 Sinoma	Sep. 30, 2011 Geermu Hydropower
Business Acquisition [Line Items]
Percentage of equity interest acquired		33.50%
Percentage of share capital	51.00%		20.00%

Other Non-Current Assets - Additional Information (Detail) (USD $) In Thousands, except Share data in Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Other Assets [Line Items]
Available-for-sale equity shares of JYT held by JXLDK	4
Equity shares in JYT as a percentage of JYT's total equity interests	1.00%
Equity shares restricted for sale period	36 months
Unrealized gain, net of tax effect	$ 6,653
Unrealized gain, tax effect	2,218
Available-for-sale Securities
Other Assets [Line Items]
Discount adjustment to reflect sale restriction	25.00%
Carrying amount
Other Assets [Line Items]
Available-for-sale equity security of JYT	10,265
Fair value
Other Assets [Line Items]
Available-for-sale equity security of JYT	$ 10,265

Current Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Bank borrowings - secured	$ 427,618	$ 427,806
Bank borrowings - unsecured	1,260,765	767,813
Current installments of long-term bank borrowings	343,640	305,969
Short-term borrowings and current installments of long-term borrowings	$ 2,032,023	$ 1,501,588

Borrowings - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Debt Disclosure [Line Items]
Short term borrowings weighted average interest rate	6.24%	4.27%
Minimum
Debt Disclosure [Line Items]
Short-term borrowings variable interest rates	3.08%	0.28%
Maximum
Debt Disclosure [Line Items]
Short-term borrowings variable interest rates	10.50%	6.12%
Revolving Credit Facility
Debt Disclosure [Line Items]
Revolving credit facilities	4,153,881	2,912,011
Unused credit	1,650,126	1,150,268
Long-term Debt
Debt Disclosure [Line Items]
Average effective interest rates	6.53%	6.03%
Agricultural Bank Of China
Debt Disclosure [Line Items]
Short term borrowings	98,997
Secured loan	62,213
Agricultural Bank Of China | Financial Guarantee
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	114,904
Agricultural Bank Of China | JXLDK | Inventories
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	247,522
Agricultural Bank Of China | Ldkpv | Plant and machinery
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	157,945
Agricultural Bank Of China | Ldkxyc | Plant and machinery
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	39,379
Agricultural Bank Of China | Ldkxyc | Land Use Rights
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	28,059
Agricultural Bank Of China | Ldk Solar Hi Tech Hefei Co Ltd
Debt Disclosure [Line Items]
Short term borrowings	2,185
Debt to asset ratio	80.20%
Agricultural Bank Of China | Ldk Solar Hi Tech Hefei Co Ltd | Covenant Requirement
Debt Disclosure [Line Items]
Debt to asset ratio	75.00%
Other Secured Financings
Debt Disclosure [Line Items]
Secured loan	287,908
Secured short term borrowings	328,621
Other Secured Financings | Financial Guarantee
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	141,897
Other Secured Financings | Plant and machinery
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	106,592
Other Secured Financings | Restricted Deposits
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	201,021
Other Secured Financings | Bills receivable
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	50,431
Other Secured Financings | Long-term Debt | Land Use Rights
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	63,091
Other Secured Financings | Long-term Debt | Building and Plant
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	28,356
Other Secured Financings | Long-term Debt | Machinery
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	402,072
Bank Of Communications | Ldk Solar Hi Tech Hefei Co Ltd
Debt Disclosure [Line Items]
Short term borrowings	15,871
Debt to asset ratio	80.20%
Net profit to revenue ratio	(10.20%)
Bank Of Communications | Ldk Solar Hi Tech Hefei Co Ltd | Covenant Requirement
Debt Disclosure [Line Items]
Debt to asset ratio	80.00%
Net profit to revenue ratio	2.00%
China Development Bank Corporation | JXLDK
Debt Disclosure [Line Items]
Short term borrowings	25,000
Debt to asset ratio	80.00%
Current ratio	0.83
China Development Bank Corporation | JXLDK | Covenant Requirement
Debt Disclosure [Line Items]
Debt to asset ratio	75.00%
Current ratio	0.7
China Construction Bank | JXLDK
Debt Disclosure [Line Items]
Short term borrowings	142,837
Debt to asset ratio	80.00%
Current ratio	0.83
China Construction Bank | JXLDK | Covenant Requirement
Debt Disclosure [Line Items]
Debt to asset ratio	75.00%
Current ratio	0.9

Long-Term Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Borrowings	$ 1,234,072	$ 910,464
Less: current installments	(343,640)	(305,969)
Long-term borrowings	890,432	604,495
China Construction Bank
Debt Instrument [Line Items]
Secured loan	142,837	54,660
Unsecured loan	0	87,578
China Development Bank Corporation
Debt Instrument [Line Items]
Secured loan	205,380	150,498
Unsecured loan	180,422	30,000
Bank Of China
Debt Instrument [Line Items]
Secured loan	31,742	60,398
Unsecured loan	31,741	30,199
Agricultural Bank Of China
Debt Instrument [Line Items]
Secured loan	62,213	60,398
Bank Of Communications
Debt Instrument [Line Items]
Secured loan	0	30,199
Import Export Bank Of China
Debt Instrument [Line Items]
Secured loan	50,786	12,080
Unsecured loan	12,697	0
China Merchant Bank
Debt Instrument [Line Items]
Unsecured loan	23,806	45,299
Rural Credit Cooperatives Bank
Debt Instrument [Line Items]
Unsecured loan	0	10,570
China Minsheng Banking Corporation
Debt Instrument [Line Items]
Unsecured loan	7,935	0
Huarong International Trusts
Debt Instrument [Line Items]
Unsecured loan	79,354	75,498
Local Development Districts
Debt Instrument [Line Items]
Unsecured loan	158,707	28,609
Xinyu Chengdong Construction Investment
Debt Instrument [Line Items]
Unsecured loan	8,391	7,984
Huishang Bank
Debt Instrument [Line Items]
Unsecured loan	79,354	75,498
Shanghai Pudong Development Bank
Debt Instrument [Line Items]
Unsecured loan	$ 158,707	$ 150,996

Future Principal Repayments On Long-Term Bank Borrowing (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long Term Debt Maturities Repayments Of Principal [Line Items]
2012	$ 343,640
2013	641,240
2014	249,192
Borrowings	$ 1,234,072	$ 910,464

Advance Payments From Customers - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2010 Q Cells	Dec. 31, 2011 Q Cells	Dec. 31, 2010 Q Cells	Dec. 04, 2009 Q Cells	Sep. 09, 2010 Q Cells After Amendment	Dec. 31, 2011 Other Customers	Dec. 31, 2010 Other Customers
Payables To Customers [Line Items]
Amount to be paid due to dispute under the wafer supply agreement	$ 89,491	$ 206,217				$ 244,085	$ 224,940
Repayment of advance received under the wafer supply agreement			112,470
Payables due to resolve dispute over solar wafer supply					112,470			16,577	52,169
Settlement agreement secured by prepayments				60,000
Settlement agreement secured by sales receivables					$ 52,470

Components Of Accrued Expenses And Other Payables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Schedule of Accrued Liabilities [Line Items]
Purchase of equipment	$ 478,197		$ 404,557
Withholding individual income tax payable	47,652	[1]	46,262	[1]
Income tax payables	6,207		31,854
Accrued payroll and welfare	11,577		15,555
Other payable due to customers (Note 12)	89,491		206,217
Other accruals and payable	116,264		46,827
Accrued expenses and other payables	$ 749,388		$ 751,272

[1]	Withholding individual income tax payable

Accrued Expenses And Other Payables - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Accounts Payable and Accrued Liabilities [Line Items]
Withholding individual income tax payable	$ 47,652	[1]	$ 46,262	[1]

[1]	Withholding individual income tax payable

Capital Lease Obligations - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Sale Leaseback Transaction [Line Items]
Leased assets, carrying amount	$ 113,621		$ 43,973
Leased assets, cash consideration	95,526	0	43,935
Loss recognized in connection with sale-leaseback transaction	$ (18,095)		$ (38)
Purchaser-lessor lease payments period	3 years
Minimum
Sale Leaseback Transaction [Line Items]
Purchaser-lessor lease payments period	2 years
Maximum
Sale Leaseback Transaction [Line Items]
Purchaser-lessor lease payments period	4 years

Equipment And Related Accumulated Amortization Cost (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Capital Leased Assets [Line Items]
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 133,315	$ 101,856
Plant and machinery
Capital Leased Assets [Line Items]
Plant and machinery	119,086	71,886
Less: accumulated amortization	(9,824)	(8,618)
Capital Leases, Balance Sheet, Assets by Major Class, Net	109,262	63,268
Construction-in-progress
Capital Leased Assets [Line Items]
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 24,053	$ 38,588

Future Minimum Lease Payments Under Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Capital Leased Assets [Line Items]
Year ending December 31, 2012	$ 47,903
Year ending December 31, 2013	29,292
Year ending December 31, 2014	25,526
Year ending December 31, 2015	12,487
Total minimum lease payments	115,208
Less: Amounts representing interest (at interest rate of 6.98%)	(12,106)
Present value of minimum payments	103,102
Current portion	(41,738)	(36,339)
Non-current portion	$ 61,364	$ 15,938

Future Minimum Lease Payments Under Capital Lease Obligations (Parenthetical) (Detail)	Dec. 31, 2011
Capital Leased Assets [Line Items]
Capital Lease, interest rate	6.98%

Convertible Senior Notes - Additional Information (Detail) (USD $)	1 Months Ended					12 Months Ended
	Sep. 30, 2011	May 31, 2011	Apr. 15, 2011	Mar. 31, 2011	Apr. 15, 2008	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Principal amount of certain Existing Notes exchanged with the New Notes							$ 31,900,000
Convertible Senior Notes
Debt Instrument [Line Items]
Aggregate principal amount of Convertible Senior Notes					400,000,000
Convertible Senior Notes, interest rate					4.75%
Net proceeds from offering of Convertible Senior Notes					388,743,000
Convertible Senior Notes, maturity date					Apr 15, 2013
Convertible Senior Notes, conversion rate (ADSs per US$1000 principal amount of Convertible Senior Notes)					25.4534
Convertible Senior Notes, conversion price per ADS					$ 39.29
Repurchase of Senior Convertible Notes (in integral multiples of US$1000) in whole or in part for cash in fundamental change, percentage of principal			100.00%		100.00%
Number of consecutive trading days used in conversion analysis					30 days
Repurchased aggregate principle amount of Convertible Senior Notes	10,832,000	200,000	351,775,000	5,400,000			8,000,000
Cash consideration for repurchase of Convertible Senior Notes	7,393,000	200,000		5,397,000			7,719,000
Debt issuance costs and debt discount, amount of written off	850,000			7,000			88,000
Gain on repurchase of Convertible Senior Notes	2,585,000	2,585,000		2,585,000			193,000
Remaining lives of convertible senior note						1 year 106 days
Convertible Senior Notes | Semi Annual Payment, First Payment
Debt Instrument [Line Items]
Convertible Senior Notes, interest payment period					--04-15
Convertible Senior Notes | Semi Annual Payment, Second Payment
Debt Instrument [Line Items]
Convertible Senior Notes, interest payment period					--10-15
Convertible Senior Notes | For 90-day period beginning on (and including) date of registration default events
Debt Instrument [Line Items]
Additional interest rate pertaining registration default					0.25%
Convertible Senior Notes | Thereafter until the cessation of the registration default events
Debt Instrument [Line Items]
Additional interest rate pertaining registration default					0.50%
Convertible Senior Notes | Maximum
Debt Instrument [Line Items]
Convertible Senior Notes, conversion rate (ADSs per US$1000 principal amount of Convertible Senior Notes)					31.8167
Maximum amount of additional interest expense pertaining registration default					$ 9,000,000
Convertible Senior Notes | Minimum
Debt Instrument [Line Items]
Number of trading days in a period of 30 consecutive trading days that will cause the Convertible Senior Notes to be redeemed					20 days
Percentage of redemption price to conversion price					130.00%

Convertible Senior Notes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Debt Instrument [Line Items]
-Current	$ 0	[1]	$ 355,445	[1]
-Non-current	23,733	[2]	34,658	[2]
Convertible Senior Notes
Debt Instrument [Line Items]
Equity component	17,774	[3]	17,774	[3]
Principal	23,793		392,000
Less: debt discount, net	(60)	[4]	(1,897)	[4]
Net carrying amount	$ 23,733		$ 390,103

[1]	Consisted of convertible senior notes that were repurchased by the Company in March and April 2011.
[2]	Consisted of convertible senior notes of which their holders either accepted the exchange offer in December 2010 or did not exercise the put option on April 15, 2011.
[3]	Included in the consolidated balance sheets within additional paid-in capital.
[4]	Included in the consolidated balance sheets within convertible senior notes and is amortized over the remaining life of the 4.75% convertible senior notes.

Convertible Senior Notes (Parenthetical) (Detail) (Convertible Senior Notes)	Dec. 31, 2011	Dec. 31, 2010
Convertible Senior Notes
Debt Instrument [Line Items]
Debt instrument, interest rate	4.75%	4.75%

Interest Expense Recognized Related To Convertible Senior Notes (Detail) (Convertible Senior Notes, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Convertible Senior Notes
Debt Instrument [Line Items]
Contractual interest incurred	$ 6,551	$ 18,925	$ 19,000
Amortization of debt issuance costs	2,196	3,764	3,499
Amortization of debt discount	1,795	6,409	5,957
Total interest incurred	$ 10,542	$ 29,098	$ 28,456
Effective interest rate	10.37%	7.64%	7.64%

RMB DENOMINATED US$-SETTLED SENIOR NOTES - Additional Information (Detail) (Senior Notes) In Thousands, unless otherwise specified	0 Months Ended		1 Months Ended		12 Months Ended
	Sep. 02, 2011 USD ($)	Sep. 02, 2011 CNY	Apr. 11, 2011 CNY	Feb. 18, 2011 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Semi Annual Payment, First Payment	Dec. 31, 2011 Semi Annual Payment, Second Payment
Debt Instrument [Line Items]
Aggregate principal amount of senior notes sold			500,000	1,200,000
Interest rate on senior notes					10.00%
Debt instrument, maturity date					Feb 28, 2014
Offering expenses					5,749
Proceeds from issuance of senior notes, net of offering expense					252,908
Senior notes, payment date						--02-28	--08-28
Repurchase of senior notes	10,709	68,400
Repurchase of senior notes, cash consideration	8,223
Debt issuance costs and debt discount	240
Gain on repurchase of senior notes	$ 2,246

Senior Notes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Debt Instrument [Line Items]
Net carrying amount	$ 258,827		$ 0
Senior Notes
Debt Instrument [Line Items]
Principal	258,948
Less: debt discount, net	$ (121)	[1]

[1]	Included in the consolidated balance sheets within RMB-denominated US$-settled senior notes and is amortized over the remaining life of the Senior Notes.

Interest Expense Recognized Related To Senior Notes (Detail) (Senior Notes, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Senior Notes
Debt Instrument [Line Items]
Contractual interest incurred	$ 20,893
Amortization of debt issuance costs	1,427
Amortization of debt discount	38
Total interest incurred	$ 22,358
Effective interest rate of the Senior Notes	11.35%

PRC Notes - Additional Information (Detail) In Thousands, unless otherwise specified	1 Months Ended						1 Months Ended
	Dec. 08, 2011 USD ($)	Dec. 08, 2011 CNY	Oct. 19, 2011 USD ($)	Oct. 19, 2011 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Oct. 19, 2011 Short-term Debt	Dec. 08, 2011 Long-term Debt
Debt Disclosure [Line Items]
Short-term PRC Notes				400,000
Net proceeds from the offering of Short-term PRC Notes			63,201	398,222
Interest rate for Short-term PRC Notes			7.59%	7.59%
Maturity date							Oct 21, 2012	Dec 8, 2014
Long-term PRC Notes		500,000			79,354	0
Net proceeds from the offering of Long-term PRC Notes	$ 78,616	495,350
Interest rate for Long-term PRC Notes	6.80%	6.80%
Annual interest payable date								--12-08

Interest Incurred Recognized Related to Long-term PRC Notes (Detail) (Long-term Debt, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Long-term Debt
Debt Instrument [Line Items]
Contractual interest incurred	$ 324
Amortization of debt issuance costs	14
Total interest incurred	$ 338
Effective interest rate	6.94%

Summary Of Interest Costs Incurred (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Component of Other Expense, Nonoperating [Line Items]
Interest costs capitalized	$ 33,141	$ 31,321	$ 48,169
- Interest on bank and other borrowings	157,908	67,803	35,494
- Interest on Convertible Senior Notes, RMB-denominated US$-settled Senior Notes and PRC Notes, and amortization of debt issuance costs and debt discount	31,326	19,278	14,574
- Interest on long-term payable due to Q-cells	704	7,931	0
Sub-total	189,938	95,012	50,068
Total interest costs	$ 223,079	$ 126,333	$ 98,237

Prepaid Forward Contracts - Additional Information (Detail) (American Depositary Shares, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2008	Apr. 15, 2008	Apr. 09, 2008
American Depositary Shares
Derivative [Line Items]
Prepaid Forward Contracts value			$ 199,437
Prepaid Forward Contracts		199,437
Prepaid Forward Contracts, shares		6,345,450
Prepaid Forward Contracts, settlement date	May 30, 2013
Change in fair value of Prepaid Forward Contracts	$ 60,028

Income Taxes - Additional Information (Detail)	12 Months Ended								12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 2014 USD ($)	Dec. 31, 2011 2015 USD ($)	Dec. 31, 2011 2016 USD ($)	Dec. 31, 2011 Retained earnings USD ($)	Dec. 31, 2011 PRC Subsidiaries USD ($)	Dec. 31, 2011 PRC USD ($)	Dec. 31, 2010 PRC	Dec. 31, 2009 PRC	Dec. 31, 2008 PRC	Dec. 31, 2011 PRC Minimum USD ($)	Dec. 31, 2011 PRC Minimum CNY	Dec. 31, 2011 PRC Maximum	Dec. 31, 2011 PRC Ldkpv	Dec. 31, 2011 PRC Ldkpv 2012	Dec. 31, 2011 PRC Ldkpv 2013	Dec. 31, 2011 PRC Ldkpv 2014	Dec. 31, 2011 PRC Ldkpv 2015	Dec. 31, 2011 PRC Ldkpv 2016	Dec. 31, 2011 PRC JXLDK	Dec. 31, 2010 PRC JXLDK	Dec. 31, 2009 PRC JXLDK	Dec. 31, 2008 PRC JXLDK	Dec. 31, 2006 PRC JXLDK	Dec. 31, 2011 PRC JXLDK 2012	Dec. 31, 2011 PRC JXLDK 2013	Dec. 31, 2011 PRC JXLDK 2014	Dec. 31, 2011 HONG KONG	Dec. 31, 2011 HONG KONG Minimum	Dec. 31, 2011 HONG KONG Maximum	Dec. 31, 2011 UNITED STATES	Dec. 31, 2011 LUXEMBOURG	Dec. 31, 2011 LUXEMBOURG LQ Energy	Dec. 31, 2011 ITALY	Dec. 31, 2011 Germany	Dec. 31, 2011 SPAIN	Dec. 31, 2011 SWITZERLAND
Income Taxes [Line Items]
Enterprise income tax rate										25.00%	25.00%	25.00%											12.50%	12.50%
Exemption from income tax period																										2 years
Tax rate reduction period subsequent to tax exemption																									3 years
Percentage of tax reduction																							50.00%	50.00%	50.00%
Preferential CIT rate																15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%			15.00%	15.00%	15.00%
Uniform corporate income tax rate	25.00%	25.00%	25.00%																			15.00%
Profit tax rate																														16.50%
US federal statutory tax rate																																	34.00%
State of California income tax rate	8.84%
Corporate income tax rate																																		28.59%		31.40%	15.00%	30.00%	21.17%
Withholding tax rate																																			26.38%
Effective income tax rate	(1.00%)	18.00%	8.00%																																		32.98%
Solidarity surcharge tax rate																																					5.50%
Trade income tax rate																																					17.15%
Increase in income tax expense, without tax holiday		$ 44,561,000
Increase in valuation allowance	191,122,000	4,621,000	1,251,000
Deferred tax assets, valuation allowance	196,994,000	5,872,000
Future taxable income									269,016,000
Tax losses carryforwards for certain PRC and overseas subsidiaries	640,295,000
Tax losses carryforwards of PRC subsidiaries that will expire	481,419,000			344,000	5,020,000	476,055,000
Tax losses carryforwards of HK subsidiaries that can be utilized indefinitely	104,114,000
Unrecognized deferred income tax liabilities							18,600,000	186,000,000
Withholding income tax rate for dividends distributed by the PRC subsidiaries									10.00%
Income tax examination, statute of limitations period, due to computational errors									3 years
Income tax examination, statute of limitations period, under special circumstance									5 years
Income tax examination, underpayment of tax liability, special circumstance													$ 15,000	100,000
Income tax examination, statute of limitations period, transfer pricing adjustment									10 years
Tax year open to examination													2005	2005	2011																2006	2011

Income Tax Expense (Benefit) Attributable To Earnings (Loss) From Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Current	$ 35,717	$ 34,302	$ 14,137
Deferred	(31,576)	31,908	(35,049)
Actual income tax (benefit) expense	4,141	66,210	(20,912)
PRC
Income Taxes [Line Items]
Current	34,436	34,948	8,141
Deferred	(26,476)	27,264	(34,500)
Actual income tax (benefit) expense	7,960	62,212	(26,359)
U.S. Federal
Income Taxes [Line Items]
Current	279	18	9
Deferred	0	0	0
Actual income tax (benefit) expense	279	18	9
U.S. State and Local
Income Taxes [Line Items]
Current	48	8	4
Deferred	0	0	0
Actual income tax (benefit) expense	48	8	4
Other jurisdictions
Income Taxes [Line Items]
Current	954	(672)	5,983
Deferred	(5,100)	4,644	(549)
Actual income tax (benefit) expense	$ (4,146)	$ 3,972	$ 5,434

(Loss) Earnings Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
(Loss) earnings before income taxes	$ (604,813)	$ 362,677	$ (254,908)
PRC
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
(Loss) earnings before income taxes	(540,245)	413,120	(212,722)
UNITED STATES
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
(Loss) earnings before income taxes	(1,318)	23	14
Other foreign operations
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
(Loss) earnings before income taxes	$ (63,250)	$ (50,466)	$ (42,200)

Actual Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Statutory Federal Tax Rate [Line Items]
(Loss) earnings before income taxes	$ (604,813)	$ 362,677	$ (254,908)
Computed income tax (benefit) expense	(151,203)	90,669	(63,727)
Effect of tax rate differential	30,156	7,736	33,244
Change in tax rate	1,687	(743)	0
Non-deductible expenses
Share-based compensation	2,482	2,762	3,553
Others	47	77	39
50% additional deduction of R&D expense	(5,297)	(660)	(1,195)
Change in valuation allowance	174,269	4,621	1,251
Tax effect on transfer of equity interests within the Group	(44,332)	5,103	0
Withholding tax on capital payment	0	0	5,950
Withholding tax on undistributed earnings of PRC subsidiaries	(3,788)	3,788	0
Tax holiday	0	(44,561)	0
Others	120	(2,582)	(27)
Actual income tax (benefit) expense	$ 4,141	$ 66,210	$ (20,912)
Computed income tax (benefit) expense	25.00%	25.00%	25.00%
Effect of tax rate differential	(5.00%)	2.00%	(13.00%)
Change in tax rate	0.00%	0.00%	0.00%
Non-deductible expenses
Share-based compensation	(1.00%)	1.00%	(2.00%)
Others	0.00%	0.00%	0.00%
50% additional deduction of R&D expense	1.00%	0.00%	0.00%
Change in valuation allowance	(29.00%)	1.00%	0.00%
Tax effect on transfer of equity interests within the Group	7.00%	1.00%	0.00%
Withholding tax on capital payment	0.00%	0.00%	(2.00%)
Withholding tax on undistributed earnings of PRC subsidiaries	1.00%	1.00%	0.00%
Tax holiday	0.00%	(12.00%)	0.00%
Others	0.00%	(1.00%)	0.00%
Actual income tax (benefit) expense	(1.00%)	18.00%	8.00%

Actual Income Tax Expense (Benefit) (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Statutory Federal Tax Rate [Line Items]
Additional deduction of R&D expense, percentage	50.00%	50.00%	50.00%

Impact On Basic And Diluted Earnings ( Loss) Per Ordinary Share By Tax Holiday (Detail) (USD $)	12 Months Ended
Dec. 31, 2010
Basic
Income Tax Holiday [Line Items]
Impact on (loss) earnings per ordinary share	$ 0.35
Diluted
Income Tax Holiday [Line Items]
Impact on (loss) earnings per ordinary share	$ 0.33

Deferred Income Tax Assets And Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred income tax assets:
Inventories write-down	$ 42,395	$ 582
Impairment loss on equipment	309	418
Provision for accounts receivable, prepayments to suppliers and deposit for purchase of property, plant and equipment	37,493	7,232
Provision for loss on firm purchase commitment	5,213	173
Accruals	3,976	1,924
Capital lease obligation	1,430	1,785
Deferred revenue	18,720	18,222
Tax loss carry forwards	155,372	5,926
Government subsidy	5,609	7,012
Total gross deferred income tax assets	270,517	43,274
Less: valuation allowance	(196,994)	(5,872)
Deferred income tax assets , net of valuation allowance	73,523	37,402
Deferred income tax liabilities:
- Interest capitalized in relation to plant and equipment	(9,679)	(10,549)
- Property, plant and equipment	(7,523)	(185)
- Withholding tax on undistributed earnings of PRC subsidiaries	0	(3,788)
- Change in fair value of available-for-sale investment	(2,200)	0
Total gross deferred income tax liabilities	(19,402)	(14,522)
Net deferred income tax asset	54,121	22,880
Deferred income tax assets:
- Current	30,931	15,914
- Non-current	39,376	21,303
Deferred income tax liability:
- Current	0	0
- Non-current	$ (16,186)	$ (14,337)

Capital Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Loss Contingencies [Line Items]
Purchase of property, plant and equipment	$ 443,001	$ 857,275

Commitments And Contingencies (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Long-term Purchase Commitment [Line Items]
Purchase commitment	$ 43,168

Future Materials Purchase Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Long-term Purchase Commitment [Line Items]
2012	$ 9,594
2013	9,594
2014	9,594
2015	7,193
2016	7,193
Total	$ 43,168

Ordinary Shares - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended							12 Months Ended					1 Months Ended							12 Months Ended				1 Months Ended					12 Months Ended
	Sep. 19, 2011	Feb. 28, 2011	Jan. 31, 2010	Sep. 30, 2008	Aug. 31, 2007	Jun. 30, 2007	Jul. 18, 2006	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2006	Sep. 19, 2011 Common Stock	Feb. 28, 2011 Common Stock	Nov. 30, 2010 Common Stock	Jan. 31, 2010 Common Stock	Sep. 30, 2008 Common Stock	Jun. 30, 2008 Common Stock	Jun. 30, 2007 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2009 Common Stock	Dec. 31, 2006 Common Stock	Sep. 19, 2011 American Depositary Shares	Feb. 28, 2011 American Depositary Shares	Jan. 31, 2010 American Depositary Shares	Sep. 30, 2008 American Depositary Shares	Jun. 30, 2007 American Depositary Shares	Dec. 31, 2011 American Depositary Shares	Dec. 31, 2009 American Depositary Shares
Stockholders Equity Note [Line Items]
Issuance of new shares													4,374,315	13,800,000	1,500,000	1,645,900	4,800,000	750,000	14,007,700	13,800,000	1,645,900	16,520,000	75,000,000	4,374,315	13,800,000	1,645,900	4,800,000	14,007,700		16,520,000
Ordinary shares, par value								$ 0.1	$ 0.1			$ 0.1
Issuance of new shares, share split							10
Conversion of all issued and outstanding Series A, B and C redeemable convertible preferred shares to ordinary shares						15,580,000
Vested share options exercised					1,457,000			1,051,717	1,532,712	141,247	2,265,696									1,051,717	1,532,712	141,247
Issuance of shares upon exercise of share options					1,457,000			1,051,717	1,532,712	141,247	2,265,696
Issuance of new shares, price per ADS	$ 5.8958	$ 12.4	$ 7	$ 41.75						$ 7
Issuance of new shares amount, net	$ 25,790	$ 162,584	$ 11,061	$ 190,892				$ 162,584	$ 11,061	$ 109,225										$ 1,380	$ 165	$ 1,652
Issuance of new shares, related expenses		8,536	461	9,508				8,536	461	6,415
Ordinary shares held by the service company								1,393,362	249,406	390,653
Share repurchased																				18,657,487									18,657,487
Share repurchased amount								$ 110,559												$ 1,865

Statutory Reserve - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stockholders Equity Note [Line Items]
Minimum required after tax profit percentage allocation to general reserve fund	10.00%
Maximum requirement of subsidiaries' after tax profits to be allocated to general reserve fund as percentage of subsidiaries registered capital	50.00%
Statutory reserve	$ 0	$ 0
Statutory Reserve
Stockholders Equity Note [Line Items]
Statutory reserve	$ 17,505	$ 28,599

Share Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options granted during period	$ 7.07	$ 5.76	$ 8.19
Non-cash share-based compensation expense	$ 9,927	$ 11,044	$ 14,212
Total intrinsic value of options exercised during period	4,160	4,719	711
Unvested share options held by employees			448,000	60,000
Incremental value related to modification in plan			2,559	304
Non-vested share recognition period	3.31	4.1
Unrecognized compensation cost related to non vested share options	29,558	37,834
Cash received from the exercise of options under the share option plans	4,745	6,968
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested share recognition period			3	3
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested share recognition period			5	5
Costs of goods sold
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-cash share-based compensation expense	1,881	2,783	3,381
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-cash share-based compensation expense	7,260	7,717	10,478
Selling expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-cash share-based compensation expense	126	57	32
Research and development costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-cash share-based compensation expense	$ 660	$ 487	$ 321
Stock Incentive Plan 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted under stock option plan		13,351,880
Stock Incentive Plan 2006 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted term	3 years
Share options granted vesting period	3 years
Stock Incentive Plan 2006 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted term	5 years
Share options granted vesting period	5 years

Fair Value Assumption Of Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009 Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	58.88%	70.28%	60.89%
Expected volatility, maximum	63.96%	88.64%	62.31%
Expected dividends	0.00%	0.00%	0.00%
Expected term, minimum	5.51	5.91	9.42
Expected term, maximum	6.95	8.56	9.5
Risk-free interest rate, minimum	3.02%	2.44%	2.22%
Risk-free interest rate, maximum	3.66%	3.88%	2.85%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated fair value of underlying ordinary shares	3.79	5.5	5.84
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated fair value of underlying ordinary shares	7.84	9.54	9.8

Summary Of Options (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 31, 2007	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009 Year	Dec. 31, 2008
Options Outstanding
Beginning balance		11,145,118	6,362,856	6,398,499
Granted		665,700	6,818,437	710,400
Exercised	(1,457,000)	(1,051,717)	(1,532,712)	(141,247)	(2,265,696)
Forfeited or cancelled		(1,269,816)	(503,463)	(604,796)
Ending balance		9,489,285	11,145,118	6,362,856	6,398,499
Vested or expected to vest as of December 31, 2011		9,484,343
Exercisable as of December 31, 2011		3,629,779
Weighted average exercise price per share
Beginning balance		$ 8.8	$ 10.57	$ 11.93
Granted		$ 10.77	$ 7.12	$ 11.2
Exercised		$ 4.51	$ 4.55	$ 5.56
Forfeited or cancelled		$ 9.59	$ 21.29	$ 26.94
Ending balance		$ 9.31	$ 8.8	$ 10.57	$ 11.93
Vested or expected to vest as of December 31, 2011		$ 9.31
Exercisable as of December 31, 2011		$ 11.8
Weighted average remaining contractual term
Outstanding		6.64	6.43	2
Vested or expected to vest as of December 31, 2011		6.64
Exercisable as of December 31, 2011		3.8
Aggregate intrinsic value
Outstanding		$ 0	$ 29,992	$ 7,039
Vested or expected to vest as of December 31, 2011		0
Exercisable as of December 31, 2011		$ 0
Employees
Options Outstanding
Beginning balance		11,115,118	6,332,856	6,268,499
Granted		665,700	6,818,437	710,400
Exercised		(1,021,717)	(1,532,712)	(41,247)
Forfeited or cancelled		(1,269,816)	(503,463)	(604,796)
Ending balance		9,489,285	11,115,118	6,332,856
Vested or expected to vest as of December 31, 2011		9,484,343
Exercisable as of December 31, 2011		3,629,779
Non-employees
Options Outstanding
Beginning balance		30,000	30,000	130,000
Granted		0	0	0
Exercised		(30,000)	0	(100,000)
Forfeited or cancelled		0	0	0
Ending balance		0	30,000	30,000
Vested or expected to vest as of December 31, 2011		0
Exercisable as of December 31, 2011		0

Computation Of Basic And Diluted (Loss) Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator used in basic (loss) earnings per share
Net (loss)/ income attributable to LDK Solar Co., Ltd. shareholders	$ (620,869)	$ 290,797	$ (234,225)
Accretion to redemption value of redeemable non-controlling interests	(34,590)	0	0
- Net (loss) income available to LDK Solar Co., Ltd. shareholders	(655,459)	290,797	(234,225)
Plus interest expenses and amortization of convertible senior notes issuance costs and debt discount	0	19,278	0
Numerator used in diluted (loss) earnings per share	$ (655,459)	$ 310,075	$ (234,225)
Shares (denominator):
Weighted average number of ordinary shares outstanding used in computing basic (loss) earnings per share	133,806,940	125,580,754	107,238,244
Plus incremental weighted average number of ordinary shares from assumed conversion of stock options using the treasury stock method	0	841,673	0
Plus incremental weighted average number of ordinary shares from assumed conversion of convertible senior notes using the as-if converted method	0	10,145,865	0
Weighted average number of ordinary shares outstanding used in computing diluted (loss) earnings per share	133,806,940	136,568,292	107,238,244
(Loss) earnings per share - basic	$ (4.9)	$ 2.32	$ (2.18)
(Loss) earnings per share - diluted	$ (4.9)	$ 2.27	$ (2.18)

(Loss) Earnings Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share Disclosure [Line Items]
Reduction for weighted average ordinary shares deemed to have been retired as a result of the Prepaid Forward Contracts	6,345,450	6,345,450	6,345,450
Weighted average number of ordinary shares from assumed conversion of convertible senior notes using the as-if converted method	0	10,145,865	0
Weighted average number of ordinary shares from assumed conversion of stock options using the treasury stock method	0	841,673	0
Convertible senior notes
Earnings Per Share Disclosure [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	3,398,960		10,181,360
Stock Options
Earnings Per Share Disclosure [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	275,365		1,234,030

Revenues Generated From Each Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Net sales	$ 2,157,813	$ 2,509,347	$ 1,098,038
Depreciation	(211,522)	(150,331)	(62,558)
Inventory write-downs	(305,175)	(6,113)	(180,213)
Gross profit (loss)	(39,661)	557,835	(113,583)
Polysilicon Segment
Segment Reporting Information [Line Items]
Net sales	599,208	272,791	18,064
Depreciation	(99,423)	(67,733)	(2,111)
Inventory write-downs	(743)	0	0
Gross profit (loss)	208,972	60,707	3,169
Other Pv Products Segment
Segment Reporting Information [Line Items]
Net sales	2,012,180	2,425,874	1,095,958
Depreciation	(112,099)	(82,598)	(60,447)
Inventory write-downs	(304,432)	(6,113)	(180,213)
Gross profit (loss)	(81,179)	536,850	(114,688)
Corporate Elimination
Segment Reporting Information [Line Items]
Net sales	(453,575)	(189,318)	(15,984)
Depreciation	0	0	0
Inventory write-downs	0	0	0
Gross profit (loss)	$ (167,454)	$ (39,722)	$ (2,064)

Net Revenues, Based On Geographic Location Of Customers (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Net revenue	$ 2,157,813	$ 2,509,347	$ 1,098,038
Mainland China
Segment Reporting Information [Line Items]
Net revenue	833,387	858,988	274,019
Europe excluding Germany
Segment Reporting Information [Line Items]
Net revenue	437,616	380,339	57,944
Asia Pacific excluding mainland China and Taiwan
Segment Reporting Information [Line Items]
Net revenue	320,285	306,072	198,484
Taiwan
Segment Reporting Information [Line Items]
Net revenue	251,040	260,100	354,126
Germany
Segment Reporting Information [Line Items]
Net revenue	181,915	512,464	165,891
North America
Segment Reporting Information [Line Items]
Net revenue	$ 133,570	$ 191,384	$ 47,574

Segment Reporting And Concentration Of Risk - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Concentration Risk [Line Items]
Cash and cash equivalents and pledged bank deposits held	$ 840,771
Prepayments to suppliers	146,350	168,755
Provision for doubtful recoveries for prepayments to suppliers	$ 70,459	$ 4,749	$ 17,874

Cash And Cash Equivalents And Pledged Bank Deposits Held (Detail) In Thousands, unless otherwise specified	Dec. 31, 2011 Currency, U.S. Dollar USD ($)	Dec. 31, 2011 Currency, U.S. Dollar Mainland China USD ($)	Dec. 31, 2011 Currency, U.S. Dollar HONG KONG USD ($)	Dec. 31, 2011 Currency, U.S. Dollar UNITED STATES USD ($)	Dec. 31, 2011 Currency, U.S. Dollar European Union USD ($)	Dec. 31, 2011 Currency, Euro USD ($)	Dec. 31, 2011 Currency, Euro EUR (€)	Dec. 31, 2011 Currency, Euro Mainland China EUR (€)	Dec. 31, 2011 Currency, Euro HONG KONG EUR (€)	Dec. 31, 2011 Currency, Euro UNITED STATES EUR (€)	Dec. 31, 2011 Currency, Euro European Union EUR (€)	Dec. 31, 2011 Currency, Chinese Renminbi USD ($)	Dec. 31, 2011 Currency, Chinese Renminbi CNY	Dec. 31, 2011 Currency, Chinese Renminbi Mainland China CNY	Dec. 31, 2011 Currency, Chinese Renminbi HONG KONG CNY	Dec. 31, 2011 Currency, Chinese Renminbi UNITED STATES CNY	Dec. 31, 2011 Currency, Chinese Renminbi European Union CNY	Dec. 31, 2011 Hong Kong Dollar Currency USD ($)	Dec. 31, 2011 Hong Kong Dollar Currency HKD	Dec. 31, 2011 Hong Kong Dollar Currency Mainland China HKD	Dec. 31, 2011 Hong Kong Dollar Currency HONG KONG HKD	Dec. 31, 2011 Hong Kong Dollar Currency UNITED STATES HKD	Dec. 31, 2011 Hong Kong Dollar Currency European Union HKD
Concentration Risk [Line Items]
Cash and cash equivalents and pledged bank deposits held	$ 103,440	$ 68,648	$ 3,006	$ 31,786	$ 0	$ 15,567	€ 12,017	€ 2,535	€ 1,585	€ 5	€ 7,892	$ 721,755	4,547,718	4,546,951	767	0	0	$ 10	75	0	75	0	0

Amount Of Sales To Customers (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Concentration Risk [Line Items]
Sales to customers	$ 2,157,813	$ 2,509,347	$ 1,098,038
Customer A
Concentration Risk [Line Items]
Sales to customers	97,576	109,597	137,393
Customer B
Concentration Risk [Line Items]
Sales to customers	$ 30,378	$ 212,393	$ 117,893

Accounts Receivable Balances Due (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Concentration Risk [Line Items]
Accounts Receivable	$ 491,407	$ 384,265
Customer A
Concentration Risk [Line Items]
Accounts Receivable	6,037	56,185
Customer B
Concentration Risk [Line Items]
Accounts Receivable	5,238	9,563
Customer C
Concentration Risk [Line Items]
Accounts Receivable	$ 0	$ 41,135

Outstanding Prepayments To Individual Suppliers (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Supplier A
Concentration Risk [Line Items]
Prepayments to suppliers, net	$ 4,746	$ 0
Supplier B
Concentration Risk [Line Items]
Prepayments to suppliers, net	4,233	18,126
Supplier C
Concentration Risk [Line Items]
Prepayments to suppliers, net	3,589	0
Supplier D
Concentration Risk [Line Items]
Prepayments to suppliers, net	$ 25	$ 60,826

Related Party Transactions And Amounts Outstanding With Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Gintech and Motech | Wafers
Related Party Transaction [Line Items]
Sales to related parties		$ 0	[1]	$ 0	[1]	$ 56,132	[1]
Best Solar | Modules production equipment
Related Party Transaction [Line Items]
Purchases from related parties	21,248	0	[2]	21,248	[2]	0	[2]
Best Solar | Inventories
Related Party Transaction [Line Items]
Purchases from related parties		0	[2]	80,869	[2]	78,079	[2]
Best Solar | Buildings Plant And Land Use Rights
Related Party Transaction [Line Items]
Purchases from related parties		61,574	[2]	0	[2]	0	[2]
Best Solar | Modules and Cells
Related Party Transaction [Line Items]
Sales to related parties		0	[2]	4,587	[2]	0	[2]
Best Solar | Pv Products
Related Party Transaction [Line Items]
Sales to related parties		723	[2]	0	[2]	0	[2]
JXLXI | Low Value Consumables
Related Party Transaction [Line Items]
Purchases from related parties		573	[3]	1,993	[3]	509	[3]
Suzhou | Auxiliary
Related Party Transaction [Line Items]
Purchases from related parties		11,142	[4]	7,821	[4]	0	[4]
Sinoma | Crucibles
Related Party Transaction [Line Items]
Purchases from related parties		18,116	[5]	14,252	[5]	1,271	[5]
Geermu Hydropower | Modules And Other Pv Products
Related Party Transaction [Line Items]
Sales to related parties		$ 36,526	[6]	$ 0	[6]	$ 0	[6]

[1]	During the year ended December 31, 2009, JXLDK entered into three wafer sales contracts with Gintech and one wafer sales contract with Motech with contract values of US$52,350 and US$3,782, respectively (collectively referred as "Wafer Sales Contracts"). In addition, Gintech and Motech entered into agreements to sell corresponding quantities of cells ("Cell Sales Agreement") to Best Solar. The Company respectively agreed with Gintech and Motech that these Wafer Sales Contracts will be void if Best Solar did not procure the cells from Gintech and Motech pursuant to the Cell Sales Agreement. During the year ended December 31, 2009, JXLDK recognized revenue of US$56,132 relating to these Wafer Sales Contracts when Gintech and Motech accepted delivery of wafers supplied by the Group and Best Solar accepted delivery of cells respectively supplied by Gintech and Motech.
[2]	On February 28, 2010, the Group purchased the crystalline module production equipment from Best Solar at a consideration of US$21,248, which approximates their fair value in the market and carrying value as recorded in the books of Best Solar. The Group purchased the crystalline modules of US$78,079 and US$29,426 from Best Solar during the years ended December 31, 2009 and 2010 respectively. The Group also purchased raw materials and supplies relating to crystalline modules production of US$51,443 from Best Solar during the year ended December 31, 2010. Furthermore, the Group made prepayment of US$15,573 to Best Solar under a thin-film module purchase agreement during the year ended December 31, 2010 and made prepayments of US$37,615 to Best Solar for crystalline module purchases and processing during the year ended December 31, 2009. The Group purchased buildings, plant and land use rights of US$61,574 for module production from Best Solar during the year ended December 31, 2011. The Group sold crystalline modules and cells of US$4,587 to Best Solar during the year ended December 31, 2010. The Group sold a PV project of US$723 to Best Solar during the year ended December 31, 2011. The outstanding amounts due from Best Solar as of December 31, 2010 and 2011 were US$44,839 and US$1,665 respectively. The outstanding amounts due to Best Solar as of December 31, 2010 and 2011 were US$ nil respectively.
[3]	The Group purchased low value consumables from Jiangxi Liouxin Industry Co., Ltd., ("JXLXI") which is a company controlled by Mr. Peng, amounting to US$509, US$1,993 and US$573 during the years ended December 31, 2009, 2010 and 2011 respectively. The outstanding amount due to JXLXI was US$949 and US$1,519 as of December 31, 2010 and 2011 respectively.
[4]	The Group purchased auxiliary materials of US$7,821 and US$11,142 from Saiwen Industry (Suzhou) Co., Ltd., ("SZSW"), a company controlled by Mr. Peng, during the years ended December 31, 2010 and 2011 respectively. The outstanding amounts due to SZSW was US$2,211 and US$8,340 as of December 31, 2010 and 2011 and due from SZSW was US$ nil and US$850 as of December 31, 2010 and 2011.
[5]	JXLDK purchased crucibles from Sinoma, which is an equity method investee of JXLDK, amounting to US$1,271, US$14,252 and US$18,116 during the years ended December 31, 2009, 2010 and 2011 respectively. The outstanding amount due to Sinoma was US$11,874 and US$9,460 as of December 31, 2010 and 2011.
[6]	The Group sold module and other PV products of US$36,526 to Geermu Hydropower, which is an equity method investee of LDK Solar Power Technology (Xinyu) Engineering Co., Ltd., during the year ended December 31, 2011. The outstanding amount due from Geermu Hydropower was US$38,805 as of December 31, 2011.

Related Party Transactions And Amounts Outstanding With Related Parties (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Gintech and Motech | Wafers
Related Party Transaction [Line Items]
Sales to related parties		$ 0	[1]	$ 0	[1]	$ 56,132	[1]
Best Solar
Related Party Transaction [Line Items]
Prepayments to related parties		15,573		37,615
Due from related parties		1,665		44,839
Best Solar | Modules production equipment
Related Party Transaction [Line Items]
Purchases from related parties	21,248	0	[2]	21,248	[2]	0	[2]
Best Solar | Inventories
Related Party Transaction [Line Items]
Purchases from related parties		0	[2]	80,869	[2]	78,079	[2]
Best Solar | Buildings Plant And Land Use Rights
Related Party Transaction [Line Items]
Purchases from related parties		61,574	[2]	0	[2]	0	[2]
Best Solar | Modules and Cells
Related Party Transaction [Line Items]
Sales to related parties		0	[2]	4,587	[2]	0	[2]
Best Solar | Pv Products
Related Party Transaction [Line Items]
Sales to related parties		723	[2]	0	[2]	0	[2]
Best Solar | Modules
Related Party Transaction [Line Items]
Purchases from related parties				29,426
Best Solar | Raw materials and supplies
Related Party Transaction [Line Items]
Purchases from related parties				51,443
JXLXI
Related Party Transaction [Line Items]
Due to related parties		1,519		949
JXLXI | Low Value Consumables
Related Party Transaction [Line Items]
Purchases from related parties		573	[3]	1,993	[3]	509	[3]
Suzhou
Related Party Transaction [Line Items]
Due from related parties		850
Due to related parties		8,340		2,211
Suzhou | Auxiliary
Related Party Transaction [Line Items]
Purchases from related parties		11,142	[4]	7,821	[4]	0	[4]
Sinoma
Related Party Transaction [Line Items]
Due to related parties		9,460		11,874
Sinoma | Crucibles
Related Party Transaction [Line Items]
Purchases from related parties		18,116	[5]	14,252	[5]	1,271	[5]
Gintech | Wafers
Related Party Transaction [Line Items]
Number of sales contracts						3
Sales to related parties						52,350
Motech | Wafers
Related Party Transaction [Line Items]
Number of sales contracts						1
Sales to related parties						3,782
Geermu Hydropower
Related Party Transaction [Line Items]
Due from related parties		38,805
Geermu Hydropower | Other Pv Products Segment
Related Party Transaction [Line Items]
Sales to related parties		$ 36,526

[1]	During the year ended December 31, 2009, JXLDK entered into three wafer sales contracts with Gintech and one wafer sales contract with Motech with contract values of US$52,350 and US$3,782, respectively (collectively referred as "Wafer Sales Contracts"). In addition, Gintech and Motech entered into agreements to sell corresponding quantities of cells ("Cell Sales Agreement") to Best Solar. The Company respectively agreed with Gintech and Motech that these Wafer Sales Contracts will be void if Best Solar did not procure the cells from Gintech and Motech pursuant to the Cell Sales Agreement. During the year ended December 31, 2009, JXLDK recognized revenue of US$56,132 relating to these Wafer Sales Contracts when Gintech and Motech accepted delivery of wafers supplied by the Group and Best Solar accepted delivery of cells respectively supplied by Gintech and Motech.
[2]	On February 28, 2010, the Group purchased the crystalline module production equipment from Best Solar at a consideration of US$21,248, which approximates their fair value in the market and carrying value as recorded in the books of Best Solar. The Group purchased the crystalline modules of US$78,079 and US$29,426 from Best Solar during the years ended December 31, 2009 and 2010 respectively. The Group also purchased raw materials and supplies relating to crystalline modules production of US$51,443 from Best Solar during the year ended December 31, 2010. Furthermore, the Group made prepayment of US$15,573 to Best Solar under a thin-film module purchase agreement during the year ended December 31, 2010 and made prepayments of US$37,615 to Best Solar for crystalline module purchases and processing during the year ended December 31, 2009. The Group purchased buildings, plant and land use rights of US$61,574 for module production from Best Solar during the year ended December 31, 2011. The Group sold crystalline modules and cells of US$4,587 to Best Solar during the year ended December 31, 2010. The Group sold a PV project of US$723 to Best Solar during the year ended December 31, 2011. The outstanding amounts due from Best Solar as of December 31, 2010 and 2011 were US$44,839 and US$1,665 respectively. The outstanding amounts due to Best Solar as of December 31, 2010 and 2011 were US$ nil respectively.
[3]	The Group purchased low value consumables from Jiangxi Liouxin Industry Co., Ltd., ("JXLXI") which is a company controlled by Mr. Peng, amounting to US$509, US$1,993 and US$573 during the years ended December 31, 2009, 2010 and 2011 respectively. The outstanding amount due to JXLXI was US$949 and US$1,519 as of December 31, 2010 and 2011 respectively.
[4]	The Group purchased auxiliary materials of US$7,821 and US$11,142 from Saiwen Industry (Suzhou) Co., Ltd., ("SZSW"), a company controlled by Mr. Peng, during the years ended December 31, 2010 and 2011 respectively. The outstanding amounts due to SZSW was US$2,211 and US$8,340 as of December 31, 2010 and 2011 and due from SZSW was US$ nil and US$850 as of December 31, 2010 and 2011.
[5]	JXLDK purchased crucibles from Sinoma, which is an equity method investee of JXLDK, amounting to US$1,271, US$14,252 and US$18,116 during the years ended December 31, 2009, 2010 and 2011 respectively. The outstanding amount due to Sinoma was US$11,874 and US$9,460 as of December 31, 2010 and 2011.

Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Amounts due from executives and employees included in other current assets	$ 46,361	$ 46,262

Ldk Solar Co Ltd (Parent Company) - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Minimum required after tax profit percentage allocation to general reserve fund	10.00%
Maximum requirement of subsidiaries' after tax profits to be allocated to general reserve fund as percentage of subsidiaries registered capital	50.00%
Retained earnings appropriated	$ 17,505	$ 28,599
Restricted portion of net assets from transferring to either in the form of dividends, loans or advances	$ 1,523,098	$ 1,237,125

Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 244,072	$ 202,127	$ 384,761	$ 255,523
Total assets	6,853,861	5,492,157
Accrued expenses and other payables	749,388	751,272
Borrowings	1,234,072	910,464
RMB-denominated US$-settled senior notes, less debt discount	258,827	0
Total equity	609,916	1,019,240
Parent Company
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	7,129	8,656	630	167
Due from other affiliates	25,775	0
Due from subsidiaries	85,400	31,885
Prepaid expense	0	238
Other receivables	250	877
Investment in subsidiaries	1,599,919	1,629,564
Debt issuance costs	5,598	4,300
Total assets	1,724,071	1,675,520
Accrued expenses and other payables	13,685	7,648
Borrowings	29,800	0
RMB-denominated US$-settled senior notes, less debt discount	258,827	0
Due to subsidiaries	786,338	256,749
Deferred revenue	1,772	1,780
Convertible senior notes	23,733	390,103
Total equity	609,916	1,019,240
Total liabilities and equity	$ 1,724,071	$ 1,675,520

Condensed Statements Of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (330,883)	$ (90,380)	$ (91,513)
Legal settlement, net of insurance recoveries	0	0	(10,000)
Interest income	7,365	4,632	2,408
Interest expense, amortization of discount on exchangeable notes and amortization of convertible senior notes and RMB-denominated US$-settled senior notes issuance costs and debt discount	(189,938)	(95,012)	(50,068)
Foreign currency exchange loss, net	(2,040)	8,327	(613)
Others	7,135	618	(87)
(Loss) earnings before income taxes	(604,813)	362,677	(254,908)
Equity in (loss) earnings from subsidiaries	(787)	3,570	(3,343)
Income tax expense	(4,141)	(66,210)	20,912
Net (loss) income available to LDK Solar Co., Ltd. shareholders	(655,459)	290,797	(234,225)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Revenue	4,534	0	0
General and administrative expenses	(13,667)	(7,769)	(7,229)
Legal settlement, net of insurance recoveries	0	0	(10,000)
Interest income	65	119	1
Interest expense, amortization of discount on exchangeable notes and amortization of convertible senior notes and RMB-denominated US$-settled senior notes issuance costs and debt discount	(30,508)	(19,278)	(14,574)
Foreign currency exchange loss, net	(10,871)	0	0
Others	4,836	55	(3)
(Loss) earnings before income taxes	(45,611)	(26,873)	(31,805)
Equity in (loss) earnings from subsidiaries	(609,848)	318,986	(202,420)
Income tax expense	0	(1,316)	0
Net (loss) income available to LDK Solar Co., Ltd. shareholders	$ (655,459)	$ 290,797	$ (234,225)

Condensed Statements Of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net (loss) income	$ 608,954	$ (296,467)	$ 233,996
Adjustments to reconcile net income to net cash used in operating activities:
Amortization of convertible senior notes issuance costs and debt discount	5,470	10,174	9,456
Equity in loss (earnings) from subsidiaries	787	(3,570)	3,343
Gains on repurchase of convertible senior notes and RMB-denominated US$-settled senior notes	(4,831)	0	0
Others	22	(364)	0
Changes in operating assets/liabilities:
Due from subsidiaries	6,777	(6,379)	(37,615)
Due to subsidiaries	2,345	(23,885)	36,614
Net cash provided by (used in) operating activities	(286,968)	559,993	18,614
Cash flows from investing activities
Net cash used in investing activities	(816,044)	(929,118)	(797,315)
Cash flows from financing activities
Proceeds from issuance of ordinary shares	167,329	18,029	111,800
Payment of expenses relating to issuance of ordinary shares and convertible senior notes and RMB-denominated US$-settled senior notes	(6,769)	(4,894)	0
Payment of repurchase of ordinary shares	(110,559)	0	0
Proceeds from issuance of RMB-denominated US$-settled senior notes	258,657	0	0
Proceeds from private placements of ordinary shares	25,790	0	0
Payment for repurchase of RMB-denominated US$-settled senior notes	(8,223)	0	0
Payment of convertible senior notes redemption	(364,765)	(7,719)	0
Net cash provided by financing activities	1,138,499	180,388	907,315
Effect of foreign currency exchange rate changes on cash and cash equivalents	6,458	6,103	624
Net (decrease) increase in cash and cash equivalents	41,945	(182,634)	129,238
Cash and cash equivalents at beginning of year	202,127	384,761	255,523
Cash and cash equivalents at end of year	244,072	202,127	384,761
Parent Company
Cash flows from operating activities
Net (loss) income	(655,459)	290,797	(234,225)
Adjustments to reconcile net income to net cash used in operating activities:
Amortization of convertible senior notes issuance costs and debt discount	5,456	10,174	9,456
Equity in loss (earnings) from subsidiaries	609,848	(318,986)	202,420
Compensation revenue	(4,534)	0	0
Gains on repurchase of convertible senior notes and RMB-denominated US$-settled senior notes	(4,831)	0	0
Others	0	(193)	0
Changes in operating assets/liabilities:
Due from subsidiaries	(53,515)	97,008	(8,790)
Due from an affiliate	(25,775)	0	0
Due to subsidiaries	47,223	176,052	10,568
Other assets/liabilities	6,895	(10,162)	11,646
Net cash provided by (used in) operating activities	(74,692)	244,690	(8,925)
Cash flows from investing activities
Investment in subsidiaries	(377,015)	(262,253)	(131,462)
Net cash used in investing activities	(377,015)	(262,253)	(131,462)
Cash flows from financing activities
Proceeds from related party borrowings	447,286	20,173	29,050
Proceeds from bank borrowings	29,800	0	0
Proceeds from issuance of ordinary shares	167,329	18,029	111,800
Payment of expenses relating to issuance of ordinary shares and convertible senior notes and RMB-denominated US$-settled senior notes	(5,749)	(4,894)	0
Payment of repurchase of ordinary shares	(110,559)	0	0
Proceeds from issuance of RMB-denominated US$-settled senior notes	258,657	0	0
Proceeds from private placements of ordinary shares	25,790	0	0
Payment for repurchase of RMB-denominated US$-settled senior notes	(8,223)	0	0
Payment of convertible senior notes redemption	(364,765)	(7,719)	0
Net cash provided by financing activities	439,566	25,589	140,850
Effect of foreign currency exchange rate changes on cash and cash equivalents	10,614	0	0
Net (decrease) increase in cash and cash equivalents	(1,527)	8,026	463
Cash and cash equivalents at beginning of year	8,656	630	167
Cash and cash equivalents at end of year	$ 7,129	$ 8,656	$ 630

Fair Value Measurement - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated fair value of convertible senior notes	15,783
Long-term Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated fair value of notes	79,255
Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated fair value of notes	136,727
Available-for-sale Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Discount adjustment to reflect sale restriction	25.00%

Assets And Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Carrying amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale equity security of JYT	$ 10,265
Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale equity security of JYT	10,265
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale equity security of JYT	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale equity security of JYT	10,265
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale equity security of JYT	$ 0

Fair Value Measurements Of Assets And Liabilities That Are Measured On Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring, Performance Shares, USD $)
In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability of preferred share performance compensation	$ 0
Derivative liability of preferred share performance compensation total gains (losses)	0
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability of preferred share performance compensation	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability of preferred share performance compensation	0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability of preferred share performance compensation	$ 0

Derivative Financial Instruments - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum	Dec. 31, 2010 U.S. Dollar Denominated Receivable USD ($)	Dec. 31, 2011 Euro Denominated Receivable EUR (€)	Dec. 31, 2010 Euro Denominated Receivable EUR (€)	Dec. 31, 2010 U.S. Dollar Denominated Payable USD ($)
Derivative [Line Items]
Notional amount of foreign exchange forward contracts				$ 35,000	€ 5,000	€ 2,000	$ 35,000
Bank borrowings amount, outstanding	2,922,455
Bank borrowings amount carrying variable interest	$ 1,177,409
Bank borrowings amount, effective interest rates		3.08%	9.25%

Location And Fair Value Amounts Of Derivative Instruments Reported In Consolidated Balance Sheets (Detail) (Not Designated as Hedging Instrument, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	$ 0	$ 735
Liability derivatives fair value	0	(154)
Foreign Exchange Forward
Derivatives, Fair Value [Line Items]
Liability derivatives fair value	0	0
Foreign Exchange Forward | Other Current Assets
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	0	735
Non-deliverable Foreign Exchange Forward
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	0	0
Non-deliverable Foreign Exchange Forward | Other financial liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives fair value	0	(154)
Performance Shares
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	0	0
Liability derivatives fair value	$ 0	$ 0

Effect Of Derivative Instruments On Consolidated Statements Of Operations (Detail) (Not Designated as Hedging Instrument, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain recognized in income on derivatives	$ (581)	$ 543
Foreign Exchange Forward | Foreign Currency Gain (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain recognized in income on derivatives	(581)	543
Performance Shares
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain recognized in income on derivatives	$ 0	$ 0